                                                      Registration No. 333-42567


     As filed with the Securities and Exchange Commission on April 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 7
                         TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                              (Exact Name of Trust)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)
                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
          (Complete Address of Depositor's Principal Executive Offices)

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                         American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                     American General Life Insurance Company
                              Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                            N-8B-2 AND THE PROSPECTUS
                     (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                                      PROSPECTUS CAPTION
------------------------                                      ------------------
1                                                             Additional Information:  Separate Account VL-R.
2                                                             Additional Information:  AGL.
3                                                             Inapplicable.**
4                                                             Additional Information:  Distribution of Policies.
5, 6                                                          Additional Information:  Separate Account VL-R.
7                                                             Inapplicable.**
8                                                             Inapplicable.**
9                                                             Additional Information:  Legal Matters.
10(a)                                                         Additional Information:  Your Beneficiary, Assigning
                                                                Your Policy.
10(b)                                                         Basic Questions You May Have:  How will the value
                                                                of my investment in a Policy change over time?
10(c)(d)                                                      Basic Questions You May Have:  How can I change my
                                                                Policy's insurance coverage?  How can I access my
                                                                investment in a Policy?  Can I choose the form in which
                                                                AGL pays out any proceeds from my Policy?
10(e)                                                         Basic Questions You May Have:  Must I invest any
                                                                minimum amount in a policy?
10(f)                                                         Additional Information:  Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)                        Basic Questions You May Have:  To what extent will AGL
                                                                vary the terms and conditions of the Policies in particular cases?  Additional Information:  Voting Privileges;
                                                                Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)                        Inapplicable.**
10(i)                                                         Additional Information:  Separate Account VL-R; Tax
                                                                Effects.
11                                                            Basic Questions You May Have: How will the value of my
                                                                investment in a Policy change over time?
12(a)                                                         Additional Information:  Separate Account VL-R.
                                                                Front Cover.
12(b)                                                         Inapplicable.**
12(c), 12(d)                                                  Inapplicable.**
12(e)                                                         Inapplicable, because the Separate Account did not
                                                                commence operations.
13(a)                                                         Basic Questions You May Have:  What charges will AGL
                                                                deduct from my investment in a Policy?  What charges and
                                                                expenses will the Mutual Funds deduct from the amounts I
                                                                invest through my Policy?  Additional Information:  More
                                                                About Policy Charges.
13(b)                                                         Illustrations of Hypothetical Policy Benefits.
13(c)                                                         Inapplicable.**
13(d)                                                         Basic Questions You May Have: To what extent will AGL
                                                                vary the terms and conditions of the Policy in particular
                                                                cases?
13(e), 13(f), 13(g)                                           None.
14                                                            Basic Questions You May Have:  How can I invest money in
                                                                a Policy?


15                                                            Basic Questions You May Have:  How can I invest money in
                                                                a Policy?  How do I communicate with AGL?
16                                                            Basic Questions You May Have:  How will the value of my
                                                                investment in a Policy change over time?  Additional
                                                                Information:  Separate Account VL-R.

ITEM NO.                                                      ADDITIONAL INFORMATION
--------                                                      ----------------------
17(a), 17(b)                                                  Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                                         Inapplicable.**
18(a)                                                         Captions referred to under Item 16.
18(b), 18(d)                                                  Inapplicable.**
18(c)                                                         Additional Information: Separate Account VL-R.
19                                                            Additional Information: Separate Account VL-R; Our
                                                                Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)                      Inapplicable.**
21(a), 21(b)                                                  Basic Questions You May Have:  How can I access my
                                                                investment in a Policy?  Additional Information: Payment
                                                                of Policy Proceeds.
21(c)                                                         Inapplicable.**
22                                                            Additional Information:  Payment of Policy Proceeds- Delay
                                                                to Challenge Coverage.
23                                                            Inapplicable.**
24                                                            Additional Information.  Additional Rights That We Have.
25                                                            Additional Information:  AGL.
26                                                            Inapplicable, because the Separate Account has not yet
                                                                commenced operations.
27                                                            Additional Information:  AGL.
28                                                            Additional Information:  AGL's Management.
29                                                            Additional Information:  AGL.
30, 31, 32, 33, 34                                            Inapplicable, because the Separate Account has not yet
                                                                commenced operations.
35                                                            Inapplicable.**
36                                                            Inapplicable.**
37                                                            None.
38, 39                                                        Additional Information: Distribution of the Policies.
40                                                            Inapplicable, because the Separate Account has not yet
                                                                commenced operations.
41(a)                                                         Additional Information:  Distribution of the Policies.
41(b), 41(c)                                                  Inapplicable.**
42, 43                                                        Inapplicable, because the Separate Account has not yet
                                                                commenced operations or issued any securities.
44(a)(1), 44(a)(2), 44(a)(3)                                  Basic Questions You May Have:  How will the value of my
                                                                investment in a Policy change over time?
44(a)(4)                                                      Additional Information:  Tax Effects- Our taxes.
44(a)(5), 44(a)(6)                                            Basic Questions You May Have:  What charges will AGL
                                                                deduct from my investment in a Policy?
44(b)                                                         Inapplicable.**
44(c)                                                         Caption referenced in 13(d) above.
45                                                            Inapplicable, because the Separate Account has not yet
                                                                commenced operations.
46(a)                                                         Captions referenced in 44(a) above.
46(b)                                                         Inapplicable.**
47, 48, 49                                                    None.
50                                                            Inapplicable.**
51                                                            Inapplicable.**

52(a), 52(c)                                                  Basic Questions You May Have:  To what extent can AGL
                                                                vary the terms and conditions of the Policy in particular
                                                                cases?  Additional Information:  Additional Rights That We
                                                                Have.
52(b), 52(d)                                                  None.
53(a)                                                         Additional Information: Tax Effects- Our taxes.
53(b), 54                                                     Inapplicable.**
55                                                            Illustrations of Hypothetical Policy Benefits.
56-59                                                         Inapplicable.**

* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940 ("Act"), Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.


                                                      PLATINUM INVESTOR(SM) I

                           FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (THE "POLICIES") ISSUED BY
                                          AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

ADMINISTRATIVE CENTER:                                             HOME OFFICE:                PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                   (U.S. MAIL)                   2727-A Allen Parkway        (EXPRESS PAYMENTS AND
VUL Administration                   VUL Administration            Houston, Texas 77019-2191   U.S. MAIL)
2727-A Allen Parkway                 P. O. Box 4880                1-713-831-3443              #1 Franklin Square
Houston, Texas 77019-2191            Houston, Texas 77210-4880     1-888-325-9315              Springfield, Illinois 62713-0001
1-713-831-3443, 1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(EXCEPT PREMIUM PAYMENTS)

This booklet is called the "prospectus."

         Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
       ------------------------------------------   --------------------------------   --------------------------------------------

..      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Growth Fund
       - Class I Shares                                                                AIM V.I. Premier Equity Fund
..      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                    Management, Inc.
..      Ayco Series Trust.........................   The Ayco Company, L.P...........   Ayco Growth Fund
..      Credit Suisse Trust.......................   Credit Suisse Asset Management,.   Small Cap Growth Portfolio
                                                    LLC
..      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
..      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
..      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager(SM) Portfolio - Service
                                                    Research Company                   Class 2
                                                                                       VIP Contrafund(R) Portfolio - Service Class 2
                                                                                       VIP Equity-Income Portfolio - Service Class 2
                                                                                       VIP Growth Portfolio - Service Class 2
..      Franklin Templeton Variable Insurance.....   Franklin Advisers, Inc..........   Franklin U.S. Government Fund - Class 2
       Products Trust                               Franklin Mutual Advisors, LLC      Mutual Shares Securities Fund - Class 2
                                                    Templeton Investment Counsel, LLC  Templeton Foreign Securities Fund - Class 2
..      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
..      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   JPMorgan Small Company
                                                    Management Inc.                    Portfolio
..      MFS Variable Insurance Trust..............   Massachusetts Financial.........   MFS Capital Opportunities Series
                                                    Services Company                   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
..      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
       Trust                                        Inc.
..      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Portfolio
       Administrative Class                         Company LLC                        PIMCO Short-Term Portfolio
                                                                                       PIMCO Total Return Portfolio
..      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                    LLC                                Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                       Income Fund - Class IB
..      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                    Company                            RST Growth Opportunities Portfolio
..      SunAmerica Series Trust...................   SunAmerica Investment...........   Aggressive Growth Portfolio - Class A
                                                    Management Inc.                    SunAmerica Balanced Portfolio - Class A
..      The Universal Institutional Funds, Inc....   Morgan Stanley Investment.......   Equity Growth Portfolio
                                                    Management Inc.                    High Yield Portfolio
..      VALIC Company I...........................   VALIC...........................   International Equities Fund
                                                                                       Mid Cap Index Fund
                                                                                       Money Market I Fund
                                                                                       Nasdaq-100(R) Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
..      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                    Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
..      Van Kampen Life Investment Trust..........   Van Kampen Asset................   Strategic Stock Portfolio
       -Class I Shares                              Management Inc.

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT EITHER OUR HOME OFFICE OR ADMINISTRATIVE CENTER LISTED ON THE FIRST PAGE.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

                      THIS PROSPECTUS IS DATED MAY 1, 2002

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you exercise any of your rights or privileges under your Platinum Investor(SM) I variable life policy (the "Policy" or "Policies"). This prospectus generally describes only the variable portion of the Policy, except where the declared fixed interest account is specifically mentioned.

     New Sales of Platinum Investor(SM) I. We no longer offer the Platinum Investor(SM) I Policy for sale to new policy holders.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                             PAGE TO SEE IN
BASIC QUESTIONS YOU MAY HAVE                                                 THIS PROSPECTUS
--------------------------------------------------------------------------------------------
..  What are the Policies?....................................................          4
..  How can I invest money in a Policy?.......................................          5
..  How will the value of my investment in a Policy change over time?.........          6
..  What charges will AGL deduct from my investment in a Policy?..............          7
..  What charges and expenses will the Mutual Funds deduct from
       amounts I invest through my Policy?...................................         10
..  What payments does AGL receive from the Mutual Funds?.....................         15
..  What is the basic amount of insurance ("death benefit") that AGL pays
       when the insured person dies?.........................................         15
..  Must I invest any minimum amount in a Policy?.............................         17
..  How can I change my Policy's investment options?..........................         18
..  How can I change my Policy's insurance coverage?..........................         19
..  What additional rider benefits might I select?............................         20
..  How can I access my investment in a Policy?...............................         23
..  Can I choose the form in which AGL pays out the proceeds from my Policy?..         25
..  To what extent can AGL vary the terms and conditions of the Policies
       in particular cases?..................................................         26
..  How will my Policy be treated for income tax purposes?....................         27
..  How do I communicate with AGL?............................................         27

     Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phases that appears at the end of this prospectus (page 62, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes the Platinum Investor(SM) I flexible premium variable life insurance Policies issued by AGL. Platinum Investor(SM) I Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. Platinum Investor(SM) I Policies pay a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, and (4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 27. Also see "Services Agreements" on page 59. This booklet is called the "prospectus."

     Illustrations of a hypothetical Policy. Starting on page 29, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 33, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 33. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." We can refuse to accept a subsequent premium payment that is less than $50. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 27 and "Tax Effects" beginning on page 35. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31/st/ of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 46.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7, under "Premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7, under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown on the first page of this prospectus).

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 10. The "daily charge" described on page 8 and the charges and expenses of the Mutual Funds discussed on pages 10-15 do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return.

     Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

     Other deductions from each premium payment. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from your premium payment, we will deduct 2.5% from the remainder of all premium payments received. We have the right at any time to increase this charge to not more than 5% on all future premium payments.

     Your Policy refers to this deduction as a "Premium Expense Charge." We use this charge to cover sales expenses, including commissions.

     Daily charge. We will deduct a daily charge at an effective annual rate of 0.75% of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an effective annual rate of 0.50%, and after 20 years, we will further reduce the charge to an effective annual rate of 0.25%. We guarantee these rate reductions. We apply this charge to pay for our mortality and expense risks.

     Flat monthly charge. We will deduct $6 from your accumulation value each month. Also, we have the right to raise this charge at any time to not more than $12 per month. The flat monthly charge is the "Monthly Administration Fee" shown on page 3 of your Policy. We use this charge to pay for the cost of administrative services we provide under the Policies.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical
Policies:

     .    greater amounts at risk result in a higher monthly insurance charge;
          and

     . higher cost of insurance rates also result in a higher monthly insurance charge.

     Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are not greater than the guaranteed maximum rates for insured persons in most age and risk, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general, the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

     Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider, two versions of the maturity extension rider, return of premium death benefit rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 20, under "What additional rider benefits might I select?" The specific charge for any riders you choose is shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Surrender charge for Platinum Investor(SM) I Policies. The Platinum Investor(SM) I Policies have a surrender charge that applies for the first 10 Policy years (and the first 10 years after any increase in the Policy's specified amount). The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. The maximum amount of the surrender charge will be shown on pages 23 and 24 of the Policy. It may initially be as high as $40 per $1,000 of specified amount or as low as $1.80 per $1,000 of specified amount (or any increase in the specified amount). Any amount of surrender charge decreases automatically by a constant amount each year beginning in the fourth year of its 10 year period referred to above until, in the eleventh year, it is zero.

     We are permitted to not charge some or all of the surrender charges under certain limited circumstances, according to the terms of a Policy endorsement.

     We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender of a Platinum Investor(SM) I Policy. Upon a requested decrease in such a Policy's specified amount of coverage, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any specified amount decrease that, as described under "Partial surrender" beginning on page 23, results from any requested partial surrender. For this purpose, we deem the most recent increases of specified amount to have been canceled first.

     Partial surrender fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender.

     Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

     Charge for taxes. We can adjust charges in the future on account of federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More about Policy charges" on page 43.

     Allocation of charges. You may choose from which of your investment options we deduct all monthly charges. If you do not have enough accumulation value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option. Any surrender charge upon a decrease in specified amount that is requested under a Platinum Investor(SM) I Policy will be allocated in the same manner as if it were a monthly deduction.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:



     THE MUTUAL FUNDS' ANNUAL EXPENSES/1/ (as a percentage of average net assets)

                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------
AIM VARIABLE INSURANCE FUNDS -
CLASS I SHARES:/1/

AIM V.I. International Growth Fund                                     0.73%                         0.32%                1.05%

AIM V.I. Premier Equity Fund                                           0.60%                         0.25%                0.85%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.:/1/

VP Value Fund/2/                                                       0.97%                         0.00%                0.97%

AYCO SERIES TRUST:/3/

Ayco Growth Fund                                                       0.00%                         1.00%                1.00%

CREDIT SUISSE TRUST:/1/
                                                                                                        (Footnotes begin on page 13)


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------
Small Cap Growth Portfolio                                             0.90%                         0.22%                1.12%

DREYFUS INVESTMENT PORTFOLIOS:/1/

MidCap Stock Portfolio - Initial                                       0.75%                         0.14%                0.89%
     shares

DREYFUS VARIABLE INVESTMENT FUND:/1/

Quality Bond Portfolio - Initial shares                                0.65%                         0.10%                0.75%

Small Cap Portfolio - Initial shares                                   0.75%                         0.04%                0.79%

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND:/1, 5/

VIP Asset Manager(SM) Portfolio -                                      0.53%          0.25%          0.12%                0.90%
     Service Class 2/6/

VIP Contrafund(R) Portfolio -                                          0.58%          0.25%          0.11%                0.94%
     Service Class 2/6/

VIP Equity-Income Portfolio -                                          0.48%          0.25%          0.11%                0.84%
     Service Class 2/6/

VIP Growth Portfolio -                                                 0.58%          0.25%          0.10%                0.93%
     Service Class 2/6/

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:/1, 7/

Franklin U.S. Government Fund -                                        0.51%          0.25%          0.02%                0.78%
     Class 2/8/

Mutual Shares Securities Fund -                                        0.60%          0.25%          0.19%                1.04%
     Class 2

Templeton Foreign Securities Fund -                                    0.68%          0.25%          0.22%                1.15%
     Class 2/4,9/

JANUS ASPEN SERIES - SERVICE SHARES:/10/

Aggressive Growth Portfolio                                            0.65%          0.25%          0.02%                0.92%

International Growth Portfolio                                         0.65%          0.25%          0.06%                0.96%

Worldwide Growth Portfolio                                             0.65%          0.25%          0.04%                0.94%

                                                                                                        (Footnotes begin on page 13)

                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------
J. P. MORGAN SERIES TRUST II:/1/

JPMorgan Small Company                                                 0.60%                         0.55%                1.15%
     Portfolio

MFS VARIABLE INSURANCE TRUST:/1/

MFS Capital Opportunities Series/4, 11/                                0.75%                         0.16%                0.91%

MFS Emerging Growth Series/11/                                         0.75%                         0.12%                0.87%

MFS New Discovery Series/4, 11/                                        0.90%                         0.16%                1.06%

MFS Research Series/11/                                                0.75%                         0.15%                0.90%

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:/1/

Mid-Cap Growth Portfolio                                               0.84%                         0.07%                0.91%

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:/1, 12/

PIMCO Real Return Portfolio/4, 13/                                     0.25%                         0.41%                0.66%

PIMCO Short-Term Portfolio/4,13/                                       0.25%                         0.36%                0.61%

PIMCO Total Return Portfolio/4/                                        0.25%                         0.40%                0.65%

PUTNAM VARIABLE TRUST:/14/

Putnam VT Diversified Income Fund - Class IB                           0.68%         0.25%           0.11%                1.04%

Putnam VT Growth and Income Fund - Class IB                            0.46%         0.25%           0.05%                0.76%

Putnam VT International Growth and Income Fund - Class IB              0.80%         0.25%           0.18%                1.23%

SAFECO RESOURCE SERIES TRUST:/1/

RST Equity Portfolio                                                   0.74%                         0.04%                0.78%

RST Growth Opportunities Portfolio                                     0.74%                         0.04%                0.78%

SUNAMERICA SERIES TRUST:/1/

Aggressive Growth Portfolio -
     Class A                                                           0.68%                         0.07%                0.75%

                                                                                                        (Footnotes begin on page 13)

                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------
SunAmerica Balanced Portfolio -
     Class A                                                           0.60%                         0.06%                0.66%

THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.:/1/

Equity Growth Portfolio/4/                                             0.49%                         0.36%                0.85%

High Yield Portfolio/4/                                                0.47%                         0.33%                0.80%

VALIC COMPANY I:/1/

International Equities Fund                                            0.35%                         0.11%                0.46%

Mid Cap Index Fund                                                     0.30%                         0.12%                0.42%

Money Market I Fund/4/                                                 0.50%                         0.10%                0.60%

Nasdaq-100(R) Index Fund                                               0.40%                         0.12%                0.52%

Science & Technology Fund/4/                                           0.90%                         0.10%                1.00%

Small Cap Index Fund                                                   0.35%                         0.12%                0.47%

Stock Index Fund                                                       0.26%                         0.12%                0.38%

VANGUARD VARIABLE INSURANCE FUND:

High Yield Bond Portfolio                                              0.24%                         0.04%                0.28%

REIT Index Portfolio                                                   0.29%                         0.10%                0.39%

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES:/1/

Growth and Income Portfolio/15/                                        0.60%                         0.15%                0.75%

 _____________________________________________________________________________

/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you.
We do not generate a profit from these fees, but not only offset the cost of the services. (See "What payments does AGL receive from the Mutual Funds?" on page 15, "Certain Arrangements" on page 46 and "Service Agreements" on page 59.)
/2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.

                                                 (Footnotes continue on page 14)

/4/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2001 fees and expenses.

                                                                                   TOTAL
                                              MANAGEMENT    12B-1      OTHER       ANNUAL
                                                 FEES        FEES    EXPENSES    EXPENSES
                                              -----------   ------   ---------   ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:

Templeton Foreign Securities Fund -                 0.69%    0.25%       0.22%        1.16%
     Class 2

MFS VARIABLE INSURANCE TRUST:

     MFS Capital Opportunities Series               0.75%                0.21%        0.96%

     MFS New Discovery Series                       0.90%                0.19%        1.09%

PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:

     PIMCO Real Return Portfolio                    0.25%                0.42%        0.67%

     PIMCO Short-Term Portfolio                     0.25%                0.37%        0.62%

     PIMCO Total Return Portfolio                   0.25%                0.41%        0.66%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     Equity Growth Portfolio                        0.55%                0.36%        0.91%

     High Yield Portfolio                           0.50%                0.33%        0.83%

VALIC COMPANY I

     Money Market I Fund                            0.50%                0.12%        0.62%

     Science & Technology Fund                      0.90%                0.11%        1.01%

No other Funds received any fee waivers and expense reimbursements.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/ Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.
/10/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/11/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series.

                                                 (Footnotes continue on page 15)

Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/12/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust. /13/ The ratio of net expenses to average net assets excluding interest expense is 0.65% (for the PIMCO Real Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/14/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/15/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly the performance figures that we may publish for the Van Kampen LIT Growth and Income Fund - Class I Shares investment option through May 1, 2002, reflect the historical performance and inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

WHAT PAYMENTS DOES AGL RECEIVE FROM THE MUTUAL FUNDS?

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

     Your specified amount of insurance. We call the amount of life insurance coverage you want on the life of the insured person the "specified amount" of insurance. Platinum Investor(SM) I is available for specified amounts of $100,000 or more. You may not request a specified amount decrease (or a partial surrender) that would reduce the specified amount to less that $100,000.

     Your death benefit. The Policy provides you with a choice of two death benefit options. You can choose either death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

     . Option 1--The specified amount on the date of the insured person's death.

     . Option 2--The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

     Under Option 2, your death benefit will tend to be higher than under Option
1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

     Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Alternative minimum death benefit. We may pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "alternative minimum death benefit" as explained below.

     Federal tax law requires a minimum death benefit (the alternative minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance.

     With either death benefit Option 1 or Option 2, at any time when the alternative minimum death benefit works out to be more than the death benefit payable under your Option, we automatically deem the death benefit to be the higher amount.

     We will automatically pay an alternative minimum death benefit if it is higher than the Option 1 or Option 2 death benefit (whichever you have selected). The alternative minimum death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

         TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                   MULTIPLE OF POLICY ACCUMULATION VALUE
INSURED
PERSON'S      40 or     45     50     55     60     65     70     75    95+
AGE           under

  %           250%    215%   185%   150%   130%   120%   115%   105%   100%

________________
* Age nearest birthday at the beginning of the Policy year in which the insured person dies. The percentages are interpolated for ages that are not shown here.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. You need to invest only enough to ensure that your 5 year no-lapse guarantee (discussed below) remains in effect. ("Cash surrender value" is explained under "Full surrender" on page 23.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value falls to an amount insufficient to cover the monthly changes, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. (The only exception is if the guarantee is in effect that is described below under "Monthly guarantee premiums under Platinum Investor(SM) I Policies.") Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you would have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. In the Policy you will find additional information about the values and terms of the Policy after it is reinstated.

     Monthly guarantee premiums under the Platinum Investor(SM) I Policies.
Page 17 of a Platinum Investor(SM) I Policy will specify a "Monthly Guarantee Premium." On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under such a Policy is at least equal to the sum of the monthly guarantee premiums for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, a Platinum Investor(SM) I Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value during the first 5 Policy years.
If:

        . this test is not met on the monthly deduction day at the beginning of any Policy month, the Policy enters the grace period;

        . a sufficient premium is not paid before the end of the grace period, the Policy and the 5 year no-lapse guarantee terminate;

        . the Policy is later reinstated, the 5 year no-lapse guarantee may also be reinstated if sufficient premiums are paid, although the reinstated guarantee will in no case extend beyond the date that originally marked the end of its maximum 5 year duration.

     The amount of premiums that must be paid to maintain the 5 year no-lapse guarantee will be increased by the cumulative amount of any loans (including any loan increases to pay interest) and partial surrenders you have taken from your Policy. Such monthly guarantee premiums also will be higher following any requested increase in the specified amount of insurance coverage, or following a requested addition of (or increase in) certain rider benefits. On the other hand, the monthly guarantee premium will be lower following any requested decrease in the specified amount of insurance coverage, or following a requested cancellation of (or decrease in) certain riders. We will send you an endorsement to your Policy that will tell you what your new monthly guarantee premium is. However, none of the above-mentioned changes extends the no-lapse period beyond 5 years or establishes a new no-lapse guarantee.

     The 5 year no-lapse guarantee described in the two previous paragraphs is not available in all states.

     Although we will bill you for planned premiums, we will not send any specific bills for the amount of any monthly guarantee premium that is due.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have," beginning on page 52. Also, you may not in any one Policy year make transfers out of our declared fixed interest account option that aggregate more than 25% of the accumulation value you had invested in that option at the beginning of that Policy year.

     You may make transfers at any time, except that transfers out of our declared fixed interest account option must be made within 60 days after a Policy anniversary. We will not honor any request received outside that period.

     Market timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase. Also, a new amount of surrender charge and monthly guarantee premium apply to the specified amount increase. These amounts are the same as they would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor(SM) I Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. The minimum is $100,000 (or, if greater, the minimum amount that the tax law requires relative to the amount of premium payments you have made). At the time of a decrease under such a Policy, we will deduct from the Policy's accumulation value an amount of any remaining surrender charge. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed. We compute the amount we deduct in the manner described on page 45, under "Decreases in the specified amount of a Platinum Investor(SM) I Policy."

     Change of death benefit option. You may at any time request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

        . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change.

        . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 35 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. You can purchase this rider only at the time we issue your Policy.

     . Automatic Increase Rider. This rider provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 19). If you choose not to accept an automatic increase, this rider, and any future increases under it will be cancelled.

     There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage. You may choose this rider only at the time that your Policy is issued.

      . Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy.

      . Maturity Extension Rider. This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in all states.

     The Accumulation Value version provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach the original maturity date. Thereafter we will charge a monthly fee of no more than $10.

     The Death Benefit version provides for a death benefit after the original maturity date equal to the death benefit in effect on the day prior to the original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. There is a monthly charge of no more than $30 for each $1000 of the net amount at risk that will be charged for this rider beginning 9 years before the maturity date and terminating on the original maturity date. If you elect to extend the maturity date, we will charge a monthly fee of no more than $10 beginning on the original maturity date. Nine years and 60 days before the original maturity date, we will notify you that you will incur these charges if you keep the rider on the Policy. You will then have until the original maturity date to terminate the rider and your right to extend the Policy maturity date. If you terminate the rider, there will be no charges.

     The Accumulation Value version of the rider may be selected at any time before the original maturity date. The Death Benefit version of the rider may be selected only at the time we issue your Policy. In Illinois you may select either version of the rider only after we issue your Policy, and prior to the original maturity date.

     There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond the original maturity date. We do not allow additional premium payments, new loans, or changes in specified amount after the original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page 7. Once you have exercised your right to extend the original maturity date, you cannot revoke it. You can, however, surrender your Policy at any time.

     Extension of the maturity date beyond the insured person's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     . Return of Premium Death Benefit Rider. This rider provides additional term life insurance coverage on the person insured under the Policy. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments). You can purchase this rider only at the time we issue your Policy.

     . Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. This rider terminates no later than the Policy anniversary nearest the spouse's 75/th/ birthday. You can convert this rider into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy.

     . Terminal Illness Rider. This rider provides for a benefit to be requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit payable under the Policy (excluding any rider benefits) or, if less, $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. The cash surrender value of the Policy also will be reduced by the amount of the lien. You can purchase this rider at any time prior to the maturity date.

     . Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55. You can purchase this rider only at the time we issue your Policy.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 35. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned interest, and less any applicable surrender charge. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor(SM) I Policy will have any cash surrender value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500.

     . If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     . If we reduce your Policy's specified amount because you have requested a partial withdrawal while the Option 1 death benefit is in effect, we will deduct the same amount of surrender charge, if any, that would have applied if you had requested such face amount decrease directly. See "Decreases in the specified amount of a Platinum Investor(SM) I Policy," on page 45.

     . We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

     . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value (less our estimate of three months' charges and less the interest that will be payable on your loan through your next Policy anniversary.) This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We intend to set the rate of interest we credit to your preferred loan collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.50%.

     Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 95/th/ birthday.

     Tax considerations. Please refer to "How will my Policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICIES IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance Policy we issued with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Platinum Investor(SM) I Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which Platinum Investor(SM) I is sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and riders, or related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policies where special circumstances result in sales or administrative or other expenses, mortality risks, or other risks that are different from those normally associated with the Policies.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 35.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .    transfer of accumulation value;

     .    loan;

     .    full surrender;

     .    partial surrender;

     .    change of beneficiary or contingent beneficiary;

     .    change of allocation percentages for premium payments;

     .    loan repayments or loan interest payments;

     .    change of death benefit option or manner of death benefit payment;

     .    changes in specified amount;

     . addition or cancellation of, or other action with respect to, any rider benefits;

     .    election of a payment option for Policy proceeds;

     .    tax withholding elections; and

     .    telephone transaction privileges.

You should mail or express these requests to the Administrative Center address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request, if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policies work, we have prepared the following tables:

                                                         PAGES TO SEE IN THIS
                                                               PROSPECTUS
                                                         ---------------------

Death Benefit Option 1 - Current Charges...............            31
Death Benefit Option 1 - Guaranteed Maximum Charges....            32

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Platinum Investor(SM) I Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user and who is a better-than-average mortality risk in other respects as well. Planned premium payments of $1,368 for an initial $100,000 of specified amount of coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor(SM) I Policy. The samples assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables for the Platinum Investor(SM) I version are that version's surrender charges. As illustrated, this Policy would not be classified as a modified endowment contract (see "Tax Effects" beginning on page 35 for further discussion).

     Although the tables that follow do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits, lower cash values, and a greater risk of lapse.

     Separate tables are included to show both current and guaranteed maximum charges. The charges assumed in the following tables include:

     . a daily charge at an annual effective rate of 0.75% for the first 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.50% after 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.25% after 20 Policy years (for both current and guaranteed maximum charges);

     . a charge for state premium tax ranging from 0.75% to 3.5% of each premium payment, depending on the state, assumed to be 2.0% (for both current and guaranteed maximum charges);

     . a charge of 2.5% and 5.0% from each after-tax premium payment for current charges and guaranteed maximum charges, respectively;

     . the monthly insurance charge (for both current and guaranteed maximum charges, respectively); and

     . a flat monthly charge of $6 and $12 for current charges and guaranteed maximum charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Funds assets. This percentage is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, plus the arithmetic average of all other operating expenses of each such Fund after all reimbursements, as reflected on pages 10 - 15. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.82% of aggregate Mutual Fund assets. The total assumed tax charges for all of the tables are 2.5% of premiums.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                            PLATINUM INVESTOR(SM) I

PLANNED PREMIUM $ 1,368                       INITIAL SPECIFIED AMOUNT $100,000
                                              DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                               NON-TOBACCO USER
                           ASSUMING CURRENT CHARGES

                                       DEATH BENEFIT                     ACCUMULATION VALUE                  CASH SURRENDER
          END OF                ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
          POLICY                ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
           YEAR                   0.0%       6.0%      12.0%         0.0%      6.0%      12.0%         0.0%      6.0%     12.0%
              1                 100,000    100,000    100,000         898       963      1,029            0         0         0
              2                 100,000    100,000    100,000       1,761     1,947      2,142          393       579       774
              3                 100,000    100,000    100,000       2,602     2,967      3,364        1,234     1,599     1,996
              4                 100,000    100,000    100,000       3,398     4,000      4,680        2,201     2,803     3,483
              5                 100,000    100,000    100,000       4,174     5,070      6,126        3,148     4,044     5,100
              6                 100,000    100,000    100,000       4,930     6,181      7,717        4,075     5,326     6,862
              7                 100,000    100,000    100,000       5,676     7,345      9,479        4,992     6,661     8,795
              8                 100,000    100,000    100,000       6,392     8,543     11,410        5,879     8,030    10,897
              9                 100,000    100,000    100,000       7,089     9,789     13,539        6,747     9,447    13,197
             10                 100,000    100,000    100,000       7,767    11,084     15,889        7,596    10,913    15,718

             15                 100,000    100,000    100,000      11,045    18,660     32,331       11,045    18,660    32,331

             20                 100,000    100,000    100,000      13,555    27,775     59,736       13,555    27,775    59,736


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                            PLATINUM INVESTOR(SM) I


PLANNED PREMIUM $ 1,368                        INITIAL SPECIFIED AMOUNT $100,000
                                               DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                               NON-TOBACCO USER
                      ASSUMING GUARANTEED MAXIMUM CHARGES

                                     DEATH BENEFIT                       ACCUMULATION VALUE                  CASH SURRENDER
          END OF              ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
          POLICY              ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
           YEAR                 0.0%       6.0%      12.0%          0.0%      6.0%      12.0%         0.0%      6.0%     12.0%
              1               100,000    100,000    100,000           663      720       777              0        0         0
              2               100,000    100,000    100,000         1,284    1,439     1,602              0       71       234
              3               100,000    100,000    100,000         1,863    2,157     2,479            495      789     1,111
              4               100,000    100,000    100,000         2,390    2,863     3,403          1,193    1,666     2,206
              5               100,000    100,000    100,000         2,865    3,557     4,380          1,839    2,531     3,354
              6               100,000    100,000    100,000         3,290    4,239     5,416          2,435    3,384     4,561
              7               100,000    100,000    100,000         3,653    4,897     6,509          2,969    4,213     5,825
              8               100,000    100,000    100,000         3,946    5,520     7,653          3,433    5,007     7,140
              9               100,000    100,000    100,000         4,167    6,106     8,856          3,825    5,764     8,514
             10               100,000    100,000    100,000         4,308    6,643    10,116          4,137    6,472     9,945

             15               100,000    100,000    100,000         3,623    8,375    17,566          3,623    8,375    17,566

             20                     0    100,000    100,000             0    7,026    27,146              0    7,026    27,146

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                             ADDITIONAL INFORMATION

     A general overview of the Policies appears at pages 1 through 32. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                PAGE TO
                                                              SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                            PROSPECTUS
----------------------------------------------------------------------------
AGL........................................................        34
Separate Account VL-R......................................        34
Tax Effects................................................        35
Voting Privileges..........................................        42
Your Beneficiary...........................................        43
Assigning Your Policy......................................        43
More About Policy Charges..................................        43
Effective Date of Policy and Related Transactions..........        46
More About Our Declared Fixed Interest Account Option......        48
Distribution of the Policies...............................        49
Payment of Policy Proceeds.................................        50
Adjustments to Death Benefit...............................        52
Additional Rights That We Have.............................        52
Performance Information....................................        53
Our Reports to Policy Owners...............................        54
AGL's Management...........................................        54
Principal Underwriter's Management.........................        57
Legal Matters..............................................        58
Legal Proceedings..........................................        59
Accounting and Auditing Experts............................        59
Actuarial Expert...........................................        59
Services Agreements........................................        59
Certain Potential Conflicts................................        60
Financial Statements.......................................        60


     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 62, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2001, AGL received $54,693,167 in total premium payments from Platinum Investor I and Platinum Investor II Policy owners. AGL also received in 2001 the following fees and charges for Platinum Investor I and Platinum Investor II Policies:

     .      mortality and expense fees   $      805,724

     .      administrative fees          $   13,732,872

     .      cost of insurance charges    $    1,340,850

     Prior to May 1, 2002, the prospectus for Platinum Investor I was combined in one prospectus with AGL's Platinum Investor II Policies. As a result, certain financial information for the Platinum Investor I Policies, such as the amounts above, continues on a combined basis with the Platinum Investor II Policies.

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in our Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions," 46 of which correspond the 46 available "variable investment options." The remaining 24 divisions, and some of these 46 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to Separate Account VL-R.

TAX EFFECTS

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. However, the premium payments for the same rider would be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .    is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .    to taxpayers 59 1/2 years of age or older;

     .    in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002, indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P. S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P. S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the IRS Notice 2002-8 and any subsequent guidance that is released.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P.S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policies are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policies.

They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policies. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the 5-year no-lapse guarantee under the Platinum Investor(SM) I Policies or reduce the amount of our daily charge fee revenues below what we anticipate);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

     If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

     The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as the insured person dies.

     Any excess from the charges discussed in the preceding paragraph, as well as revenues from the daily charge, are primarily intended to:

     . offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

     .    compensate us for the risks we assume under the Policies; or

     .    otherwise to be retained by us as profit.

The surrender charge under the Platinum Investor(SM) I Policies has also been designed primarily for these purposes.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral policies. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer The Platinum Investor(SM) I Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly insurance charge" beginning on page 8.

     Decreases in the specified amount of a Platinum Investor(SM) I Policy. An amount of any remaining surrender charge will be deducted upon a decrease in specified amount under a Platinum Investor(SM) I Policy. If:

     . there have been no previous specified amount increases, the amount we deduct will bear the same proportion to the total surrender charge then applicable as the amount of the specified amount decrease bears to the Policy's total specified amount. The remaining amount of surrender charge that we could impose at a future time, however, will also be reduced proportionally.

      . there have been increases in specified amount, we decrease first those portions of specified amount that were most recently established. We also deduct any remaining amount of the surrender charge that was established with that portion of specified amount (which we pro-rate if less than that entire portion of specified amount is being canceled).

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. No payments have yet been made under these arrangements, because the number of Policies issued does not require a payment. See "What payments does AGL receive from the Mutual Funds?" on page 15.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under Policies on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate and premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate and premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, and reinstatements of Policies that have lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mail it to us, the date it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed, for the Platinum Investor(SM) I Policies:

     . 90% of the premiums paid in the first Policy year up to a "target" amount;

     . 4% of the premiums not in excess of the target amount paid in each of Policy years 2 through 10;

     . 2.5% of the premiums in excess of the target amount received in any of Policy years 1 through 10;

     . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1;

     . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

     . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

     The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 8. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

     We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our subsidiary broker-dealer, American General Securities Incorporated, and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .    the SEC by order permits the delay for the protection of owners.

     Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders. A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance on a pro-rata basis to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     . change interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

     .    change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to Platinum Investor(SM) I from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .    change our underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL's Management

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ----------------------------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of American General Life
2929 Allen Parkway              Insurance Company (1996 - present).  Previously Chief
Houston, TX 77019               Executive Officer (April 2000 - November 2001), Senior
                                Chairman of the Board (April 1998 - January 2000), and
                                President (August 1996 - July 1998) of American General Life
                                Insurance Company.

NAME AND PRINCIPAL
BUSINESS ADDRESS                 BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ----------------------------------------------------------------
David J. Dietz                  Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5/th/ Floor    Corporate Markets Group of AGL since January 1999.
New York, NY 10022              President and Chief Executive Officer - Individual Insurance
                                Operations of The United States Life Insurance Company in the
                                City of New York since September 1997.  President of
                                Prudential Select Life, Newark, New Jersey (August 1990 -September 1997).

Robert F. Herbert, Jr.          Director of AGL since March 2002.  Senior Vice President and
2727-A Allen Parkway            Treasurer of AGL since May 1996.  Controller of AGL since
Houston, TX 77019               February 1991.

David L. Herzog                 Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway              of AGL since March 2000.  Vice President of General
Houston, TX 77019               American, St. Louis, Missouri (June 1991 - February 2000).

Royce G. Imhoff, II             Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019               of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

Gary D. Reddick                 Executive Vice President of American General Life Insurance
2929 Allen Parkway              Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019               Chairman and Executive Vice President of The Franklin Life
                                Insurance Company (1995 - April 1998).

R. Kendall Nottingham           Director of AGL since March 2002.  Currently, Executive Vice
70 Pine Street                  President for American International Group.  Previously held
New York, NY 10270              various positions with subsidiaries of American International
                                Group, including Chairman of the Board and Chief Executive
                                Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of
                                New York since 1998.

NAME AND PRINCIPAL
BUSINESS ADDRESS                 BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ----------------------------------------------------------------
Nicholas A. O'Kulich            Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                  for American International Group.  Previously held various
New York, NY 10270              positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide
                                Life Organization and Director of American International Life
                                Assurance Company of New York since 1990.

Paul L. Mistretta               Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway              President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019               (1992 - July 1999).

Wayne A. Barnard                Senior Vice President of AGL since November 1997.
2929 Allen Parkway              Previously held various positions with AGL, including Vice
Houston, TX 77019               President since February 1991.

Robert M. Beuerlein             Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway            September 1999.  Previously held position as Vice President of
Houston, TX 77019               AGL since December 1998.  Director, Senior Vice President and
                                Chief Actuary of The Franklin Life Insurance Company,
                                Springfield, Illinois (January 1991 - June 1999).

Pauletta P. Cohn                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019               Secretary of AGL (November 2001 - March 2002).  Previously
                                held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                November  2001), Associate General Counsel (1998 - 2000) and
                                Senior Attorney (1993 - 1998).

William Guterding               Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5/th/ Floor    President and Chief Underwriting Officer of The United States
New York, NY 10022              Life Insurance Company in the City of New York since October,
                                1980.

NAME AND PRINCIPAL
BUSINESS ADDRESS                 BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ----------------------------------------------------------------
Kyle L. Jennings                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and General Counsel of
Houston, TX 77019               AGL (November 2001 - March 2002).  Previously held position of Deputy General Counsel-Litigation of American General Life
                                Companies (1998 - November 2001).  Partner with Beirne,
                                Maynard & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                  Senior Vice President of AGL since July 1997.  Previously held
2929 Allen Parkway              various positions with AGL since 1981, including Vice
Houston, TX 77019               President - Policy Administration in 1995.

Mark R. McGuire                 Senior Vice President of AGL since April 2001.  Vice President
2727 Allen Parkway              of American General Life Companies (2000 - March 2001).
Houston, TX 77019               Vice President of The Franklin Life Insurance Company (1997 - 2000).
                                Previously held various positions with AGL since
                                August 1988, including Director of Work Site Marketing
                                Administration (1996 - 1997).

Lawrence J. O'Brien             Senior Vice President of AGL since November 2001.  Senior
2929 Allen Parkway              Vice President of American General Life Companies since
Houston, TX 77019               February 1998.  Vice President - Insurance Marketing of
                                Business Men's Assurance Company of America, Kansas City,
                                Missouri (1995 - February 1998).

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

NAME AND PRINCIPAL         POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS             AMERICAN GENERAL DISTRIBUTORS, INC.
---------------------   ---------------------------------------------
Robert P. Condon        Director, Chairman,
2929 Allen Parkway      President and Chief Executive Officer
Houston, TX  77019

Mary L. Cavanaugh       Director and Assistant Secretary
2929 Allen Parkway
Houston, TX  77019

NAME AND PRINCIPAL         POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS             AMERICAN GENERAL DISTRIBUTORS, INC.
---------------------   ---------------------------------------------
David H. den Boer       Director, Senior Vice President and Secretary
2929 Allen Parkway
Houston, TX  77019

Jennifer D. Cobbs       Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Krien Verberkmoes       Chief Compliance Officer
2929 Allen Parkway
Houston, TX  77019

John Reiner             Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Kurt W. Bernlohr        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Tracey E. Harris        Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Daniel R. Cricks        Assistant Tax Officer
2929 Allen Parkway
Houston, TX  77019

James D. Bonsall        Assistant Treasurer
2919 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General counsel of American Life Companies, an affiliate of AGL has opined as to the validity of the Policies.

LEGAL PROCEEDINGS

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of the Platinum Investor I and II Divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001, 2000 and 1999 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a Delaware business trust established on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Platinum Investor(SM) I Policies.

     For more information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 15.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our Policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we may know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under Platinum Investor(SM) I Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

     Prior to May 1, 2002, the prospectus for Platinum Investor I was combined in one prospectus with AGL's Platinum Investor II Policies. As a result, certain financial information for the Platinum Investor I Policies, such as the financial statements of Separate Account VL-R, continues on a combined basis with the Platinum Investor II Policies.


                                                           PAGE TO
                                                         SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R             PROSPECTUS
-------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors.......    VL-R-1
Summary of Financial Statements.........................    VL-R-3
Statements of Net Assets as of December 31, 2001........    VL-R-4

                                                           PAGE TO
                                                         SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R             PROSPECTUS
-------------------------------------------------------------------
Statements of Operations for the twelve months
     ended December 31, 2001, 2000 and 1999.............    VL-R-6
Statements of Changes in Net Assets for the twelve
     months ended December 31, 2001, 2000 and 1999......    VL-R-17
Notes to Financial Statements...........................    VL-R-28

                                                                PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                         SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                       PROSPECTUS
------------------------------------------------------------------------
Report of Ernst & Young, LLP Independent Auditors............     F-1
Consolidated Balance Sheets as of December 31, 2001 and 2000.     F-2
Consolidated Statements of Income for the years ended
     December 31, 2001, 2000 and 1999........................     F-4
Consolidated Statements of Shareholders' Equity for the years
      ended December 31, 2001, 2000 and 1999.................     F-5
Consolidated Statements of Comprehensive Income
    for the years ended December 31, 2001, 2000 and 1999.....     F-6
Consolidated Statements of Cash Flows for the years
     ended December 31, 2001, 2000 and 1999..................     F-7
Notes to Consolidated Financial Statements...................     F-8

                    [ERNST & YOUNG LETTERHEAD APPEARS HERE]

                        REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R-PLATINUM INVESTOR


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-Platinum Investor (comprised of the following divisions: AIM V.I. International Equity Fund - Class I Shares, AIM V.I. Value Fund - Class I Shares, American Century VP Value Fund, Ayco Growth Fund, Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio, Dreyfus IP MidCap Stock Portolio - Initial Shares, Dreyfus VIF Quality Bond Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series International Growth Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, J.P. Morgan Small Company Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American - AG International Equities Fund, North American - AG Mid Cap Index Fund, North American - AG Money Market Fund, North American - AG Nasdaq-100 Index Fund, North American - T.Rowe Price Science & Technology Fund, North American - AG Small Cap Index Fund, North American - AG Stock Index Fund, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund - Class IB, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Growth and Income Fund - Class IB, SAFECO RST - Equity Portfolio, SAFECO RST - Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio - Class I Shares) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods ended December 31, 2001, 2000, and 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-Platinum Investor at December 31, 2001, and the results of their operations and the changes in their net assets for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP

March 7, 2002

                                    VL-R-1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)


                                    VL-R-2


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                 All Divisions
                                                 -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
 Investment securities - at
  market (cost $142,653,471)                     $ 122,400,696
 Due from American General
  Life Insurance Company                                 1,446
                                                 -------------
  NET ASSETS                                     $ 122,402,142
                                                 =============

STATEMENT OF OPERATIONS                                          For the Years Ended December 31,
                                                --------------------------------------------------------------
                                                      2001                   2000                     1999
                                                 -------------           ------------              -----------
INVESTMENT INCOME:
 Dividends from mutual funds                     $   1,881,305           $  1,491,035              $   548,707

EXPENSES:
 Mortality and expense risk                           (805,724)              (620,987)                (207,093)
                                                 -------------           ------------              -----------
  NET INVESTMENT INCOME                              1,075,581                870,048                  341,614
                                                 -------------           ------------              -----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investments                                       (6,830,940)             1,401,981                  319,326
 Capital gain distributions
  from mutual funds                                  2,956,627              6,912,798                  968,029
 Net unrealized appreciation
  (depreciation) of
  investments                                       (8,489,706)           (16,371,331)               4,188,998
                                                 -------------           ------------              -----------
  NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                     (12,364,019)            (8,056,552)               5,476,353
                                                 -------------           ------------              -----------

  INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                    $(11,288,438)           $(7,186,504)              $ 5,817,967
                                                 =============           ============              ===========

STATEMENTS OF CHANGES IN NET ASSETS                               For the Years Ended December 31,
                                                 -------------------------------------------------------------
                                                       2001                   2000                     1999
                                                 -------------           ------------              -----------
OPERATIONS:
 Net investment income                           $   1,075,581           $    870,048              $   341,614
 Net realized gain (loss) on
  investments                                       (6,830,940)             1,401,981                  319,326
 Capital gain distributions
  from mutual funds                                  2,956,627              6,912,798                  968,029
 Net unrealized appreciation
  (depreciation) of
  investments                                       (8,489,706)           (16,371,331)               4,188,998
                                                 -------------           ------------              -----------
  Increase (decrease) in net
   assets resulting from
   operations                                      (11,288,438)            (7,186,504)               5,817,967
                                                 -------------           ------------              -----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                       53,642,578             62,375,862               39,086,929
 Net transfers                                        (628,993)              (184,103)                 (77,657)
 Internal rollovers                                  4,425,549              7,550,436                6,371,853
 Cost of insurance and other
  charges                                          (13,732,872)           (10,331,968)              (4,008,688)
 Administrative charges                             (1,340,850)            (1,562,410)                (793,831)
 Policy loans                                       (5,528,389)            (1,093,573)              (2,664,047)
 Terminations and withdrawals                       (4,215,837)            (1,625,441)                (212,685)
                                                 -------------           ------------              -----------
  Increase in net assets
   resulting from principal
   transactions                                     32,621,186             55,128,803               37,701,874
                                                 -------------           ------------              -----------
 TOTAL INCREASE IN NET ASSETS                       21,332,748             47,942,299               43,519,841

NET ASSETS:
 Beginning of year                                 101,069,394             53,127,095                9,607,254
                                                 -------------           ------------              -----------
 End of year                                     $ 122,402,142           $101,069,394              $53,127,095
                                                 =============           ============              ===========

See accompanying notes.

                                    VL-R-3


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                         STATEMENTS OF NET ASSETS
SEPARATE ACCOUNT VL-R                                                  DECEMBER 31, 2001

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                Credit Suisse
                                        AIM V.I.                                                                Warburg Pincus
                                    International        AIM V.I. Value                                          Trust Small
                                    Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                    Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $3,002,923           $10,833,071          $1,342,682        $   206,616       $213,652
 Due from (to) American
  General Life Insurance Company            (30)                  237                  27                  4              5
                                     ----------           -----------          ----------        -----------       --------

   NET ASSETS                        $3,002,893           $10,833,308          $1,342,709        $   206,620       $213,657
                                     ==========           ===========          ==========        ===========       ========
                                                                                                Fidelity VIP     Fidelity VIP
                                     Dreyfus IP            Dreyfus VIF      Dreyful VIF         Asset Manager     Contrafund
                                       MidCap             Quality Bond       Small Cap           Portfolio         Portfolio
                                   Stock Portfolio-    Portfolio-Initial  Portfolio-Initial       Service           Service
                                    Initial Shares           Shares            Shares             Class 2           Class 2
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  384,959           $ 7,700,719          $6,037,781        $   110,939       $790,727
 Due from American General
  Life Insurance Company                      1                   188                  35                  7             16
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  384,960           $ 7,700,907          $6,037,816        $   110,946       $790,743
                                     ==========           ===========          ==========        ===========       ========
                                                                              Janus Aspen        Janus Aspen       Janus Aspen
                                                                                 Series             Series           Series
                                     Fidelity VIP        Fidelity VIP         Aggressive       International      Worldwide
                                    Equity-Income           Growth               Growth             Growth           Growth
                                     Portfolio-            Portfolio-          Portfolio-          Portfolio-       Portfolio-
                                      Service               Service             Service            Service           Service
                                      Class 2               Class 2              Shares             Shares            Shares
                                  ------------------   -----------------   ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $1,723,467           $ 1,409,992          $  150,355        $   434,158       $359,326
 Due from American General
  Life Insurance Company                     65                    21                   1                  6              2
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $1,723,532           $ 1,410,013          $  150,356        $   434,164       $359,328
                                     ==========           ===========          ==========        ===========       ========
                                     J.P. Morgan               MFS                MFS
                                        Small                Capital           Emerging           MFS New            MFS
                                       Company            Opportunities         Growth           Discovery         Research
                                      Portfolio              Series             Series            Series            Series
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  103,900           $   614,834          $7,875,374        $   718,191       $328,278
 Due from American General
  Life Insurance Company                      2                    46                  79                 23              5
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  103,902           $   614,880          $7,875,453        $   718,214       $328,283
                                     ==========           ===========          ==========        ===========       ========
                                      Neuberger             North             North                North             North
                                       Berman             American-         American-            American-         American-
                                     AMT Mid-Cap       AG International     AG Mid Cap           AG Money       AG Nasdaq-100
                                       Growth              Equities           Index               Market            Index
                                      Portfolio              Fund             Fund                 Fund              Fund
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  251,462           $ 1,320,470          $6,695,248        $23,446,029       $219,562
 Due from (to) American
  General Life Insurance Company              3                   (90)                 67                442              1
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  251,465           $ 1,320,380          $6,695,315        $23,446,471       $219,563
                                     ==========           ===========          ==========        ===========       ========

See accompanying notes.

                                    VL-R-4


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                          STATEMENTS OF NET ASSETS
SEPARATE ACCOUNT VL-R                                                   DECEMBER 31, 2001


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                   North American-
                                    T. Rowe Price       North American-    North American-                         PIMCO
                                      Science &          AG Small Cap         AG Stock           PIMCO Real     Short-Term
                                     Technology             Index              Index             Return Bond       Bond
                                        Fund                 Fund               Fund              Portfolio      Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  130,354           $  456,036           $16,931,341       $  980,268        $293,334
 Due from (to) American
  General Life Insurance Company            (21)                  13                   303               80              11
                                     ----------           ----------           -----------       ----------        --------
   NET ASSETS                        $  130,333           $  456,049           $16,931,644       $  980,348        $293,345
                                     ==========           ==========           ===========       ==========        ========
                                     PIMCO Total           Putnam VT         Putnam VT         International
                                       Return             Diversified       Growth and          Growth and           SAFECO
                                        Bond              Income Fund-       Income Fund-       Income Fund-       RST-Equity
                                      Portfolio            Class IB           Class IB           Class IB          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $1,454,828           $1,299,744           $ 5,625,260       $1,942,300        $4,767,808
 Due from (to) American
  General Life Insurance Company            102                   33                   118                5              (590)
                                     ----------           ----------           -----------       ----------        ----------
   NET ASSETS                        $1,454,930           $1,299,777           $ 5,625,378       $1,942,305        $4,767,218
                                     ==========           ==========           ===========       ==========        ==========
                                     SAFECO RST-                                                 Vanguard
                                       Growth             UIF Equity           UIF High          VIF High        Vanguard VIF
                                    Opportunities           Growth              Yield           Yield Bond        REIT Index
                                      Portfolio           Portfolio           Portfolio         Portfolio          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $4,098,496           $4,741,873           $ 1,640,631       $  254,715        $  185,004
 Due from American General
  Life Insurance Company                     11                  111                    27               11                30
                                     ----------           ----------           -----------       ----------        ----------
   NET ASSETS                        $4,098,507           $4,741,984           $ 1,640,658       $  254,726        $  185,034
                                     ==========           ==========           ===========       ==========        ==========
                                   Van Kampen LIT
                                   Strategic Stock
                                  Portfolio-Class I
                                       Shares
                                  -------------------
ASSETS:
 Investment securities - at
  market                             $1,323,989
 Due from American General
  Life Insurance Company                     39
                                     ----------
   NET ASSETS                        $1,324,028
                                     ==========

See accompanying notes.

                                    VL-R-5


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                               STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                           FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                 Credit Suisse
                                         AIM V.I.                                                                Warburg Pincus
                                     International        AIM V.I. Value                                          Trust Small
                                     Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                     Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                   ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  10,182         $     14,338         $     249           $    692         $       -

EXPENSES:
  Mortality and expense risk              (25,469)             (87,711)           (5,057)              (621)             (459)
                                        ---------         ------------         ---------           --------         ---------
    NET INVESTMENT INCOME (LOSS)          (15,287)             (73,373)           (4,808)                71              (459)
                                        ---------         ------------         ----------          --------         ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        (692,660)            (633,102)              (69)             1,679           (14,416)
  Capital gain distributions
   from mutual funds                       79,625              217,641                 -                640                -
  Net unrealized appreciation
   (depreciation) of investments         (343,276)          (1,269,739)          112,044             (6,489)           52,492
                                        ---------         ------------         ---------           --------         ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               (956,311)          (1,685,200)          111,975             (4,170)           38,076
                                        ---------         ------------         ---------           --------         ---------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $ (971,598)        $(1,758,573)        $ 107,167           $ (4,099)        $  37,617
                                        ==========         ===========         =========           ========         =========
                                       Dreyfus IP         Dreyfus VIF         Dreyfus VIF        Fidelity VIP       Fidelity VIP
                                      MidCap Stock       Quality Bond          Small Cap         Asset Manager       Contrafund
                                       Portfolio-          Portfolio-          Portfolio-         Portfolio-        Trust Small
                                     Initial shares      Initial shares     Initial shares      Service Class 2    Service Class 2
                                   ------------------   -----------------  ------------------   ---------------   -----------------
INVESTMENT INCOME:
  Dividends from mutual funds           $     611          $   445,045          $   25,708           $      -          $    358

EXPENSES:
  Mortality and expense risk                 (977)             (55,977)            (43,934)              (264)           (2,236)
                                        ---------          -----------          ----------           --------          --------
    NET INVESTMENT INCOME (LOSS)             (366)             389,068             (18,226)              (264)           (1,878)
                                        ---------          -----------          ----------           --------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         (30,132)              54,245            (810,137)              (133)          (55,238)
  Capital gain distributions
   from mutual funds                            -               53,301             396,489                  -             1,341
  Net unrealized appreciation
   (depreciation) of investments           42,710              (84,089)             (9,897)             3,197            46,218
                                        ---------          -----------           ---------           --------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                 12,578               23,457            (423,545)             3,064            (7,679)
                                        ---------          -----------           ---------           --------          --------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $   12,212         $   412,525           $(441,771)          $   2,800         $ (9,557)
                                        ==========         ===========           =========           =========         ========


See accompanying notes.

                                    VL-R-6


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                               STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                           FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                             Janus Aspen       Janus Aspen       Janus Aspen
                                                                               Series             Series           Series
                                     Fidelity VIP         Fidelity VIP         Growth          International      Worldwide
                                    Equity-Income           Growth           Aggressive           Growth           Growth
                                     Portfolio-            Portfolio-        Portfolio-          Portfolio-      Portfolio-
                                   Service Class 2     Service Class 2      Service Shares     Service Shares   Service Shares
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $   275             $      88        $          -         $    2,250        $   1,056

EXPENSES:
  Mortality and expense risk            (3,647)               (4,689)               (697)            (1,840)          (2,695)
                                       -------             ---------        ------------          ---------        ---------
    NET INVESTMENT INCOME (LOSS)        (3,372)               (4,601)               (697)               410           (1,639)
                                       -------             ---------        ------------          ---------        ---------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on investments        (373)             (105,822)            (15,453)           (28,825)        (107,723)
  Capital gain distributions
   from mutual funds                       792                 8,231                   -                  -                -
  Net unrealized appreciation
   (depreciation) of investments        29,483                67,872             (33,847)           (15,955)          40,330
                                       -------             ---------        ------------          ---------        ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS              29,902               (29,719)            (49,300)           (44,780)         (67,393)
                                       -------             ---------        ------------          ---------        ---------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $26,530             $ (34,320)       $    (49,997)         $ (44,370)       $ (69,032)
                                       =======             =========        ============          =========        =========
                                     J.P. Morgan            MFS Capital                              MFS New            MFS
                                    Small Company           Opportunities   MFS Emerging             Discovery         Research
                                      Portfolio                Series       Growth Series              Series            Series
                                    -------------          -------------    -------------        --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $     4              $      22       $          -            $      -         $      13

EXPENSES:
  Mortality and expense risk              (209)                (3,249)           (63,203)             (2,112)           (1,180)
                                       -------              ---------       ------------            --------          --------
    NET INVESTMENT INCOME (LOSS)          (205)                (3,227)           (63,203)             (2,112)           (1,167)
                                       -------              ---------       ------------            --------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on
   investments                             (69)              (182,177)          (939,130)            (42,577)           (4,268)
  Capital gain distributions
   from mutual funds                         -                 43,702            532,818              11,659                 -
  Net unrealized appreciation
   (depreciation) of investments         4,097                 86,413         (3,477,160)             17,504           (28,282)
                                       -------              ---------       ------------            --------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               4,028                (52,062)        (3,883,472)            (13,414)          (32,550)
                                       -------              ---------       ------------            --------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $ 3,823              $ (55,289)       $(3,946,675)           $(15,526)         $(33,717)
                                       =======              =========        ===========            ========          ========

See accompanying notes.

                                    VL-R-7


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                           STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                      Neuberger             North               North              North             North
                                       Berman             American-           American-           American-        American-
                                     ATM Mid-Cap       AG International       AG Mid Cap          AG Money      AG Nasdaq-100
                                       Growth              Equities             Index              Market           Index
                                      Portfolio              Fund               Fund                Fund             Fund
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $       -           $   20,598         $     46,690         $ 494,354        $     119

EXPENSES:
  Mortality and expense risk              (1,200)              (7,318)             (45,099)        (111,472)             (949)
                                       ---------           ----------         ------------         ---------        ---------
    NET INVESTMENT INCOME (LOSS)          (1,200)              13,280                1,591           382,882             (830)
                                       ---------           ----------         ------------         ---------        ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on investments           (78)            (180,325)            (393,363)                -                -
  Capital gain distributions
   from mutual funds                           -              104,881              610,349                 -                -
  Net unrealized depreciation of
   investments                           (22,961)            (194,826)            (364,661)                -          (28,139)
                                       ---------           ----------         ------------         ---------        ---------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                 (23,039)            (270,270)            (147,675)                -          (28,139)
                                       ---------           ----------         ------------         ---------        ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $(24,239)           $(256,990)         $  (146,084)         $ 382,882        $(28,969)
                                       =========           ==========         ============         =========        =========
                                   North American-
                                    T. Rowe Price       North American-     North American-                           PIMCO
                                      Science &          AG Small Cap          AG Stock          PIMCO Real        Short-Term
                                     Technology             Index               Index            Return Bond          Bond
                                        Fund                 Fund                Fund             Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------   -----------------
INVESTMENT INCOME:
  Dividends from mutual funds        $       -             $    2,197        $    164,727          $  34,070       $   8,307

EXPENSES:
  Mortality and expense risk            (1,523)                (1,473)           (128,581)           (4,563)            (600)
                                     ---------             ----------        ------------          ---------       ---------
    NET INVESTMENT INCOME (LOSS)        (1,523)                   724              36,146             29,507           7,707
                                     ---------             ----------        ------------          ---------       ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                      (65,338)                (3,947)           (753,666)             1,031             (22)
  Capital gain distributions
   from mutual funds                     7,791                 60,658             662,037             12,410           1,159
  Net unrealized appreciation
   (depreciation) of investments       (18,793)               (40,116)         (2,341,428)          (17,640)           1,032
                                     ---------             ----------        ------------          ---------       ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS             (76,340)                16,595          (2,433,057)           (4,199)           2,169
                                     ---------             ----------        ------------          ---------       ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS       $(77,863)             $   17,319        $(2,396,911)          $  25,308       $   9,876
                                     =========             ==========        ============          =========       =========

See accompanying notes.

                                    VL-R-8


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                             STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                 Putnam
                                    PIMCO Total           Putnam VT         Putnam VT         International
                                       Return             Diversified       Growth and          Growth and           SAFECO
                                        Bond              Income Fund-       Income Fund-       Income Fund-      RST-Equity
                                      Portfolio            Class IB           Class IB           Class IB          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $ 20,513             $     84,760       $  126,235         $  131,643        $   35,345

EXPENSES:
  Mortality and expense risk            (3,511)                  (9,739)         (35,891)           (16,366)          (38,744)
                                      --------             ------------       ----------         ----------        ----------
    NET INVESTMENT INCOME (LOSS)        17,002                   75,021           90,344            115,277            (3,399)
                                      --------             ------------       ----------         ----------        ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        6,991                  (50,126)        (123,622)          (426,305)         (293,290)
  Capital gain distributions
   from mutual funds                    24,531                        -                -             30,139                 -
  Net unrealized appreciation
   (depreciation) of investments       (27,597)                   5,678         (286,947)          (272,990)         (265,998)
                                      --------             ------------       ----------         ----------        ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               3,925                  (44,448)        (410,569)          (669,156)         (559,288)
                                      --------             ------------       ----------         ----------        ----------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS        $ 20,927             $     30,573       $(320,225)         $(553,879)        $(562,687)
                                      ========             ============       ==========         ==========        ==========
                                     SAFECO RST-                                                 Vanguard
                                       Growth             UIF Equity           UIF High          VIF High        Vanguard VIF
                                    Opportunities           Growth              Yield           Yield Bond        REIT Index
                                      Portfolio           Portfolio           Portfolio         Portfolio          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $    (1)           $          -         $  186,309         $       62       $      756

EXPENSES:
  Mortality and expense risk           (27,419)               (41,146)           (13,124)              (635)            (638)
                                      --------           ------------         ----------         ----------       ----------
    NET INVESTMENT INCOME (LOSS)       (27,420)               (41,146)           173,185               (573)             118
                                      --------           ------------         ----------         ----------       ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                       (3,742)              (817,192)          (141,320)             2,605            4,403
  Capital gain distributions
   from mutual funds                    89,434                  6,917                  -                  -               82
  Net unrealized appreciation
   (depreciation) of investments       563,644               (270,228)          (122,090)             2,978            6,423
                                      --------           ------------         ----------         ----------       ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS             649,336             (1,080,503)          (263,410)             5,583           10,908
                                      --------           ------------         ----------         ----------       ----------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS        $621,916           $ (1,121,649)        $  (90,225)        $    5,010       $   11,026
                                      ========           ============         ==========         ==========       ==========

See accompanying notes.

                                    VL-R-9


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                 ----------------------------------------------------------------------------------------------

                                                         Van Kampen LIT
                                                         Strategic Stock
                                                       Portfolio-Class I
                                                              Shares
                                                       ------------------
INVESTMENT INCOME:
  Dividends from mutual funds                               $ 23,730

EXPENSES:
  Mortality and expense risk                                  (9,507)
                                                            --------
   NET INVESTMENT INCOME                                      14,223
                                                            --------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on investments                           12,746
  Capital gain distributions from mutual funds                    -
  Net unrealized depreciation of investments                (28,489)
                                                           --------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                                    (15,743)
                                                           --------
    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                             $ (1,520)
                                                           ========

See accompanying notes.


                                    VL-R-10

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                        AIM V.I.                                                 Dreyfus IP       Dreyfus VIF
                                    International          AIM V.I.                             MidCap Stock      Quality Bond
                                    Equity Fund -         Value Fund          Ayco Growth        Portfolio-        Portfolio-
                                    Class I Shares      Class I Shares           Fund          Initial shares    Initial shares
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds       $      9,435         $      14,777          $     8            $    10          $330,669

EXPENSES:
  Mortality and expense risk             (24,918)              (74,891)              (4)                (1)          (38,795)
                                    ------------         -------------          -------             ------          --------
    NET INVESTMENT INCOME (LOSS)         (15,483)              (60,114)               4                  9           291,874
                                    ------------         -------------          -------             ------          --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        295,131               295,322               -                  -            (29,853)
  Capital gain distributions
   from mutual funds                     241,532               514,795               -                 87                  -
  Net unrealized appreciation
   (depreciation) of investments      (1,612,830)          (2,732,337)            (417)               248            299,624
                                    ------------         -------------          -------             ------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS            (1,076,167)          (1,922,220)            (417)               335            269,771
                                    ------------         -------------          -------             ------          --------

    INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                     $ (1,091,650)        $  (1,982,334)         $  (413)            $  344          $561,645
                                    ============         =============          =======             ======          ========
                                                                                                Janus Aspen        Janus Aspen
                                                                                                   Series             Series
                                     Dreyfus VIF         Fidelity VIP       Fidelity VIP         Aggressive       International
                                     Small Cap          Equity-Income          Growth              Growth             Growth
                                     Portfolio-            Portfolio-         Portfolio-         Portfolio-          Portfolio-
                                      Initial               Service            Service            Service            Service
                                       Shares               Class 2            Class 2             Shares             Shares
                                  ------------------   -----------------  -----------------   ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds        $     19,878         $         -         $        -            $      -           $    9

EXPENSES:
  Mortality and expense risk              (34,559)                 (8)               (37)                 (1)              (2)
                                     ------------         -----------         ----------            --------           ------
    NET INVESTMENT INCOME (LOSS)          (14,681)                 (8)               (37)                 (1)               7
                                     ------------         -----------         ----------            --------           ------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         218,126                   -              (1,013)                 -              (32)
  Capital gain distributions
   from mutual funds                    2,606,064                   -                   -                  -                -
  Net unrealized appreciation
   (depreciation) of investments       (2,392,534)                340              (2,525)              (246)              41
                                     ------------         -----------         -----------           --------           ------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                431,656                 340              (3,538)              (246)               9
                                     ------------         -----------         -----------           --------           ------

    INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                      $    416,975         $       332         $    (3,575)          $   (247)          $   16
                                     ============         ===========         ===========           ========           ======

See accompanying notes.

                                    VL-R-11


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                    Janus Aspen          J.P. Morgan              MFS                 MFS
                                  Series Worldwide          Small               Capital             Emerging           MFS New
                                  Growth Portfolio-       Company           Opportunities           Growth           Discovery
                                   Service Shares        Portfolio             Series               Series            Series
                                  -----------------   ------------------  -----------------    ------------------  --------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  15              $      -           $        -         $          -          $     -

EXPENSES:
  Mortality and expense risk               (5)                   (1)                   -              (68,546)               (1)
                                        -----              --------           ----------         ------------          --------
    NET INVESTMENT INCOME
     (LOSS)                                10                    (1)                   -              (68,546)               (1)
                                        -----              --------           ----------         ------------          --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on investments          -                     -                    -              408,360                 -
  Capital gain distributions
   from mutual funds                        -                     -                    -              467,445                 -
  Net unrealized appreciation
   (depreciation) of investments          (73)                  189                    -           (3,412,811)               37
                                        -----              --------           ----------         ------------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               (73)                   189                    -           (2,537,006)               37
                                        -----              --------           ----------         ------------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $(63)              $    188                    -         $ (2,605,552)         $     36
                                        =====              ========           ==========         ============          ========
                                                          Neuberger             North                 North             North
                                                           Berman             American-             American-          American-
                                         MFS             AMT Mid-Cap      AG International         AG Mid Cap         AG Money
                                      Research              Growth             Equities               Index             Market
                                       Series             Portfolio             Fund                  Fund              Fund
                                   -----------------  ----------------    -----------------    ------------------   -------------
INVESTMENT INCOME:
  Dividends from mutual funds           $   -              $      -           $    8,780         $     38,169          $502,009

EXPENSES:
  Mortality and expense risk               (3)                  (30)             (5,889)              (30,781)          (64,769)
                                        -----              --------           ---------          ------------          --------
    NET INVESTMENT INCOME (LOSS)           (3)                  (30)              2,891                 7,388           437,240
                                        -----              --------           ---------          ------------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                           -               (3,001)               2,268               (14,243)                -
  Capital gain distributions
   from mutual funds                        -                     -             128,988             1,278,577                 -
  Net unrealized appreciation
   (depreciation) of investments           59                 (458)            (287,902)             (743,776)                -
                                        -----              --------           ---------          ------------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                 59               (3,459)            (156,646)              520,558                 -
                                        -----              --------           ---------          ------------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $  56              $ (3,489)          $(153,755)         $    527,946          $437,240
                                        =====              ========           =========          ============          ========

See accompanying notes.

                                    VL-R-12


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                                STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                            FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                                         North American-
                                   North American-       T. Rowe Price      North American-     North American-
                                    AG Nasdaq-100          Science &         AG Small Cap          AG Stock        PIMCO Real
                                       Index              Technology            Index               Index          Return Bond
                                        Fund                 Fund                Fund                Fund           Portfolio
                                  -----------------    -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $      6              $   -               $     -         $    126,783        $       -

EXPENSES:
  Mortality and expense risk               (12)                 -                     -             (110,933)               -
                                      --------              -----               -------         ------------        ---------
    NET INVESTMENT INCOME (LOSS)            (6)                 -                     -               15,850                -
                                      --------              -----               -------         ------------        ---------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on investments           -                  -                     -              241,938                -
  Capital gain distributions
   from mutual funds                         -                  -                     -              476,215                -
  Net unrealized depreciation of
   investments                          (5,126)              (237)                    -           (2,482,593)               -
                                      --------              -----               -------         ------------        ---------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                (5,126)              (237)                    -           (1,764,440)               -
                                      --------              -----               -------         ------------        ---------

    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS        $ (5,132)             $(237)              $     -         $ (1,748,590)       $       -
                                      ========              =====               =======         ============        =========
                                                                                                                     Putnam VT
                                       PIMCO             PIMCO Total           Putnam VT         Putnam VT         International
                                     Short-Term            Return             Diversified       Growth and          Growth and
                                        Bond                Bond              Income Fund-       Income Fund-       Income Fund-
                                      Portfolio           Portfolio            Class IB           Class IB           Class IB
                                  -----------------   ------------------   -----------------  ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds          $     25                    -            $  75,607        $     47,920        $  69,877

EXPENSES:
  Mortality and expense risk                 (2)                   -               (7,550)            (22,746)         (13,729)
                                       --------            ---------            ---------        ------------        ---------
    NET INVESTMENT INCOME (LOSS)             23                    -               68,057              25,174           56,148
                                       --------            ---------            ---------        ------------        ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                             -                    -              (43,714)           (174,805)           9,555
  Capital gain distributions
   from mutual funds                          -                    -                    -             229,780          154,309
  Net unrealized appreciation
   (depreciation) of investments             21                    -              (37,643)            145,753         (175,763)
                                       --------            ---------            ---------        ------------        ---------
    NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS              21                    -              (81,357)            200,728          (11,899)
                                       --------            ---------            ---------        ------------        ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $     44                    -            $ (13,300)       $    225,902        $  44,249
                                       ========            =========            =========        ============        =========

See accompanying notes.

                                    VL-R-13


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                             STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                                          SAFECO RST-                                                Vanguard
                                     SAFECO RST-            Growth          UIF Equity            UIF High          VIF High
                                       Equity            Opportunities        Growth               Yield           Yield Bond
                                      Portfolio            Portfolio         Portfolio            Portfolio         Portfolio
                                 -----------------    ------------------ -----------------   ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds      $   43,090            $        -         $          -         $  194,199           $ -

EXPENSES:
  Mortality and expense risk          (40,309)              (22,547)             (44,492)           (10,231)            -
                                   ----------            ----------         ------------         ----------           ---
    NET INVESTMENT INCOME (LOSS)        2,781               (22,547)             (44,492)           183,968             -
                                   ----------            ----------         ------------         ----------           ---

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                    (113,835)               51,044              304,377            (16,049)            -
  Capital gain distributions
   from mutual funds                        -               363,673              430,889                  -             -
  Net unrealized appreciation
   (depreciation) of investments     (360,317)             (661,337)          (1,693,012)          (342,805)            -
                                   ----------            ----------         ------------         ----------           ---
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS             (474,152)             (246,620)            (957,746)          (358,854)            -
                                   ----------            ----------         ------------         ----------           ---

    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     $ (471,371)           $ (269,167)        $ (1,002,238)        $ (174,886)          $ -
                                   ==========            ==========         ============         ==========           ===
                                                        Van Kampen LIT
                                  Vanguard VIF         Strategic Stock
                                   REIT Index          Portfolio - Class I
                                   Portfolio                Shares
                                -----------------     --------------------
INVESTMENT INCOME:
  Dividends from mutual funds      $       -               $    9,769

EXPENSES:
  Mortality and expense risk               -                   (5,195)
                                   ---------               ----------
    NET INVESTMENT INCOME                  -                    4,574
                                   ---------               ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on
   investments                            -                   (27,595)
  Capital gain distributions
   from mutual funds                      -                    20,444
  Net unrealized appreciation
   of investments                        14                   127,085
                                   --------                ----------
    NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                 14                   119,934
                                   --------                ----------
    INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     $     14                $  124,508
                                   ========                ==========

See accompanying notes.

                                    VL-R-14


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                        STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                  FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                1999
                                  --------------------------------------------------------------------------------------------
                                       AIM V.I.                                                 Dreyfus VIF
                                    International        AIM V.I. Value   Dreyfus VIF Quality    Small Cap
                                    Equity Fund -        Fund - Class I     Bond Portfolio -    Portfolio -     MFS Emerging
                                    Class I Shares           Shares         Initial Shares     Initial Shares   Growth Series
                                  ------------------   -----------------  ------------------   --------------  ---------------
INVESTMENT INCOME:
  Dividends from mutual funds           $ 13,830           $ 18,359             $ 86,730           $      487    $         -

EXPENSES:
  Mortality and expense risk              (8,556)           (28,267)              (8,976)              (7,123)       (17,077)
                                        --------           --------             --------           ----------    -----------
    NET INVESTMENT INCOME (LOSS)           5,274             (9,908)              77,754               (6,636)       (17,077)
                                        --------           --------             --------           ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         21,154             25,143              (14,321)               2,452         67,519
  Capital gain distributions
   from mutual funds                      58,038             96,007                    -                    -              -
  Net unrealized appreciation
   (depreciation) of investments         529,122            857,137              (58,368)             267,550      1,407,958
                                        --------           --------             --------           ----------    -----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               608,314            978,287              (72,689)             270,002      1,475,477
                                        --------           --------             --------           ----------    -----------
    INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                   $613,588           $968,379             $  5,065           $  263,366    $ 1,458,400
                                        ========           ========             ========           ==========    ===========
                                   North American -     North American -   North American -     North American -   Putnam  VT
                                   AG International    AG Mid Cap Index    AG Money Market     AG Stock Index  Diversified Income
                                    Equities Fund           Fund                Fund                Fund         Fund - Class IB
                                  ------------------   -----------------  ------------------   --------------  ------------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  1,692           $  6,985             $236,479           $   60,715     $  23,107

EXPENSES:
  Mortality and expense risk              (1,639)            (7,270)             (28,393)             (43,521)       (3,217)
                                        --------           --------             --------           ----------     ----------
    NET INVESTMENT INCOME (LOSS)              53               (285)             208,086               17,194        19,890
                                        --------           --------             --------           ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   investments                             3,319             14,314                    -              184,308        (3,110)
  Capital gain distributions
   from mutual funds                      19,333            397,105                    -               86,440             -
  Net unrealized appreciation
   (depreciation) of investments          42,209           (228,619)                   -              838,489         (7,535)
                                        --------           --------             --------           ----------     ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                64,861            182,800                    -            1,109,237        (10,645)
                                        --------           --------             --------           ----------     ----------
    INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                   $ 64,914           $182,515             $208,086           $1,126,431     $    9,245
                                        ========           ========             ========           ==========     ==========

See accompanying notes.

                                    VL-R-15


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                          STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                    FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                1999
                                  ----------------------------------------------------------------------------------------------
                                                           Putnam VT
                                                         International                           SAFECO RST -
                                  Putnam VT Growth        Growth and                               Growth
                                  and Income Fund -      Income Fund -       SAFECO RST -       Opportunities  UIF Equity Growth
                                      Class IB             Class IB        Equity Portfolio       Portfolio        Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
     Dividends from mutual funds      $  16,627           $        -           $ 23,571           $        -       $         -

EXPENSES:
     Mortality and expense risk         (10,216)              (4,057)           (11,672)             (10,281)          (11,314)
                                      ---------           ----------           --------           ----------       -----------
       NET INVESTMENT INCOME (LOSS)       6,411               (4,057)            11,899              (10,281)          (11,314)
                                      ---------           ----------           --------           ----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain (loss)
      on investments                     18,418                4,190             23,265              (44,931)           13,446
     Capital gain distributions
      from mutual funds                  83,791                    -            135,302                    -            91,761
     Net unrealized appreciation
      (depreciation) of investments    (145,838)              82,489            (57,164)             227,476           476,708
                                      ---------           ----------           --------           ----------       -----------
       NET REALIZED AND UNREALIZED
        GAIN (LOSS) ON INVESTMENTS      (43,629)              86,679            101,403              182,545           581,915
                                      ---------           ----------           --------           ----------       -----------
        INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS                   $ (37,218)          $   82,622           $113,302           $  172,264       $   570,601
                                      =========           ==========           ========           ==========       ===========

                                                         Van Kampen LIT
                                                         Strategic Stock
                                    UIF High Yield          Portfolio -
                                      Portfolio           Class I Shares
                                    --------------       ---------------
INVESTMENT INCOME:
     Dividends from mutual funds       $ 59,164           $      961

EXPENSES:
     Mortality and expense risk          (3,812)              (1,702)
                                       --------           ----------
        NET INVESTMENT INCOME (LOSS)     55,352                 (741)
                                       --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain on investments     1,271                2,889
     Capital gain distributions from
      mutual funds                            -                  252
     Net unrealized depreciation of
      investments                       (22,995)             (19,621)
                                       --------           ----------
        NET REALIZED AND UNREALIZED
         LOSS ON INVESTMENTS            (21,724)             (16,480)
                                       --------           ----------
        INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS                    $ 33,628           $  (17,221)
                                       ========           ==========

See accompanying notes.

                                    VL-R-16


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                    STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                     FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                Credit Suisse
                                        AIM V.I.                                                                Warburg Pincus
                                    International        AIM V.I. Value                                          Trust Small
                                    Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                    Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
 Net investment income (loss)        $  (15,287)          $   (73,373)        $   (4,808)        $       71        $   (459)
 Net realized gain (loss) on
  investments                          (692,660)             (633,102)               (69)             1,679         (14,416)
 Capital gain distributions
  from mutual funds                      79,625               217,641                  -                640               -
 Net unrealized appreciation
  (depreciation) of investments        (343,276)           (1,269,739)           112,044             (6,489)         52,492
                                     ----------           -----------         ----------         ----------        --------
   Increase (decrease) in net
    assets resulting from operations   (971,598)           (1,758,573)           107,167             (4,099)         37,617
                                     ----------           -----------         ----------         ----------        --------
PRINCIPAL TRANSACTIONS:
 Net premiums                         1,072,503             3,040,753            121,997             46,649           5,747
 Net transfers                         (311,228)             (718,063)         1,191,487            168,045         222,256
 Internal rollovers                      (1,543)               47,352                  -                  -               -
 Cost of insurance and other
  charges                              (512,932)           (1,420,506)           (48,516)           (11,102)        (51,820)
 Administrative charges                 (26,781)              (75,998)            (3,050)            (1,166)           (143)
 Policy loans                             6,992              (152,346)            (4,071)                 -               -
 Terminations and withdrawals           (68,583)             (329,449)           (22,305)                 -               -
                                     ----------           -----------         ----------         ----------        --------
    Increase in net assets resulting
    from principal transactions         158,428               391,743          1,235,542            202,426         176,040
                                     ----------           -----------         ----------         ----------        --------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (813,170)           (1,366,830)         1,342,709            198,327         213,657

NET ASSETS:
 Beginning of year                    3,816,063            12,200,138                  -              8,293               -
                                     ----------           -----------         ----------         ----------        --------
  End of year                        $3,002,893           $10,833,308         $1,342,709         $  206,620        $213,657
                                     ==========           ===========         ==========         ==========        ========
                                                         Dreyfus VIF                                               Fidelity VIP
                                   Dreyfus IP MidCap     Quality Bond     Dreyfus VIF Small  Fidelity VIP Asset    Contrafund
                                    Stock Portfolio        Portfolio        Cap Portfolio -  Manager Portfolio -    Portfolio -
                                    Initial Shares       Initial Shares     Initial Shares     Service Class 2    Service Class 2
                                  ------------------   -----------------  ------------------   --------------    -----------------
OPERATIONS:
 Net investment income (loss)          $     (366)         $  389,068          $  (18,226)         $    (264)      $ (1,878)
 Net realized gain (loss) on
  investments                             (30,132)             54,245             (810,137)              (133)        (55,238)
 Capital gain distributions
  from mutual funds                             -              53,301              396,489                  -           1,341
 Net unrealized appreciation
  (depreciation) of investments            42,710             (84,089)              (9,897)             3,197          46,218
                                       ----------          ----------          -----------         ----------      ------------
   Increase (decrease) in net
    assets resulting from operations       12,212             412,525             (441,771)          2,800            (9,557)
                                       ----------          ----------          -----------         ----------      ------------
PRINCIPAL TRANSACTIONS:
 Net premiums                              23,418             881,860            1,412,185             29,876         110,324
 Net transfers                            386,934             631,254               71,308             86,562         746,929
 Internal rollovers                             -                   -                 (771)                 -               -
 Cost of insurance and other charges      (42,802)           (645,751)            (801,545)            (7,770)        (54,512)
 Administrative charges                      (586)            (22,047)             (35,298)              (747)         (2,759)
 Policy loans                                   1              (4,497)              22,009                225           6,853
 Terminations and withdrawals                   -            (284,113)            (222,905)                 -          (6,535)
                                       ----------          ----------          -----------         ----------      ------------
   Increase in net assets resulting
    from principal transactions           366,965             556,706              444,983            108,146           800,300
                                       ----------          ----------          -----------         ----------      ------------
 TOTAL INCREASE IN NET ASSETS             379,177             969,231                3,212            110,946           790,743

NET ASSETS:
 Beginning of year                          5,783           6,731,676            6,034,604                  -                 -
                                       ----------          ----------          -----------         ----------      ------------
 End of year                           $  384,960          $7,700,907          $ 6,037,816         $  110,946      $    790,743
                                       ==========          ==========          ===========         ==========      ============

See accompanying notes.

                                    VL-R-17


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R                                          STATEMENTS OF CHANGES IN NET ASSETS
                                          FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                 Janus Aspen        Janus Aspen
                                    Fidelity VIP                            Janus Aspen             Series        Series Worldwide
                                   Equity - Income       Fideltiy VIP     Series Aggressive     International         Growth
                                      Portfolio -     Growth Portfolio -  Growth Portfolio -   Growth Portfolio -    Portfolio -
                                    Service Class 2    Service Class 2      Service Shares      Service Shares     Service Shares
                                  -------------------  -----------------  ------------------   ----------------   ---------------
OPERATIONS:
 Net investment income (loss)          $  (3,372)           $  (4,601)          $     (697)        $    410           $ (1,639)
 Net realized loss on investments           (373)            (105,822)             (15,453)        (28,825)           (107,723)
 Capital gain distributions
  from mutual funds                           792                8,231                    -               -                   -
 Net unrealized appreciation
  (depreciation) of investments            29,483               67,872              (33,847)        (15,955)             40,330
                                       ----------           ----------          -----------        --------           ---------
   Increase (decrease) in net assets
    resulting from operations              26,530              (34,320)             (49,997)        (44,370)            (69,032)
                                       ----------           ----------          -----------        --------           ---------
PRINCIPAL TRANSACTIONS:
 Net premiums                             211,636              147,544               58,695          42,582              37,171
 Net transfers                          1,567,310            1,270,295              151,143         485,890             421,250
 Internal rollovers                             -                    -                    -               -                   -
 Cost of insurance and other
  charges                                 (26,302)             (86,426)             (14,760)        (14,868)            (83,873)
 Administrative charges                    (5,291)              (3,689)              (1,468)         (1,064)               (929)
 Policy loans                               1,302                3,335                  240             470               5,622
 Terminations and withdrawals             (64,781)                (238)                (180)        (46,143)             (4,665)
                                       ----------           ----------          -----------        --------           ---------
   Increase in net assets resulting
    from principal transactions         1,683,874            1,330,821              193,670         466,867             374,576
                                       ----------           ----------          -----------        --------           ---------
 TOTAL INCREASE IN NET ASSETS           1,710,404            1,296,501              143,673         422,497             305,544

NET ASSETS:
 Beginning of year                         13,128              113,512                6,683          11,667              53,784
                                       ----------           ----------          -----------        --------           ---------
 End of year                           $1,723,532           $1,410,013          $   150,356        $434,164           $ 359,328
                                       ==========           ==========          ===========        ========           =========
                                     J.P. Morgan          MFS Capital
                                    Small Company        Opportunities     MFS Emerging           MFS New          MFS Research
                                      Portfolio             Series         Growth Series      Discovery Series        Series
                                    -------------        -------------     -------------      ----------------     ------------
OPERATIONS:
 Net investment loss                   $     (205)          $  (3,227)         $  (63,203)           $(2,112)         $ (1,167)
 Net realized loss on investments             (69)           (182,177)           (939,130)           (42,577)           (4,268)
 Capital gain distributions
  from mutual funds                             -              43,702             532,818             11,659                 -
 Net unrealized appreciation
  (depreciation) of investments             4,097              86,413          (3,477,160)            17,504           (28,282)
                                       ----------          ----------         -----------           --------         ---------
   Increase (decrease) in net assets
    resulting from operations               3,823             (55,289)         (3,946,675)           (15,526)          (33,717)
                                       ----------          ----------         -----------           --------         ---------
PRINCIPAL TRANSACTIONS:
 Net premiums                               2,819              68,274           2,994,421            516,321            72,061
 Net transfers                             96,389             767,976            (366,937)           243,695           279,012
 Internal rollovers                             -                   -              47,352                  -                 -
 Cost of insurance and other charges       (1,951)           (165,394)         (1,469,199)           (19,171)          (17,349)
 Administrative charges                       (71)             (1,705)            (74,810)           (12,908)           (1,801)
 Policy loans                                   -               7,011             (99,309)              (100)              684
 Terminations and withdrawals                   -              (6,851)           (133,320)               (73)                -
                                       ----------          ----------         -----------           --------         ---------
   Increase in net assets resulting
    from principal transactions            97,186             669,311             898,198            727,764           332,607
                                       ----------          ----------         -----------           --------         ---------
 TOTAL INCREASE (DECREASE) IN
  NET ASSETS                              101,009             614,022          (3,048,477)           712,238           298,890

NET ASSETS:
 Beginning of year                          2,893                 858          10,923,930              5,976            29,393
                                       ----------          ----------         -----------           --------         ---------
 End of year                           $  103,902          $  614,880         $ 7,875,453           $718,214         $ 328,283
                                       ==========          ==========         ===========           ========         =========

See accompanying notes.

                                    VL-R-18

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                   FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2001
                                 ---------------------------------------------------------------------------------------------
                                     Neuberger             North               North              North            North
                                      Berman             American-           American-          American-         American-
                                    AMT Mid-Cap       AG International      AG Mid Cap           AG Money       AG Nasdaq-100
                                  Growth Portfolio     Equities Fund        Index Fund         Market Fund       Index Fund
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)         $(1,200)           $   13,280         $     1,591        $    382,882       $   (830)
 Net realized loss on investments         (78)            (180,325)           (393,363)                  -              -
 Capital gain distributions
  from mutual funds                          -              104,881             610,349                   -              -
 Net unrealized depreciation
  of investments                       (22,961)            (194,826)           (364,661)                  -        (28,139)
                                      --------           ----------         -----------        ------------       --------
   Increase (decrease) in net assets
    resulting from operations          (24,239)            (256,990)           (146,084)            382,882        (28,969)
                                      --------           ----------         -----------        ------------       --------

PRINCIPAL TRANSACTIONS:
 Net premiums                           38,203              709,866           2,094,117          28,847,426         44,753
 Net transfers                         146,369              (81,745)           (278,501)        (11,621,396)       190,966
 Internal rollovers                          -                 (386)               (771)          4,239,226              -
 Cost of insurance and other
  charges                              (11,181)            (108,730)           (649,441)         (2,854,856)        (9,317)
 Administrative charges                   (955)             (17,747)            (52,362)           (721,190)        (1,119)
 Policy loans                              225               (3,045)            (37,552)         (4,924,852)             -
 Terminations and withdrawals             (189)              (9,047)           (117,980)           (193,725)          (208)
                                      --------           ----------         -----------        ------------       --------
   Increase in net assets resulting
    from principal transactions        172,472              489,166             957,510          12,770,633        225,075
                                      --------           ----------         -----------        ------------       --------
 TOTAL INCREASE IN NET ASSETS          148,233              232,176             811,426          13,153,515        196,106

NET ASSETS:
 Beginning of year                     103,232            1,088,388           5,883,889          10,292,956         23,457
                                      --------           ----------         -----------        ------------       --------
 End of year                          $251,465           $1,320,564         $ 6,695,315        $ 23,446,471       $219,563
                                      ========           ==========         ===========        ============       ========
                                        North
                                      American-             North               North
                                   T. Rowe Price          American-           American-         PIMCO Real         PIMCO
                                     Science &          AG Small Cap          AG Stock         Return Bond      Short-Term
                                   Technology Fund       Index Fund          Index Fund         Portfolio      Bond Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)         $  (1,523)         $      724         $    36,146        $     29,507       $  7,707
 Net realized gain (loss) on
  investments                           (65,338)             (3,947)           (753,666)              1,031            (22)
 Capital gain distributions
  from mutual funds                       7,791              60,658             662,037              12,410          1,159
 Net unrealized appreciation
  (depreciation) of investments         (18,793)            (40,116)         (2,341,428)            (17,640)         1,032
                                       --------          ----------         -----------        ------------       --------
   Increase (decrease) in net assets
    resulting from operations           (77,863)             17,319          (2,396,911)             25,308          9,876
                                       --------          ----------         -----------        ------------       --------

PRINCIPAL TRANSACTIONS:
 Net premiums                            24,576              25,147           4,822,401              73,816          8,819
 Net transfers                          199,533             483,914              71,625             960,057        288,796
 Internal rollovers                           -                   -              35,863                   -              -
 Cost of insurance and other charges    (20,897)             (7,922)         (1,653,514)            (38,451)       (12,151)
 Administrative charges                    (614)               (629)           (120,558)             (1,845)          (220)
 Policy loans                               829               1,045            (132,692)             (8,775)             -
 Terminations and withdrawals                 -             (63,851)         (1,228,471)            (30,326)       (28,702)
                                       --------          ----------         -----------        ------------       --------
   Increase in net assets resulting
    from principal transactions         203,427             437,704           1,794,654             954,476        256,542
                                       --------          ----------         -----------        ------------       --------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         125,564             455,023            (602,257)            979,784        266,418

NET ASSETS:
 Beginning of year                        4,769               1,026          17,533,901                 564         26,927
                                       --------          ----------         -----------        ------------       --------
 End of year                           $130,333          $  456,049         $16,931,644        $    980,348       $293,345
                                       ========          ==========         ===========        ============       ========


See accompanying notes.

                                    VL-R-19


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                       STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                      FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2001
                                 ---------------------------------------------------------------------------------------------
                                                                                               Putnam VT
                                                          Putnam VT          Putnam VT        International
                                    PIMCO Total          Diversified        Growth and         Growth and        SAFECO RST-
                                    Return Bond          Income Fund-       Income Fund-       Income Fund-        Equity
                                     Portfolio             Class IB           Class IB           Class IB         Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)        $   17,002           $    75,021         $   90,344          $  115,277      $  (3,399)
 Net realized gain (loss) on
  investments                             6,991               (50,126)          (123,622)           (426,305)       (293,290)
 Capital gain distributions
  from mutual funds                      24,531                     -                  -              30,139               -
 Net unrealized appreciation
  (depreciation) of investments         (27,597)                5,678           (286,947)           (272,990)       (265,998)
                                     ----------           -----------         ----------          ----------      ----------
   Increase (decrease) in net assets
    resulting from operations            20,927                30,573           (320,225)           (553,879)       (562,687)
                                     ----------           -----------         ----------          ----------      ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                            72,263               325,834          1,275,145             570,708         792,863
 Net transfers                        1,399,166               105,356          1,467,701            (244,840)        (82,727)
 Internal rollovers                           -                     -             12,261              11,875               -
 Cost of insurance and other
  charges                               (24,129)             (139,811)          (624,613)           (210,740)       (595,568)
 Administrative charges                  (1,806)               (8,148)           (31,825)            (14,259)        (19,807)
 Policy loans                             4,547                (6,218)            95,177             (23,027)        (11,575)
 Terminations and withdrawals           (16,599)              (26,246)          (280,730)           (190,189)       (378,923)
                                     ----------           -----------         ----------          ----------      ----------
   Increase (decrease) in net assets
    resulting from principal
    transactions                      1,433,442               250,767          1,913,116            (100,472)       (295,737)
                                     ----------           -----------         ----------          ----------      ----------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       1,454,369               281,340          1,592,891            (654,351)       (858,424)

NET ASSETS:
 Beginning of year                          561             1,018,437          4,032,487           2,596,656       5,625,642
                                     ----------           -----------         ----------          ----------      ----------
 End of year                         $1,454,930           $ 1,299,777         $5,625,378          $1,942,305      $4,767,218
                                     ==========           ===========         ==========          ==========      ==========
                                    SAFECO RST-                                                  Vanguard         Vanguard
                                      Growth             UIF Equity            UIF High          VIF High         VIF REIT
                                   Opportunities           Growth               Yield           Yield Bond         Index
                                     Portfolio            Portfolio           Portfolio          Portfolio        Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)       $ (27,420)           $  (41,146)          $  173,185         $    (573)      $      118
 Net realized gain (loss) on
  investments                           (3,742)             (817,192)           (141,320)             2,605           4,403
 Capital gain distributions
  from mutual funds                     89,434                 6,917                   -                  -              82
 Net unrealized appreciation
  (depreciation) of investments        563,644              (270,228)           (122,090)             2,978           6,423
                                    ----------           -----------          ----------         ----------      ----------
   Increase (decrease) in net assets
    resulting from operations          621,916            (1,121,649)            (90,225)             5,010          11,026
                                    ----------           -----------          ----------         ----------      ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                          945,663             1,305,734             365,511             14,178          30,848
 Net transfers                        (157,630)           (1,289,327)            (47,712)           263,234         196,900
 Internal rollovers                       (386)               35,477                   -                  -               -
 Cost of insurance and other
  charges                             (424,828)             (525,544)           (159,133)           (10,085)         (6,850)
 Administrative charges                (23,625)              (32,627)             (9,140)              (354)           (771)
 Policy loans                          (86,305)             (180,264)             (5,428)            (1,422)              -
 Terminations and withdrawals         (111,906)             (148,796)            (80,090)           (16,399)        (47,264)
                                    ----------           -----------          ----------         ----------      ----------
   Increase(decrease) in net assets
    resulting from principal
    transactions                       140,983              (835,347)             64,008            249,152         172,863
                                    ----------           -----------          ----------         ----------      ----------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        762,899            (1,956,996)            (26,217)           254,162         183,889

NET ASSETS:
 Beginning of year                   3,335,608             6,698,980           1,666,875                564           1,145
                                    ----------           -----------          ----------         ----------      ----------
 End of year                        $4,098,507           $ 4,741,984          $1,640,658         $  254,726      $  185,034
                                    ==========           ===========          ==========         ==========      ==========

See accompanying notes.

                                    VL-R-20


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                    STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                     FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                       2001
                                                                ------------------
                                                                 Van Kampen LIT
                                                                 Strategic Stock
                                                                  Portfolio-
                                                                Class I Shares
                                                               -------------------
OPERATIONS:
 Net investment income                                              $   14,223
 Net realized gain on investments                                       12,746
 Capital gain distributions from mutual funds                                -
 Net unrealized depreciation of investments                            (28,489)
                                                                    ----------
  Decrease in net assets resulting from operations                      (1,520)
                                                                    ----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                                          357,871
 Net transfers                                                           9,761
 Internal rollovers                                                          -
 Cost of insurance and other charges                                  (148,562)
 Administrative charges                                                 (8,938)
 Policy loans                                                           (3,478)
 Terminations and withdrawals                                          (56,055)
                                                                    ----------
  Increase in net assets resulting from principal
   transactions                                                        150,599
                                                                    ----------
 TOTAL INCREASE IN NET ASSETS                                          149,079

NET ASSETS:
 Beginning of year                                                   1,174,949
                                                                    ----------
 End of year                                                        $1,324,028
                                                                    ==========

See accompanying notes.

                                    VL-R-21


VL-R -
PLATINUM INVESTOR DIVISIONS                                  STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                   FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                        AIM V.I.                                              Dreyfus IP          Dreyfus VIF
                                    International        AIM V.I. Value                      MidCap Stock       Quality Bond
                                    Equity Fund -        Fund - Class I     Ayco Growth        Portfolio-         Portfolio-
                                    Class I Shares         Shares              Fund          Initial Shares     Initial Shares
                                  ------------------   -----------------  ---------------   -----------------  -----------------
OPERATIONS:
 Net investment income (loss)       $  (15,483)            $  (60,114)       $      4           $       9        $  291,874
 Net realized gain (loss) on
  investments                           295,131                295,322              -                   -          (29,853)
 Capital gain distributions
  from mutual funds                     241,532                514,795              -                  87                 -
 Net unrealized appreciation
  (depreciation) of investments      (1,612,830)            (2,732,337)          (417)                248           299,624
                                    -----------            -----------       --------           ---------        ----------
   Increase (decrease) in net assets
    resulting from operations        (1,091,650)            (1,982,334)          (413)                344           561,645
                                    -----------            ----------        --------                ----        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           796,946              2,231,610              -                   -           592,079
 Net transfers                        2,207,738              6,033,121          8,692               5,453         3,852,840
 Internal rollovers                      25,127                 41,361              -                   -                 -
 Cost of insurance and other
  charges                              (417,615)            (1,104,638)            32                 (1)          (456,805)
 Administrative charges                 (21,985)              (129,536)            (3)                (2)           (15,450)
 Policy loans                            33,161                 23,502              -                   -            70,169
 Terminations and withdrawals            89,076               (164,471)           (15)               (11)          (175,495)
                                    -----------            -----------       --------           ---------        -----------
   Increase in net assets resulting
    from principal transactions       2,712,448              6,930,949          8,706               5,439         3,867,338
                                    -----------            -----------       --------            --------        ----------
 TOTAL INCREASE IN NET ASSETS         1,620,798              4,948,615          8,293               5,783         4,428,983

NET ASSETS:
 Beginning of year                    2,195,265              7,251,523              -                   -         2,302,693
                                    -----------            -----------       --------           ---------        ----------
 End of year                        $ 3,816,063            $12,200,138       $  8,293           $   5,783        $6,731,676
                                    ===========            ===========       ========           =========        ==========
                                                                                               Janus Aspen         Janus Aspen
                                     Dreyfus VIF          Fidelity VIP      Fidelity VIP          Series             Series
                                      Small Cap           Equity-Income        Growth           Aggressive        International
                                     Portfolio-            Portfolio-         Portfolio-    Growth Portfolio-   Growth Portfolio-
                                    Initial Shares      Service Class 2   Service Class 2     Service Shares     Service Shares
                                  ------------------   -----------------  ---------------   -----------------  -----------------
OPERATIONS:
 Net investment income (loss)       $   (14,681)           $        (8)      $    (37)          $      (1)       $        7
 Net realized gain (loss) on
  investments                           218,126                      -         (1,013)                  -               (32)
 Capital gain distributions
  from mutual funds                   2,606,064                      -              -                   -                 -
 Net unrealized appreciation
  (depreciation) of investments      (2,392,534)                   340         (2,525)               (246)               41
                                    -----------            -----------       --------           ---------        ----------
   Increase (decrease) in net
    assets resulting from
    operations                          416,975                    332         (3,575)               (247)               16
                                    -----------            -----------       --------           ---------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           844,458                    136             65                  29               150
 Net transfers                        3,449,959                 12,680        119,689               6,958            11,554
 Internal rollovers                       5,843                      -              -                   -                 -
 Cost of insurance and other
  charges                              (419,999)                    12         (2,421)                (42)              (23)
 Administrative charges                 (25,311)                    (8)           (38)                 (3)               (8)
 Policy loans                            (8,128)                     -              -                   -                 -
 Terminations and withdrawals           (56,212)                   (24)          (208)                (12)              (22)
                                    -----------             ----------       --------           ---------        ----------
   Increase in net assets resulting
    from principal transactions       3,790,610                 12,796        117,087               6,930            11,651
                                    -----------             ----------       --------           ---------        ----------
 TOTAL INCREASE IN NET ASSETS         4,207,585                 13,128        113,512               6,683            11,667

NET ASSETS:
 Beginning of year                    1,827,019                      -              -                   -                 -
                                    -----------             ----------       --------           ---------        ----------
 End of year                        $ 6,034,604             $   13,128       $113,512           $   6,683        $   11,667
                                    ===========             ==========       ========           =========        ==========

See accompanying notes.

                                    VL-R-22


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                 STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                    FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2000
                                 ---------------------------------------------------------------------------------------------
                                    Janus Aspen
                                   Series Worldwide                        MFS Capital
                                  Growth Portfolio-   J.P. Morgan Small    Opportunities      MFS Emerging          MFS New
                                   Service Shares      Company Portfolio      Series          Growth Series     Discovery Series
                                 ------------------   -----------------  ------------------   --------------    ----------------
OPERATIONS:
 Net investment income (loss)          $    10               $    (1)          $        -          $  (68,546)       $        (1)
 Net realized gain on investments            -                      -                   -              408,360                  -
 Capital gain distributions
  from mutual funds                          -                      -                   -              467,445                  -
 Net unrealized appreciation
  (depreciation) of investments            (73)                   189                   -           (3,412,811)                37
                                       -------               --------          ----------          -----------       ------------
   Increase (decrease) in net assets
    resulting from operations              (63)                   188                   -           (2,605,552)                36
                                       -------               --------          ----------          -----------       ------------

PRINCIPAL TRANSACTIONS:
 Net premiums                                -                     39                  34            1,806,994                 68
 Net transfers                          53,973                  2,684                 835            8,440,340              5,879
 Internal rollovers                          -                      -                   -               53,922                  -
 Cost of insurance and other
  charges                                   (9)                   (10)                 (9)            (727,586)                 8
 Administrative charges                    (18)                    (2)                 (1)             (36,825)                (4)
 Policy loans                                -                      -                   -              (74,541)                 -
 Terminations and withdrawals              (99)                    (6)                 (1)            (313,696)               (11)
                                       -------               --------          ----------          -----------       ------------
   Increase in net assets resulting
    from principal transactions         53,847                  2,705                 858            9,148,608              5,940
                                       -------               --------          ----------          -----------       ------------
 TOTAL INCREASE IN NET ASSETS           53,784                  2,893                 858            6,543,056              5,976

NET ASSETS:
 Beginning of year                           -                      -                   -            4,380,874                  -
                                       -------               --------          ----------          -----------       ------------
 End of year                           $53,784               $  2,893          $      858          $10,923,930       $      5,976
                                       =======               ========          ==========          ===========       ============

                                                                                                                        North
                                                         Newberger Berman     North American-      North American-     American-
                                    MFS Research           AMT Mid-Cap        AG International     AG Mid Cap Index  AG Money Market
                                        Series           Growth Portfolio      Equities Fund             Fund            Fund
                                 ------------------      -----------------    ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)          $    (3)              $    (30)         $    2,891          $     7,388       $    437,240
 Net realized gain (loss) on
  investments                                -                 (3,001)              2,268              (14,243)                 -
 Capital gain distributions
  from mutual funds                          -                      -             128,988            1,278,577                  -
 Net unrealized appreciation
  (depreciation) of investments             59                   (458)           (287,902)            (743,776)                 -
                                       -------               --------          ----------          -----------       ------------
   Increase (decrease) in net assets
    resulting from operations               56                 (3,489)           (153,755)             527,946            437,240
                                       -------               --------          ----------          -----------       ------------

PRINCIPAL TRANSACTIONS:
 Net premiums                                -                     36             146,223              745,532         45,679,836
 Net transfers                          29,406                111,642             786,662            3,056,252        (44,687,294)
 Internal rollovers                          -                      -                 386                2,329          7,228,677
 Cost of insurance and other
  charges                                   (5)                (4,734)           (103,823)            (365,157)        (2,979,864)
 Administrative charges                    (10)                   (34)             (3,496)              (6,383)        (1,127,283)
 Policy loans                                -                      -                (272)              68,927         (1,043,919)
 Terminations and withdrawals              (54)                  (189)             (3,994)             (10,609)          (498,368)
                                       -------               --------          ----------          -----------       ------------
   Increase in net assets resulting
    from principal transactions         29,337                106,721             821,686            3,490,891          2,571,785
                                       -------               --------          ----------          -----------       ------------
 TOTAL INCREASE IN NET ASSETS           29,393                103,232             667,931            4,018,837          3,009,025

NET ASSETS:
 Beginning of year                           -                      -             420,457            1,865,052          7,283,931
                                       -------               --------          ----------          -----------       ------------
 End of year                           $29,393               $103,232          $1,088,388          $ 5,883,889       $ 10,292,956
                                       =======               ========          ==========          ===========       ============


See accompanying notes.

                                    VL-R-23

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2000
                                 ---------------------------------------------------------------------------------------------
                                                        Norh American-                             North
                                  North American-       T. Rowe Price     North American-        American-       PIMPCO Real
                                   AG Nasdaq-100          Science &        AG Small Cap       AG Stock Index     Return Bond
                                    Index Fund         Technology Fund      Index Fund             Fund            Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------

OPERATIONS:
 Net investment income (loss)        $   (6)                 $    -           $        -         $    15,850         $        -
 Net realized gain on
  investments                              -                      -                    -             241,938                  -
 Capital gain distributions
  from mutual funds                        -                      -                    -             476,215                  -
 Net unrealized depreciation
  of investments                      (5,126)                 (237)                    -          (2,482,593)                 -
                                     -------                 ------           ----------         -----------         ----------
  Decrease in net assets
   resulting from operations          (5,132)                 (237)                    -          (1,748,590)                 -
                                     -------                 ------           ----------         -----------         ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                         29,325                      -                   53           4,260,120                 20
 Net transfers                            52                  5,047                  997           5,458,207                544
 Internal rollovers                        -                      -                    -             147,430                  -
 Cost of insurance and other
  charges                                 (4)                  (30)                  (20)         (1,315,464)                 2
 Administrative charges                 (741)                   (2)                   (2)           (131,640)                (1)
 Policy loans                              -                      -                    -            (155,885)                 -
 Terminations and withdrawals            (43)                   (9)                   (2)           (144,981)                (1)
                                     -------                 ------           ----------         -----------         ----------
  Increase in net assets resulting
   from principal transactions        28,589                  5,006                1,026           8,117,787                564
                                     -------                 ------           ----------         -----------         ----------
 TOTAL INCREASE IN NET ASSETS         23,457                  4,769                1,026           6,369,197                564

NET ASSETS:
 Beginning of year                         -                      -                    -          11,164,704                  -
                                     -------                 ------           ----------         -----------         ----------
 End of year                         $23,457                 $4,769           $    1,026         $17,533,901         $      564
                                     =======                 ======           ==========         ===========         ==========

                                                                                                                   International
                                                          PIMCO Total          Putnam VT       Putnam VT Growth     Growth and
                                 PIMCO Short-Term         Return Bond      Diversified Income  and Income Fund-    Income Fund-
                                  Bond Portfolio          Portfolio         Fund - Class IB       Class IB           Class IB
                                ------------------    -----------------   ------------------   --------------    -----------------
OPERATIONS:
 Net investment income               $    23                 $    -           $   68,057         $    25,174         $   56,148
 Net realized gain (loss) on
  investments                              -                      -              (43,714)           (174,805)             9,555
 Capital gain distributions
  from mutual funds                        -                      -                    -             229,780            154,309
 Net unrealized appreciation
  (depreciation) during the year          21                      -              (37,643)            145,753           (175,763)
                                     -------                 ------           ----------         -----------         ----------
  Increase (decrease) in net assets
   resulting from operations              44                      -              (13,300)            225,902             44,249
                                     -------                 ------           ----------         -----------         ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                             41                     20              191,539             908,484            510,220
 Net transfers                        26,906                    543              129,459             831,366          1,287,661
 Internal rollovers                        -                      -                    -              (7,178)               386
 Cost of insurance and other
  charges                                 (5)                     -              (79,335)           (543,334)          (259,316)
 Administrative charges                  (10)                   (1)                2,000              47,333             (4,472)
 Policy loans                              -                      -              (31,393)             17,009             (2,790)
 Terminations and withdrawals            (49)                   (1)               (5,744)            (67,836)           (20,005)
                                     -------                 ------           ----------         -----------         ----------
  Increase in net assets resulting
   from principal transactions        26,883                    561              206,526           1,185,844          1,511,684
                                     -------                 ------           ----------         -----------         ----------
 TOTAL INCREASE IN NET ASSETS         26,927                    561              193,226           1,411,746          1,555,933

NET ASSETS:
 Beginning of year                         -                      -              825,211           2,620,741          1,040,723
                                     -------                 ------           ----------         -----------         ----------
 End of year                         $26,927                 $  561           $1,018,437         $ 4,032,487         $2,596,656
                                     =======                 ======           ==========         ===========         ==========

See accompanying notes.

                                    VL-R-24

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------

                                                         SAFECO RST-
                                                           Growth                                              Vanguard VIF High
                                      SAFECO RST-       Opportunities      UIF Equity Growth   UIF High Yield      Yield Bond
                                   Equity Portfolio       Portfolio           Portfolio           Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
 Net investment income (loss)          $    2,781          $ (22,547)          $  (44,492)         $  183,968       $        -
 Net realized gain (loss) on
  investments                            (113,835)             51,044              304,377            (16,049)               -
 Capital gain distributions
  from mutual funds                             -             363,673              430,889                  -                -
 Net unrealized depreciation
  of investments                         (360,317)           (661,337)          (1,693,012)          (342,805)               -
                                       ----------          ----------          -----------         ----------       ----------
  Decrease in net assets
   resulting from operations             (471,371)           (269,167)          (1,002,238)          (174,886)               -
                                       ----------          ----------          -----------         ----------       ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                             750,201             641,820            1,389,292            502,186               20
 Net transfers                          2,913,391             828,338            3,906,199            541,398              544
 Internal rollovers                        (7,183)             (3,203)              62,539                  -                -
 Cost of insurance and other
  charges                                (461,854)           (422,449)            (440,431)          (134,982)               2
 Administrative charges                   (16,512)            (14,535)             (37,477)           (11,422)             (1)
 Policy loans                              75,227             (30,859)             (49,911)            (4,496)               -
 Terminations and withdrawals            (150,488)            (31,890)             (31,509)           (28,857)             (1)
                                       ----------          ----------          -----------         ----------       ----------
  Increase in net assets resulting
   from principal transactions          3,102,782             967,222            4,798,702            863,827              564
                                       ----------          ----------          -----------         ----------       ----------
 TOTAL INCREASE IN NET ASSETS           2,631,411             698,055            3,796,464            688,941              564

NET ASSETS:
 Beginning of year                      2,994,231           2,637,553            2,902,516            977,934                -
                                       ----------          ----------          -----------         ----------       ----------
 End of year                           $5,625,642          $3,335,608          $ 6,698,980         $1,666,875             $564
                                       ==========          ==========          ===========         ==========       ==========
                                                          VAN Kampen LIT
                                      Vanguard VIF        Strategic Stock
                                       REIT Index       Portfolio - Class I
                                       Portfolio              Shares
                                  ------------------    -------------------
OPERATIONS:
 Net investment income                 $        -          $    4,574
 Net realized loss on
  investments                                   -             (27,595)
 Capital gain distributions
  from mutual funds                             -              20,444
 Net unrealized appreciation
  of investments                               14             127,085
                                       ----------          ----------
  Increase in net assets
   resulting from operations                   14             124,508
                                       ----------          ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                                  39             348,247
 Net transfers                              1,082             375,099
 Internal rollovers                             -                   -
 Cost of insurance and other
  charges                                      13             (92,072)
 Administrative charges                        (1)            (28,525)
 Policy loans                                   -              20,626
 Terminations and withdrawals                  (2)             (9,602)
                                       ----------          ----------
  Increase in net assets resulting
   from principal transactions              1,131             613,773
                                       ----------          ----------
 TOTAL INCREASE IN NET ASSETS               1,145             738,281

NET ASSETS:
 Beginning of year                              -             436,668
                                       ----------          ----------
 End of year                           $    1,145          $1,174,949
                                       ==========          ==========

See accompanying notes.

                                    VL-R-25

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                          FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                1999
                                  ----------------------------------------------------------------------------------------------

                                        AIM V.I.
                                    International        AIM V.I. Value   Drefus VIF Quality   Dreyfus VIF Small
                                    Equity Fund -        Fund - Class I     Bond Portfolio-     Cap Portfolio-    MFS Emerging
                                    Class I Shares          Shares          Initial Shares      Initial Shares    Growth Series
                                  ------------------   -----------------  ------------------   --------------   ----------------
OPERATIONS:
 Net investment income (loss)        $    5,274             $  (9,908)       $     77,754         $   (6,636)        $ (17,077)
 Net realized gain (loss) on
  investments                            21,154                 25,143            (14,321)              2,452            67,519
 Capital gain distributions
  from mutual funds                      58,038                 96,007                  -                   -                 -
 Net unrealized appreciation
  (depreciation) of investments         529,122                857,137            (58,368)            267,550         1,407,958
                                     ----------             ----------       ------------         -----------        ----------
   Increase (decrease) in net assets
    resulting from operations           613,588                968,379              5,065             263,366         1,458,400
                                     ----------             ----------       ------------         -----------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           286,903                984,166            329,825             371,635           498,236
 Net transfers                        1,181,464              4,607,016          1,900,001             957,570         2,015,446
 Internal rollovers                       2,644                 89,183              2,644               1,999            89,183
 Cost of insurance and other
  charges                               (70,408)              (339,819)          (106,769)           (199,356)         (116,079)
 Administrative charges                 (15,169)               (22,231)            (6,897)             (6,716)          (11,055)
 Policy loans                           (10,656)              (106,562)           (55,945)            (39,961)          (85,249)
 Terminations and withdrawals           (96,669)               489,891             23,861              31,400           190,142
                                     ----------             ----------       ------------         -----------        ----------
   Increase in net assets resulting
    from principal transactions       1,278,109              5,701,644          2,086,720           1,116,571         2,580,624
                                     ----------             ----------       ------------         -----------        ----------
 TOTAL INCREASE IN NET ASSETS         1,891,697              6,670,023          2,091,785           1,379,937         4,039,024

NET ASSETS:
 Beginning of year                      303,568                581,500            210,908             447,082           341,850
                                     ----------             ----------       ------------         -----------        ----------
 End of year                         $2,195,265             $7,251,523       $  2,302,693         $ 1,827,019        $4,380,874
                                     ==========             ==========       ============         ===========        ==========
                                                                                                                      Putnam VT
                                    North American-       North American    North American-      North American-    Diversified
                                    AG International     AG Mid Cap Index   AG Money Market       AG Stock Index    Income Fund-
                                     Equities Fund            Fund                Fund               Fund             Class IB
                                  ------------------   -----------------  ------------------     --------------    -------------
OPERATIONS:
 Net investment income (loss)        $       53             $    (285)       $    208,086         $    17,194        $   19,890
 Net realized gain (loss) on
  investments                             3,319                 14,314                  -             184,308            (3,110)
 Capital gain distributions
  from mutual funds                      19,333                397,105                  -              86,440                 -
 Net unrealized appreciation
  (depreciation) of investments          42,209               (228,619)                 -             838,489            (7,535)
                                     ----------             ----------       ------------         -----------        ----------
   Increase (decrease) in net assets
    resulting from operations            64,914                182,515            208,086           1,126,431             9,245
                                     ----------             ----------       ------------         -----------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                            79,364                252,322         31,550,723           2,009,489           216,432
 Net transfers                          142,711              1,197,690        (27,758,134)          6,436,932           315,630
 Internal rollovers                           -                 29,388          6,018,001              95,070                 -
 Cost of insurance and other
  charges                               (43,653)               (82,297)        (1,324,931)           (647,275)         (147,199)
 Administrative charges                  (3,130)                (4,331)          (602,302)            (43,998)           (5,373)
 Policy loans                                 -                 (2,664)        (2,213,823)            (47,953)                -
 Terminations and withdrawals           132,969                 57,227         (2,105,668)            953,732           177,331
                                     ----------             ----------       ------------         -----------        ----------
   Increase in net assets resulting
    from principal transactions         308,261              1,447,335          3,563,866           8,755,997           556,821
                                     ----------             ----------       ------------         -----------        ----------
 TOTAL INCREASE IN NET ASSETS           373,175              1,629,850          3,771,952           9,882,428           566,066

NET ASSETS:
 Beginning of year                       47,282                235,202          3,511,979           1,282,276           259,145
                                     ----------             ----------       ------------         -----------        ----------
 End of year                         $  420,457             $1,865,052       $  7,283,931         $11,164,704        $  825,211
                                     ==========             ==========       ============         ===========        ==========

See accompanying notes.

                                    VL-R-26


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999



                                                                                1999
                                  ----------------------------------------------------------------------------------------------
                                                          Putnam VT
                                                         International                          SAFECO RST-
                                  Putnam VT Growth        Growth and                              Growth
                                  and Income Fund-       Income Fund-         SAFECO RST-      Opportunities   UIF Equity Growth
                                      Class IB             Class IB         Equity Portfolio     Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
  Net investment income (loss)        $    6,411           $  (4,057)           $   11,899         $ (10,281)       $ (11,314)
  Net realized gain (loss)
   on investments                         18,418                4,190               23,265           (44,931)           13,446
  Capital gain distributions
   from mutual funds                      83,791                    -              135,302                  -           91,761
  Net unrealized appreciation
   (depreciation) of investments        (145,838)              82,489              (57,164)           227,476          476,708
                                      ----------           ----------           ----------         ----------       ----------
     Increase (decrease) in net assets
      resulting from operations          (37,218)              82,622              113,302            172,264          570,601
                                      ----------           ----------           ----------         ----------       ----------

PRINCIPAL TRANSACTIONS:
  Net premiums                           454,003              108,262              523,017            585,529          441,551
  Net transfers                        2,690,521              762,299            1,300,599          1,784,126        1,535,577
  Internal rollovers                      23,192                    -                    4                  -           20,545
  Cost of insurance and other charges   (193,191)             (40,984)            (205,956)         (281,525)          (99,667)
  Administrative charges                 (24,140)              (2,497)             (11,971)          (14,076)           (9,618)
  Policy loans                           (39,961)                   -              (50,617)           (5,328)           (5,328)
  Terminations and withdrawals          (555,686)             (27,553)             886,417          (353,421)          (78,916)
                                      ----------           ----------           ----------         ----------       ----------
     Increase in net assets resulting
      from principal transactions      2,354,738              799,527            2,441,493          1,715,305        1,804,144
                                      ----------           ----------           ----------         ----------       ----------
  TOTAL INCREASE IN NET ASSETS         2,317,520              882,149            2,554,795          1,887,569        2,374,745

NET ASSETS:
  Beginning of year                      303,221              158,574              439,436            749,984          527,771
                                      ----------           ----------           ----------         ----------       ----------
  End of year                         $2,620,741           $1,040,723           $2,994,231         $2,637,553       $2,902,516
                                      ==========           ==========           ==========         ==========       ==========
                                                        Van Kampen LIT
                                                        Strategic Stock
                                   UIF High Yield     Portfolio - Class I
                                      Portfolio            Shares
                                  ------------------  -----------------
OPERATIONS:
  Net investment income (loss)        $   55,352           $    (741)
  Net realized gain on investments         1,271                2,889
  Capital gain distributions
   from mutual funds                           -                  252
  Net unrealized depreciation of
   investments                           (22,995)             (19,621)
                                      ----------           ----------
     Increase (decrease) in net assets
      resulting from operations           33,628              (17,221)
                                      ----------           ----------

PRINCIPAL TRANSACTIONS:
  Net premiums                           294,761              100,711
  Net transfers                          575,334              277,561
  Internal rollovers                           -                    -
  Cost of insurance and other charges    (81,812)             (27,767)
  Administrative charges                  (6,823)              (3,504)
  Policy loans                                 -                    -
  Terminations and withdrawals            18,710               43,548
                                      ----------           ----------
     Increase in net assets resulting
      from principal transactions        800,170              390,549
                                      ----------           ----------
  TOTAL INCREASE IN NET ASSETS           833,798              373,328

NET ASSETS:
  Beginning of year                      144,136               63,340
                                      ----------           ----------
  End of year                         $  977,934           $  436,668
                                      ==========           ==========

See accompanying notes.

                                    VL-R-27

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

Note A - Organization

  The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 1998. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

  The forty-one Divisions, as of December 31, 2001, available to the Platinum Investor policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: (1) (2)

AIM Variable Insurance Funds - Class I Shares ("V.I."):
  AIM V.I. International Equity Fund (3)
  AIM V.I. Value Fund (4)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):
  VP Value Fund (5)

AYCO SERIES TRUST:
  Ayco Growth Fund (6)

CREDIT SUISSE WARBURG PINCUS TRUST: (7)
  Small Company Growth Portfolio (5) (7)

DREYFUS INVESTMENT PORTFOLIOS ("IP"):
  MidCap Stock Portfolio - Initial shares

DREYFUS VARIABLE INVESTMENT FUND ("VIF")
  Quality Bond Portfolio - Initial shares
  Small Cap Portfolio - Initial shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):
  VIP Asset Manager(SM) Portfolio - Service Class 2 (5)
  VIP Contrafund(R) Portfolio - Service Class 2 (5)
  VIP Equity-Income Portfolio - Service Class 2
  VIP Growth Portfolio - Service Class 2

JANUS ASPEN SERIES - SERVICE SHARES:
  Aggressive Growth Portfolio
  International Growth Portfolio
  Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company Portfolio (8)

MFS VARIABLE INSURANCE TRUST:
  MFS Capital Opportunities Series
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Research Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  Mid-Cap Growth Portfolio

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (9)
(A RELATED PARTY):
  North American - AG International Equities Fund
  North American - AG MidCap Index Fund (9)
  North American - AG Money Market Fund (9)
  North American - AG Nasdaq-100(R) Index Fund
  North American - T.Rowe Price Science & Technology Fund
  North American - AG Small Cap Index Fund
  North American - AG Stock Index Fund

PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  PIMCO Real Return Bond Portfolio (10)
  PIMCO Short-Term Bond Portfolio (10)
  PIMCO Total Return Bond Portfolio (10)

PUTNAM VARIABLE TRUST ("VT"):
  Putnam VT Diversified Income Fund - Class IB
  Putnam VT Growth and Income Fund - Class IB
  Putnam VT International Growth and Income Fund - Class IB

SAFECO RESOURCE SERIES TRUST ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio

VANGUARD VARIABLE INSURANCE FUND ("VIF"):
  High Yield Bond Portfolio
  REIT Index Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES ("LIT"):
  Strategic Stock Portfolio (11)

(1) Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing Divisions:
     Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
(2) On May 1, 2002, the following SunAmerica Series Trust funds will be added to the existing Divisions: Aggressive Growth Portfolio; SunAmerica Balanced Portfolio.
(3) Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(4) Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
(5)  First date of activity in Division was January 2001.
(6) Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund.
(7) Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
(8) Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
(9) Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(10) Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
(11) Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth and Income Portfolio.

  Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                    VL-R-28

Note B - Summary of Significant Accounting Policies and Basis of Presentation

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions
and the methods of applying those principles are presented below.   For the
purpose of comparison with current year financials, certain line items have been reclassified in the 1999 and 2000 statement of operations and statement of changes in net assets.

  SECURITY VALUATION - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. Prior to allocation to the Separate Account, an additional 2.50% is deducted from each after-tax premium payment.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 1998, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly maintenance charges, the cost of insurance, additional benefit riders, and surrender charges.

  The monthly maintenance charge deduction is $6 for each policy in force. An additional monthly expense deduction for Platinum Investor II policies is charged during the first two policy years, and for the first two years on any increase in specified amount. The amount of this charge varies from $0.0999 per $1,000 of specified amount to $1.88 per $1,000 of specified amount (or increase in specified amount), depending upon the age and other characteristics of the insured person.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  Also, monthly charges are deducted, if you select additional benefits riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the contingent insureds or the specific coverage you chose under the rider.

  Surrender charges are deducted for the Platinum Investor I policies if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $10 transaction fee per policy is charged for each partial surrender made.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-29

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:

                       Divisions                                         Purchases        Sales
---------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund - Class I Shares                      $ 1,288,765    $ 1,065,683
AIM V.I. Value Fund - Class I Shares                                       3,277,528      2,740,775
American Century VP Value Fund                                             1,271,001         40,295
Ayco Growth Fund                                                             222,846         19,715
Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio            317,719        142,143
Dreyfus IP MidCap Stock Portfolio - Initial shares                           580,735        214,138
Dreyfus VIF Quality Bond Portfolio - Initial shares                        2,237,101      1,237,639
Dreyfus VIF Small Cap Portfolio - Initial shares                           1,967,361      1,143,665
Fidelity VIP Asset Manager Portfolio - Service Class 2                       115,920          8,045
Fidelity VIP Contrafund Portfolio - Service Class 2                        1,144,142        344,395
Fidelity VIP Equity-Income Portfolio - Service Class 2                     1,796,791        115,222
Fidelity VIP Growth Portfolio - Service Class 2                            1,726,402        391,975
Janus Aspen Series Aggressive Growth Portfolio - Service Shares              220,883         28,718
Janus Aspen Series International Growth Portfolio - Service Shares           600,621        133,348
Janus Aspen Series Worldwide Growth Portfolio - Service Shares               736,767        363,834
J.P.  Morgan Small Company Portfolio                                          98,311          1,332
MFS Capital Opportunities Series                                           1,189,900        479,301
MFS Emerging Growth Series                                                 3,468,105      2,099,455
MFS New Discovery Series                                                   1,021,357        285,021
MFS Research Series                                                          345,030         13,595
Neuberger Berman AMT Mid-Cap Growth Portfolio                                171,501            234
North American - AG International Equities Fund                              907,764        301,039
North American - AG Mid Cap Index Fund                                     2,770,896      1,201,026
North American - AG Money Market Fund                                     24,750,908     11,596,988
North American - AG Nasdaq 100 Index Fund                                    224,260              -
North American - T.Rowe Price Science & Technology Fund                      364,502        155,583
North American - AG Small Cap Index Fund                                     675,547        175,448
North American - AG Stock Index Fund                                       6,158,981      3,664,964
PIMCO Real Return Bond Portfolio                                           1,272,242        275,366
PIMCO Short-Term Bond Portfolio                                              599,457        334,060
PIMCO Total Return Bond Portfolio                                          1,763,827        288,392
Putnam VT Diversified Income Fund - Class IB                                 724,497        398,588
Putnam VT Growth and Income Fund - Class IB                                2,733,400        729,689
Putnam VT International Growth and Income - Class IB                         989,713        943,567
Safeco RST-Equity Portfolio                                                  853,764      1,151,132
Safeco RST-Growth Opportunities Portfolio                                  1,033,211        829,978
UIF Equity Growth Portfolio                                                1,431,191      2,300,348
UIF High Yield Portfolio                                                     665,706        428,406
Vanguard VIF High Yield Bond Portfolio                                       542,200        293,068
Vanguard VIF REIT Index Portfolio                                            276,092        103,059
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                    634,409        469,283
                                                                         -----------    -----------
Total                                                                    $73,171,353    $36,508,512
                                                                         ===========    ===========

                                    VL-R-30

NOTE E - INVESTMENTS

  The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.


                                                                        Net          Value of                          Unrealized
                                                                       Asset         Shares at         Cost of        Appreciation/
           Divisions                                  Shares           Value           Market        Shares Held      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
 AIM V.I. International Equity Fund                   201,403.249      $14.91       $ 3,002,923      $ 4,406,180        $(1,403,257)
 AIM V.I. Value Fund                                  463,943.090       23.35        10,833,071       13,928,986         (3,095,915)

American Century Variable Portfolios, Inc.:
-------------------------------------------
 VP Value Fund                                        180,467.946        7.44         1,342,682        1,230,637            112,045

Ayco Series Trust:
------------------
 Ayco Growth Fund                                      21,887.321        9.44           206,616          213,524             (6,908)

Credit Suisse Warburg Pincus Trust:
-----------------------------------
 Small Company Growth Portfolio                        15,249.938       14.01           213,652          161,160             52,492

Dreyfus Investment Portfolios:
------------------------------
 MidCap Stock Portfolio - Initial shares               27,895.600       13.80           384,959          342,001             42,958

Dreyfus Variable Investment Fund:
---------------------------------
 Quality Bond Portfolio - Initial shares              677,283.952       11.37         7,700,719        7,545,681            155,038
 Small Cap Portfolio - Initial shares                 171,869.680       35.13         6,037,781        8,155,920         (2,118,139)

Fidelity Variable Insurance Products Fund:
------------------------------------------
 VIP Asset Manager Portfolio - Service Class 2          7,725.525       14.36           110,939          107,741              3,198
 VIP Contrafund Portfolio - Service Class 2            39,536.333       20.00           790,727          744,509             46,218
 VIP Equity-Income Portfolio - Service Class 2         76,293.375       22.59         1,723,467        1,693,645             29,822
 VIP Growth Portfolio - Service Class 2                42,291.295       33.34         1,409,992        1,344,645             65,347

Janus Aspen Series - Service Shares:
------------------------------------
 Aggressive Growth Portfolio - Service Shares           6,919.254       21.73           150,355          184,448            (34,093)
 International Growth Portfolio - Service Shares       18,633.388       23.30           434,158          450,072            (15,914)
 Worldwide Growth Portfolio - Service shares           12,661.253       28.38           359,326          319,070             40,256

J. P. Morgan Series Trust II:
-----------------------------
 J. P. Morgan Small Company Portfolio                   7,859.293       13.22           103,900           99,613              4,287

MFS Variable Insurance Trust:
-----------------------------
 MFS Capital Opportunities Series                      45,341.734       13.56           614,834          528,421             86,413
 MFS Emerging Growth Series                           438,007.447       17.98         7,875,374       13,299,865         (5,424,491)
 MFS New Discovery Series                              47,032.786       15.27           718,191          700,649             17,542
 MFS Research Series                                   22,924.420       14.32           328,278          356,501            (28,223)

                                    VL-R-31

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED



NOTE E - INVESTMENTS -  CONTINUED


                                                                        Net          Value of                          Unrealized
                                                                       Asset         Shares at         Cost of        Appreciation/
           Divisions                                  Shares           Value           Market        Shares Held      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------
 Mid-Cap Growth Portfolio                              14,844.294      $16.94       $    251,462     $   274,882         $  (23,420)

North American Funds Variable Product Series I
----------------------------------------------
 International Equities Fund                          201,598.706        6.55          1,320,470       1,759,853           (439,383)
 MidCap Index Fund                                    386,338.598       17.33          6,695,248       8,002,890         (1,307,642)
 Money Market Fund                                 23,446,029.310        1.00         23,446,029      23,446,029                  -
 Nasdaq-100 Index Fund                                 49,118.922        4.47            219,562         252,827            (33,265)
 Science & Technology Fund                             10,419.962       12.51            130,354         149,383            (19,029)
 Small Cap Index Fund                                  37,971.325       12.01            456,036         496,152            (40,116)
 Stock Index Fund                                     522,249.863       32.42         16,931,341      20,759,282         (3,827,941)

PIMCO Variable Insurance Trust Administrative Class
---------------------------------------------------
 PIMCO Real Return Bond Portfolio                      92,828.397       10.56            980,268         997,908            (17,640)
 PIMCO Short-Term Bond Portfolio                       29,100.627       10.08            293,334         292,281              1,053
 PIMCO Total Return Bond Portfolio                    147,100.924        9.89          1,454,828       1,482,425            (27,597)

Putnam Variable Trust:
----------------------
 Putnam VT Diversified Income Fund - Class IB         148,542.119        8.75          1,299,744       1,336,567            (36,823)
 Putnam VT Growth and Income Fund - Class IB          239,985.502       23.44          5,625,260       5,894,937           (269,677)
 Putnam VT International Growth and Income Fund -
  Class IB                                            199,619.758        9.73          1,942,300       2,300,234           (357,934)

SAFECO Resource Series Trust:
-----------------------------
 RST-Equity Portfolio                                 193,028.613       24.70          4,767,808       5,429,885           (662,077)
 RST-Growth Opportunities Portfolio                   187,231.439       21.89          4,098,496       3,982,423            116,073

The Universal Institutional Funds, Inc.:
----------------------------------------
 Equity Growth Portfolio                              333,699.699       14.21          4,741,873       6,178,821         (1,436,948)
 High Yield Portfolio                                 243,417.026        6.74          1,640,631       2,131,603           (490,972)

Vanguard Variable Insurance Fund
--------------------------------
 High Yield Bond Portfolio                             29,652.535        8.59            254,715         251,737              2,978
 REIT Index Portfolio                                  14,198.324       13.03            185,004         178,567              6,437

Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
 Strategic Stock Portfolio                            111,729.061       11.85          1,323,989       1,241,517             82,472

Total                                                                               $122,400,696    $142,653,471       $(20,252,775)
                                                                                    ============    ============       ============

                                    VL-R-32

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Credit Suisse
                                                                                               Warburg Pincus
                                  AIM V.I.                                                      Trust Small          Dreyfus IP
                                International      AIM V.I.       American                        Company           MidCap Stock
                                Equity Fund -    Value Fund -    Century VP         Ayco           Growth            Portfolio -
                                Class I Shares   Class I Shares   Value Fund     Growth Fund     Portfolio          Initial Shares
Outstanding at beginning of
 period                           343,503.148     961,067.888               -        852.830                -           589.240
Net premiums                      111,852.537     256,991.273      10,321.705      4,630.902          785.328         2,431.570
Transfers between funds           (36,178.869)    (64,823.694)    107,316.475     17,210.863       28,363.914        40,545.357
Cost of insurance and
 administrative charges           (58,333.145)   (132,840.069)     (3,884.664)      (790.114)      (1,256.708)       (2,712.673)
Policy loans                        3,151.970     (10,402.041)       (455.872)             -                -                 -
Surrenders                         (7,825.519)    (26,587.700)     (2,062.489)             -                -                 -
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period      356,170.122     983,405.657     111,235.155     21,904.481       27,892.534        40,853.494
                                  ===========     ===========     ===========    ===========      ===========     =============

                                  Dreyfus VIF      Dreyfus VIF    Fidelity VIP   Fidelity VIP     Fidelity VIP      Fidelity
                                 Quality Bond      Small Cap     Asset Manager    Contrafund      Equity-Income    VIP Growth
                                  Portfolio -      Portfolio -    Portfolio -     Portfolio -      Portfolio -     Portfolio -
                                   Initial          Initial         Service        Service          Service         Service
                                    shares           shares         Class 2        Class 2          Class 2         Class 2

Outstanding at beginning of
 period                           611,171.527     468,476.170               -               -       1,298.375        12,688.881
Net premiums                       75,679.111     115,256.317       3,197.584     12,866.306       21,969.388        19,637.955
Transfers between funds            55,762.657       3,606.575       9,654.615     86,671.774      168,086.827       168,712.727
Cost of insurance and
 administrative charges           (56,307.879)    (64,486.004)       (877.553)    (4,657.927)      (3,702.557)       (8,133.987)
Policy loans                         (404.216)     (1,244.796)         24.904        815.941          140.370           484.490
Surrenders                        (25,618.921)    (18,559.788)              -       (787.083)      (6,578.523)          (33.312)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period      660,282.279     503,048.474      11,999.550     94,909.011      181,213.880       193,356.754
                                  ===========     ===========     ===========    ===========      ===========     =============

                                Janus Aspen       Janus Aspen       Janus Aspen
                                 Series             Series            Series
                                Aggressive        International      Worldwide
                                 Growth             Growth           Growth        J.P. Morgan          MFS            MFS
                                Portfolio -        Portfolio -      Portfolio -      Small            Capital        Emerging
                                 Service            Service          Service        Company        Opportunities      Growth
                                 Shares             Shares           Shares        Portfolio           Series         Series
Outstanding at beginning of
 period                               861.017       1,302.400       5,971.961        306.563           96.135       657,978.793
Net premiums                       11,783.854       6,110.130       5,202.582        328.278        9,160.491       246,395.324
Transfers between funds            22,571.523      64,775.201      46,738.882     11,659.202       90,435.702       (40,015.380)
Cost of insurance and
 administrative charges            (2,915.268)     (1,958.055)     (6,112.569)      (232.071)      (8,968.319)     (130,189.700)
Policy loans                           49.823          64.552         834.634              -        1,043.361        (4,702.467)
Surrenders                            (39.193)     (6,518.478)       (685.768)             -       (1,023.095)      (10,877.543)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period       32,311.756      63,775.750      51,949.722     12,061.972       90,744.275       718,589.027
                                  ===========     ===========     ===========    ===========      ===========     =============

                                                                   Neuberger
                                                                    Berman           North            North           North
                                    MFS New           MFS         AMT Mid-Cap    American - AG    American - AG   American - AG
                                   Discovery        Research        Growth       International    Mid Cap Index    Money Market
                                    Series           Series         Portfolio    Equities Fund        Fund            Fund
Outstanding at beginning of
 period                               639.747       3,266.797      12,427.475     97,047.375      395,606.281       917,345.841
Net premiums                       58,527.775       9,805.362       6,325.356     78,049.285      141,605.570     2,832,736.305
Transfers between funds            26,181.013      35,916.863      23,559.613     (9,806.863)     (22,545.217)   (1,020,943.685)
Cost of insurance and
 administrative charges            (3,758.499)     (2,406.542)     (1,841.939)   (12,004.874)     (46,791.740)     (247,229.706)
Policy loans                          (10.984)        100.103          37.765       (322.354)      (2,332.743)     (434,457.162)
Surrenders                            (10.219)              -         (30.492)      (932.587)      (7,666.667)      (16,855.488)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period       81,568.833      46,682.583      40,477.778    152,029.982      457,875.484     2,030,596.105
                                  ===========     ===========     ===========    ===========      ===========     =============

                                    VL-R-33

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                              DIVISIONS
                                ----------------------------------------------------------------------------------------------------
                                                   North
                                                  American -
                                    North        T. Rowe Price     North          North                              PIMCO
                                American - AG     Science &      American -     American -         PIMCO Real       Short-Term
                                  Nasdaq 100      Technology    AG Small Cap     AG Stock         Return Bond          Bond
                                 Index  Fund        Fund         Index Fund     Index Fund         Portfolio         Portfolio

Outstanding at beginning of
 period                             3,215.675         629.273         104.852    1,435,517.445           54.940       2,673.619
Net premiums                        8,754.410       5,640.897       2,683.790      420,730.271        6,491.825         826.636
Transfers between funds            35,028.209      27,811.603      50,424.356        7,361.829       88,339.469      27,901.559
Cost of insurance and
 administrative charges            (2,042.589)     (4,836.821)       (689.540)    (156,617.895)      (3,557.095)     (1,165.264)
Policy loans                                -         211.559          87.643      (12,749.820)        (878.718)              -
Surrenders                            (41.210)              -      (6,558.428)    (103,443.264)      (2,684.179)     (2,754.244)
                                  -----------     -----------     -----------    -------------      -----------     -----------
Outstanding at end of period       44,914.495      29,456.511      46,052.673    1,590,798.566       87,766.242      27,482.306
                                  ===========     ===========     ===========    =============      ===========     ===========

                                                                                    Putnam VT
                                                    Putnam VT       Putnam VT     International                        SAFECO
                                   PIMCO Total     Diversified     Growth and      Growth and        SAFECO          RST-Growth
                                  Return Bond     Income Fund -   Income Fund -   Income Fund -     RST-Equity      Opportunities
                                   Portfolio        Class IB        Class IB        Class IB        Portfolio         Portfolio

Outstanding at beginning of
 period                                54.430     107,206.344     360,304.925    222,879.091      525,483,607       398,260.210
Net premiums                        6,391.880      32,706.877     115,550.968     58,040.322       78,002,533       104,363.914
Transfers between funds           129,080.988      11,057.624     140,104.120    (23,420.037)     (10,680.109)      (18,368.251)
Cost of insurance and
 administrative charges            (3,126.283)    (14,551.435)    (55,695.014)   (25,594.800)     (60,170.727)      (48,735.586)
Policy loans                          411.586        (640.148)      5,902.386     (2,237.623)      (1,139.168)       (8,551.155)
Surrenders                         (1,522.109)     (2,599.888)    (25,142.577)   (17,553.932)     (36,313.767)      (13,130.417)
                                  -----------     -----------     -----------    -----------      -----------       -----------
Outstanding at end of period      131,290.492     133,179.374     541,024.808    212,113.021      495,182.369       413,838.715
                                  ===========     ===========     ===========    ===========      ===========      ============

                                                                                                    Van Kampen
                                                                                                  LIT Strategic
                                  UIF Equity       UIF High      Vanguard VIF   Vanguard VIF          Stock
                                   Growth           Yield         High Yield     REIT Index        Portfolio -
                                  Portfolio        Portfolio     Bond Portfolio   Portfolio      Class I Shares

Outstanding at beginning of
 period                           522,047.496     177,064.449          57.087        104.923      103,852.489
Net premiums                      116,056.910      37,754.322       1,351.145      2,624.909       31,025.630
Transfers between funds          (120,099.482)     (5,291.599)     26,451.557     17,055.233          321.418
Cost of insurance and
 administrative charges           (56,298.846)    (16,906.240)       (981.015)      (588.917)     (13,245.100)
Policy loans                      (10,668.528)       (562.280)       (144.923)             -         (314.270)
Surrenders                        (12,414.392)     (8,237.394)     (1,596.906)    (3,960.721)      (4,986.655)
                                  -----------     -----------     -----------    -----------      -----------
Outstanding at end of period      438,623.158     183,821.258      25,136.945     15,235.427      116,653.512
                                  ===========     ===========     ===========    ===========      ===========

                                    VL-R-34

NOTE G - PER UNIT DATA

  A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                 Investment
                                                                                  Income           Expense         Total
         Divisions                  Units      Unit Value       Net Assets         Ratio            Ratio          Return
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
 - Class I Shares:
------------------------------
  AIM V.I. International
   Equity Fund                   356,170.122   $ 8.431062      $ 3,002,893          0.30%            0.75%         -24.11%
  AIM V.I. Value Fund            983,405.657    11.016113       10,833,308          0.12%            0.75%         -13.22%

American Century Variable
 Portfolios, Inc.:
------------------------------
  VP Value Fund (1)              111,235.155    12.070904        1,342,709          0.04%            0.75%          12.85%

Ayco Series Trust:
------------------------------
  Ayco Growth Fund                21,904.481     9.432765          206,620          0.64%            0.75%          -2.99%

Credit Suisse Warburg Pincus
 Trust:
------------------------------
  Small Company Growth
   Portfolio (1)                  27,892.534     7.660004          213,657          0.00%            0.75%          -3.32%

Dreyfus Investment Portfolios:
------------------------------
  MidCap Stock Portfolio -
   Initial shares                 40,853.494     9.422956          384,960          0.31%            0.75%          -3.99%

Dreyfus Variable Investment
 Fund:
------------------------------
  Quality Bond Portfolio -
   Initial shares                660,282.279    11.663052        7,700,907          6.17%            0.75%           5.89%
  Small Cap Portfolio -
   Initial shares                503,048.474    12.002454        6,037,816          0.43%            0.75%          -6.82%

Fidelity Variable Insurance
 Products Fund:
------------------------------
  VIP Asset Manager Portfolio
   - Service Class 2 (2)          11,999.550     9.245777          110,946          0.00%            0.75%           2.78%
  VIP Contrafund Portfolio -
   Service Class 2 (1)            94,909.011     8.331585          790,743          0.09%            0.75%         -10.27%
  VIP Equity-Income Portfolio
   - Service Class 2             181,213.880     9.511041        1,723,532          0.03%            0.75%          -5.94%
  VIP Growth Portfolio -
   Service Class 2               193,356.754     7.292288        1,410,013          0.01%            0.75%         -18.48%

Janus Aspen Series - Service
 Shares:
------------------------------
  Aggressive Growth Portfolio     32,311.756     4.653294          150,356          0.00%            0.75%         -40.04%
  International Growth
   Portfolio                      63,775.750     6.807670          434,164          1.01%            0.75%         -24.01%
  Worldwide Growth Portfolio      51,949.722     6.916841          359,328          0.51%            0.75%         -23.20%

J. P. Morgan Series Trust II:
------------------------------
  J. P. Morgan Small Company
   Portfolio                      12,061.972     8.614017          103,902          0.01%            0.75%          -8.72%

MFS Variable Insurance Trust:
------------------------------
  MFS Capital Opportunities
   Series (1)                     90,744.275     6.775961          614,880          0.01%            0.75%         -24.06%
  MFS Emerging Growth Series     718,589.027    10.959606        7,875,453          0.00%            0.75%         -33.99%
  MFS New Discovery Series        81,568.833     8.805005          718,214          0.00%            0.75%          -5.74%
  MFS Research Series             46,682.583     7.032225          328,283          0.01%            0.75%         -21.84%

(1) Since inception January 2001

                                    VL-R-35

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE G - PER UNIT DATA - CONTINUED

                                                                                 Investment
                                                                                  Income           Expense         Total
         Divisions                  Units      Unit Value       Net Assets         Ratio            Ratio          Return
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers
 Management Trust:
-----------------------------
  Mid-Cap Growth Portfolio         40,477.778   $ 6.212423      $    251,465      0.00%              0.75%        -25.21%

North American Funds
 Variable Product Series I:
-----------------------------
  International Equities Fund     152,029.982     8.684995         1,320,380      1.71%              0.75%        -22.56%
  MidCap Index Fund               457,875.484    14.622567         6,695,315      0.74%              0.75%         -1.68%
  Money Market Fund             2,030,596.105    11.546595        23,446,471      2.93%              0.75%          2.91%
  Nasdaq-100 Index Fund            44,914.495     4.888457           219,563      0.10%              0.75%        -32.99%
  Science & Technology Fund        29,456.511     4.424590           130,333      0.00%              0.75%        -41.62%
  Small Cap Index Fund (1)         46,052.673     9.902767           456,049      0.96%              0.75%          1.23%
  Stock Index Fund              1,590,798.566    10.643487        16,931,644      0.96%              0.75%        -12.86%

PIMCO Variable Insurance
 Trust Administrative Class
-----------------------------
  PIMCO Real Return Bond
   Portfolio (1)                   87,766.242    11.169982           980,348      6.95%              0.75%          8.83%
  PIMCO Short-Term Bond
   Portfolio                       27,482.306    10.673957           293,345      5.19%              0.75%          5.98%
  PIMCO Total Return Bond
   Portfolio (1)                  131,290.492    11.081760         1,454,930      2.82%              0.75%          7.58%

Putnam Variable Trust:
-----------------------------
  Putnam VT Diversified
   Income Fund - Class IB         133,179.374     9.759590         1,299,777      7.31%              0.75%          2.73%
  Putnam VT Growth and
   Income Fund - Class IB         541,024.808    10.397634         5,625,378      2.61%              0.75%         -7.10%
  Putnam VT Int'l Growth and
   Income Fund - Class IB         212,113.021     9.156935         1,942,305      5.80%              0.75%        -21.40%

SAFECO Resource Series Trust:
-----------------------------
  RST Equity Portfolio            495,182.369     9.627194         4,767,218      0.68%              0.75%        -10.07%
  RST Growth Opportunities
   Portfolio                      413,838.715     9.903635         4,098,507      0.00%              0.75%         18.25%

The Universal Institutional
 Funds, Inc.:
-----------------------------
  Equity Growth Portfolio         438,623.158    10.811066         4,741,984      0.00%              0.75%        -15.75%
  High Yield Portfolio            183,821.258     8.925286         1,640,658     11.27%              0.75%         -5.19%

Vanguard Variable Insurance
 Fund:
-----------------------------
  High Yield Bond Portfolio (1)    25,136.945    10.133522           254,726      0.05%              0.75%          2.55%
  REIT Index Portfolio             15,235.427    12.144954           185,034      0.81%              0.75%         11.29%

Van Kampen Life Investment
 Trust - Class I Shares:
-----------------------------
  Strategic Stock Portfolio       116,653.512    11.350093         1,324,028      1.90%              0.75%          0.32%

Total                                                           $122,402,142
                                                                ============


(1) Since inception January 2001

                                    VL-R-36

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                           INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                              PAGE TO
                                                            SEE IN THIS
DEFINED TERM                                                 PROSPECTUS
------------                                                ------------
accumulation value........................................        6
Administrative Center.....................................        1
AGL.......................................................        34
amount at risk............................................        8
automatic rebalancing.....................................        6
basis.....................................................        37
beneficiary...............................................        43
cash surrender value......................................        23
close of business.........................................        46
Code......................................................        35
cost of insurance rates...................................        45
daily charge..............................................        8
date of issue.............................................        47
death benefit.............................................        15
declared fixed interest account option....................        48
division..................................................        34
dollar cost averaging.....................................        5
Five year no-lapse guarantee..............................        18
Fund......................................................        2
full surrender............................................        23
grace period..............................................        17
guarantee premiums........................................        17
Home Office...............................................        1
insured person............................................        4
investment option.........................................        1
lapse.....................................................        17
loan, loan interest.......................................        24
maturity, maturity date...................................        25
modified endowment contract...............................        27
monthly deduction day.....................................        47
monthly guarantee premiums................................        17
Monthly insurance charge..................................        8
Mutual Fund...............................................        2
Option 1, 2...............................................        16

                                                              PAGE TO
                                                            SEE IN THIS
DEFINED TERM                                                 PROSPECTUS
------------                                                ------------
partial surrender.........................................        23
payment option............................................        25
planned periodic premium..................................        17
Platinum Investor(SM) I...................................        1
Policy....................................................        1
Policy loan...............................................        24
Policy month, year........................................        47
preferred loan interest...................................        25
premiums..................................................        5
premium payments..........................................        5
prospectus................................................        1
reinstate, reinstatement..................................        17
rider.....................................................        20
SEC.......................................................        2
separate account..........................................        1
Separate Account VL-R.....................................        34
seven-pay test............................................        35
specified amount..........................................        15
surrender.................................................        23
surrender charge..........................................        9
target....................................................        50
telephone transactions....................................        28
transfers.................................................        19
valuation date, period....................................        46
variable investment options...............................        1
you, your.................................................        27

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

AIG American
      |General

                                                                  PRIVACY NOTICE
--------------------------------------------------------------------------------


AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

..    Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

     - Information provided to us, such as on applications or other forms

     - Information about transactions with us, our affiliates or third parties

     - Information from others, such as credit reporting agencies, employers, and federal and state agencies

..    The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

..    We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

..    We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

..    We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

..    We do not share nonpublic personal information about you except as permitted by law.

..    We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

     (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

     (ii) other financial institutions with whom we have joint marketing agreements.

..    Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

..    Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

..    Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

..    You will receive appropriate notice if our privacy policy changes.

..    Our privacy policy applies to current and former customers.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.


New Mexico and Vermont Residents Only:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS


                                                     PLATINUM INVESTOR(SM) II

                            FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (THE "POLICIES") ISSUED BY
                                          AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

ADMINISTRATIVE CENTER:                                             HOME OFFICE:                PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                   (U.S. MAIL)                   2727-A Allen Parkway        (EXPRESS PAYMENTS AND
VUL Administration                   VUL Administration            Houston, Texas 77019-2191   U.S. MAIL)
2727-A Allen Parkway                 P. O. Box 4880                1-713-831-3443              #1 Franklin Square
Houston, Texas 77019-2191            Houston, Texas 77210-4880     1-888-325-9315              Springfield, Illinois 62713-0001
1-713-831-3443, 1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(EXCEPT PREMIUM PAYMENTS)

This booklet is called the "prospectus."

         Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
       ------------------------------------------   --------------------------------   --------------------------------------------

..      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Growth Fund
        - Class I Shares                                                               AIM V.I. Premier Equity Fund
..      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                    Management, Inc.
..      Ayco Series Trust.........................   The Ayco Company, L.P...........   Ayco Growth Fund
..      Credit Suisse Trust.......................   Credit Suisse Asset Management,.   Small Cap Growth Portfolio
                                                    LLC
..      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
..      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
..      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager(SM) Portfolio - Service
                                                    Research Company                   Class 2
                                                                                       VIP Contrafund(R) Portfolio - Service Class 2
                                                                                       VIP Equity-Income Portfolio - Service Class 2
                                                                                       VIP Growth Portfolio - Service Class 2
..      Franklin Templeton Variable Insurance.....   Franklin Advisers, Inc..........   Franklin U.S. Government Fund - Class 2
       Products Trust                               Franklin Mutual Advisors, LLC      Mutual Shares Securities Fund - Class 2
                                                    Templeton Investment Counsel, LLC  Templeton Foreign Securities Fund - Class 2
..      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
..      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   JPMorgan Small Company
                                                    Management Inc.                    Portfolio
..      MFS Variable Insurance Trust..............   Massachusetts Financial.........   MFS Capital Opportunities Series
                                                    Services Company                   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
..      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
       Trust                                        Inc.
..      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Portfolio
       Administrative Class                         Company LLC                        PIMCO Short-Term Portfolio
                                                                                       PIMCO Total Return Portfolio
..      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                    LLC                                Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                       Income Fund - Class IB
..      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                    Company                            RST Growth Opportunities Portfolio
..      SunAmerica Series Trust...................   SunAmerica Investment...........   Aggressive Growth Portfolio - Class A
                                                    Management Inc.                    SunAmerica Balanced Portfolio - Class A
..      The Universal Institutional Funds, Inc....   Morgan Stanley Investment.......   Equity Growth Portfolio
                                                    Management Inc.                    High Yield Portfolio
..      VALIC Company I...........................   VALIC...........................   International Equities Fund
                                                                                       Mid Cap Index Fund
                                                                                       Money Market I Fund
                                                                                       Nasdaq-100(R) Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
,      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                    Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
..      Van Kampen Life Investment Trust..........   Van Kampen Asset................   Strategic Stock Portfolio
           -Class I Shares                          Management Inc.

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT EITHER OUR HOME OFFICE OR ADMINISTRATIVE CENTER LISTED ON THE FIRST PAGE.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

                      THIS PROSPECTUS IS DATED MAY 1, 2002

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor(SM) II variable life policy ("Policy") or exercise any of your rights or privileges under a Policy. This prospectus generally describes only the variable portion of the Policy, except where the declared fixed interest account is specifically mentioned.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:


                                                                      PAGE TO SEE IN
BASIC QUESTIONS YOU MAY HAVE                                          THIS PROSPECTUS
----------------------------                                          ---------------
.. What are the Policies?.............................................       4
.. How can I invest money in a Policy?................................       5
.. How will the value of my investment in a Policy change over time?..       6
.. What charges will AGL deduct from my investment in a Policy?.......       7
.. What charges and expenses will the Mutual Funds deduct from
       amounts I invest through my Policy?...........................      10
.. What payments does AGL receive from the Mutual Funds?..............      15
.. What is the basic amount of insurance ("death benefit") that AGL
       pays when the insured person dies?............................      15
.. Must I invest any minimum amount in a Policy?......................      17
.. How can I change my Policy's investment options?...................      18
.. How can I change my Policy's insurance coverage?...................      18
.. What additional rider benefits might I select?.....................      19
.. How can I access my investment in a Policy?........................      22
.. Can I choose the form in which AGL pays out the proceeds from
       my Policy?....................................................      24
.. To what extent can AGL vary the terms and conditions of the
       Policies in particular cases?.................................      25
.. How will my Policy be treated for income tax purposes?.............      26
.. How do I communicate with AGL?.....................................      26

     Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 61, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes Platinum Investor(SM) II flexible premium variable life insurance Policies issued by AGL. Platinum Investor(SM) II Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. Platinum Investor(SM) II Policies pay a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options. Platinum Investor(SM) II is available for insured persons who are age 18 through age 80.

     We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, and (4) choose whether your accumulation value under your Policy, upon the insured person's death, be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 26. Also see "Services Agreements" on page 58. This booklet is called the "prospectus."

     Illustrations of a hypothetical Policy. Starting on page 28, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 32, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 32. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 26 and "Tax Effects" beginning on page 34. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 45.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7, under "Premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7, under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown on the first page of this prospectus).

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 9. The "daily charge" described on page 8 and the charges and expenses of the Mutual Funds discussed on pages 10-15 do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return.

     Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

     Other deductions from each premium payment. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from your premium payment, we will deduct 2.5% from the remainder of all premium payments received. We have the right at any time to increase this charge to not more than 5% on all future premium payments.

     Your Policy refers to this deduction as a "Premium Expense Charge." We use this charge to cover sales expenses, including commissions.

     Daily charge. We will deduct a daily charge at an effective annual rate of 0.75% of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an effective annual rate of 0.50%, and after 20 years, we will further reduce the charge to an effective annual rate of 0.25%. We guarantee these rate reductions. We apply this charge to pay for our mortality expense risks.

     Flat monthly charge. We will deduct $6 from your accumulation value each month. Also, we have the right to raise this charge at any time to not more than $12 per month. The flat monthly charge is the "Monthly Administration Fee" shown on page 3 of your Policy. We use this charge to pay for the cost of administrative services we provide under the Policies.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical
Policies:

     .    greater amounts at risk result in a higher monthly insurance charge;
          and

     . higher cost of insurance rates also result in a higher monthly insurance charge.

     Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are not greater than the guaranteed maximum rates for insured persons in most age and risk, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general, the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

     Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider, two versions of the maturity extension rider, return of premium death benefit rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 19, under "What additional rider benefits might I select?" The specific charge for any riders you choose is shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Additional monthly charge for Platinum Investor(SM) II Policies during the first two years. The Platinum Investor(SM) II version of the Policy has a flat monthly expense charge during the first two Policy years (and the first two years after any requested increase in the Policy's specified amount). The amount of this charge depends on the age and other insurance characteristics of the insured person. The amount of this charge will be shown on page 4 of a Platinum Investor(SM) II Policy. It may initially be as much as $1.88 per $1,000 of specified amount (or increase of specified amount), or as low as $0.0999 per $1,000 of specified amount (or increase of specified amount). (After the two-year periods mentioned above, this charge is zero.)

     Partial surrender fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender.

     Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

     Charge for taxes. We can adjust charges in the future on account of federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 43.

     Allocation of charges. You may choose from which of your investment options we deduct all monthly charges. If you do not have enough accumulation value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------

AIM VARIABLE INSURANCE FUNDS -
CLASS I SHARES:/1/
AIM V.I. International Growth Fund                                    0.73%                         0.32%                1.05%
AIM V.I. Premier Equity Fund                                          0.60%                         0.25%                0.85%
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.:/1/
VP Value Fund/2/                                                      0.97%                         0.00%                0.97%
AYCO SERIES TRUST:/3/
Ayco Growth Fund                                                      0.00%                         1.00%                1.00%
CREDIT SUISSE TRUST:/1/
Small Cap Growth Portfolio                                            0.90%                         0.22%                1.12%
DREYFUS INVESTMENT PORTFOLIOS:/1/
MidCap Stock Portfolio - Initial                                      0.75%                         0.14%                0.89%
     shares
DREYFUS VARIABLE INVESTMENT FUND:/1/
Quality Bond Portfolio - Initial shares                               0.65%                         0.10%                0.75%
Small Cap Portfolio - Initial shares                                  0.75%                         0.04%                0.79%

                                                                                                      (Footnotes begin on page 13)


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------

FIDELITY VARIABLE INSURANCE PRODUCTS
FUND:/1, 5/
VIP Asset Manager(SM) Portfolio -                                     0.53%         0.25%           0.12%                0.90%
     Service Class 2/6/
VIP Contrafund/(R)/ Portfolio -                                       0.58%         0.25%           0.11%                0.94%
     Service Class 2/6/
VIP Equity-Income Portfolio -                                         0.48%         0.25%           0.11%                0.84%
     Service Class 2/6/
VIP Growth Portfolio -                                                0.58%         0.25%           0.10%                0.93%
     Service Class 2/6/
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:/1, 7/
Franklin U.S. Government Fund -                                       0.51%         0.25%           0.02%                0.78%
     Class 2/8/
Mutual Shares Securities Fund -                                       0.60%         0.25%           0.19%                1.04%
     Class 2
Templeton Foreign Securities Fund -                                   0.68%         0.25%           0.22%                1.15%
     Class 2/4, 9/
JANUS ASPEN SERIES - SERVICE SHARES:/10/
Aggressive Growth Portfolio                                           0.65%         0.25%           0.02%                0.92%
International Growth Portfolio                                        0.65%         0.25%           0.06%                0.96%
Worldwide Growth Portfolio                                            0.65%         0.25%           0.04%                0.94%
J. P. MORGAN SERIES TRUST II:/1/
JPMorgan Small Company                                                0.60%                         0.55%                1.15%
     Portfolio
MFS VARIABLE INSURANCE TRUST:/1/
MFS Capital Opportunities Series/4, 11/                               0.75%                         0.16%                0.91%
MFS Emerging Growth Series/11/                                        0.75%                         0.12%                0.87%
MFS New Discovery Series/4, 11/                                       0.90%                         0.16%                1.06%

                                                                                                     (Footnotes begin on page 13]


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------

MFS Research Series/11/                                               0.75%                         0.15%                0.90%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:/1/
Mid-Cap Growth Portfolio                                              0.84%                         0.07%                0.91%
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:/1, 12/
PIMCO Real Return Portfolio/4, 13/                                    0.25%                         0.41%                0.66%
PIMCO Short-Term Portfolio/4, 13/                                     0.25%                         0.36%                0.61%
PIMCO Total Return Portfolio/4/                                       0.25%                         0.40%                0.65%
PUTNAM VARIABLE TRUST:/14/
Putnam VT Diversified Income Fund - Class IB                          0.68%        0.25%            0.11%                1.04%
Putnam VT Growth and Income Fund - Class IB                           0.46%        0.25%            0.05%                0.76%
Putnam VT International Growth and Income Fund - Class                0.80%        0.25%            0.18%                1.23%
 IB
SAFECO RESOURCE SERIES TRUST:/1/
RST Equity Portfolio                                                  0.74%                         0.04%                0.78%
RST Growth Opportunities Portfolio                                    0.74%                         0.04%                0.78%
SUNAMERICA SERIES TRUST:/1/
Aggressive Growth Portfolio -
     Class A                                                          0.68%                         0.07%                0.75%
SunAmerica Balanced Portfolio -
     Class A                                                          0.60%                         0.06%                0.66%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.:/1/
Equity Growth Portfolio/4/                                            0.49%                         0.36%                0.85%
High Yield Portfolio/4/                                               0.47%                         0.33%                0.80%

                                                                                                     (Footnotes begin on page 13)


                                                                      FUND                       OTHER FUND           TOTAL FUND
                                                                   MANAGEMENT                    OPERATING            OPERATING
                                                                  FEES (AFTER                 EXPENSES (AFTER      EXPENSES (AFTER
                                                                    EXPENSE         12B-1         EXPENSE              EXPENSE
                        NAME OF FUND                           REIMBURSEMENT)/4/     FEES    REIMBURSEMENT)/4/    REIMBURSEMENT)/4/
                                                               ------------------   ------   ------------------   ------------------

VALIC COMPANY I:/1/
International Equities Fund                                           0.35%                         0.11%                0.46%
Mid Cap Index Fund                                                    0.30%                         0.12%                0.42%
Money Market I Fund/4/                                                0.50%                         0.10%                0.60%
Nasdaq-100/(R)/ Index Fund                                            0.40%                         0.12%                0.52%
Science & Technology Fund/4/                                          0.90%                         0.10%                1.00%
Small Cap Index Fund                                                  0.35%                         0.12%                0.47%
Stock Index Fund                                                      0.26%                         0.12%                0.38%
VANGUARD VARIABLE INSURANCE FUND:
High Yield Bond Portfolio                                             0.24%                         0.04%                0.28%
REIT Index Portfolio                                                  0.29%                         0.10%                0.39%
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES:/1/
Growth and Income Portfolio/15/                                       0.60%                         0.15%                0.75%
____________________________________________________________________________________________________________________________________


/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for
Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does
AGL receive from the Mutual Funds?" on page 15, "Certain Arrangements" on page 45 and "Services Agreements" on page 58.)
/2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.
/4/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2001 fees and expenses.


                                                 (Footnotes continue on Page 14)

                                                                                      TOTAL
                                                 MANAGEMENT    12B-1      OTHER       ANNUAL
                                                    FEES        FEES    EXPENSES    EXPENSES
                                                 -----------   ------   ---------   ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Templeton Foreign Securities Fund - Class 2            0.69%    0.25%       0.22%        1.16%
MFS VARIABLE INSURANCE TRUST:
     MFS Capital Opportunities Series                  0.75%                0.21%        0.96%
     MFS New Discovery Series                          0.90%                0.19%        1.09%
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
     PIMCO Real Return Portfolio                       0.25%                0.42%        0.67%
     PIMCO Short-Term Portfolio                        0.25%                0.37%        0.62%
     PIMCO Total Return Portfolio                      0.25%                0.41%        0.66%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     Equity Growth Portfolio                           0.55%                0.36%        0.91%
     High Yield Portfolio                              0.50%                0.33%        0.83%
VALIC COMPANY I
     Money Market I Fund                               0.50%                0.12%        0.62%
     Science & Technology Fund                         0.90%                0.11%        1.01%

No other Funds received any fee waivers and expense reimbursements.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/ Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.
/10/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/11/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for

                                                 (Footnotes continue on page 15)

MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/12/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust. /13/ The ratio of net expenses to average net assets excluding interest expense is 0.65% for the PIMCO Real Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/14/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/15/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly the performance figures that we may publish for the Van Kampen LIT Growth and Income Fund - Class I Shares investment option through May 1, 2002, reflect the historical performance and inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

WHAT PAYMENTS DOES AGL RECEIVE FROM THE MUTUAL FUNDS?

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

     Your specified amount of insurance. In your application to buy a Platinum Investor(SM) II Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance. Platinum Investor(SM) II is available only for specified amounts of $250,000 or more. You may not request a specified amount decrease (or a partial surrender) that would reduce the specified amount to less than $250,000.

     Your death benefit. The Policy provides you with a choice of two death benefit options. You can choose either death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

     . Option 1 -The specified amount on the date of the insured person's death.

     . Option 2 - The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

     Under Option 2, your death benefit will tend to be higher than under Option
1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

     Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Alternative minimum death benefit. We may pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "alternative minimum death benefit"as explained below.

     Federal tax law requires a minimum death benefit (the alternative minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance.

     With either death benefit Option 1 or Option 2, at any time when the alternative minimum death benefit works out to be more than the death benefit payable under your Option, we automatically deem the death benefit to be the higher amount.

     We will automatically pay an alternative minimum death benefit if it is higher than the Option 1 or Option 2 death benefit (whichever you have selected). The alternative minimum death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

         TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                   MULTIPLE OF POLICY ACCUMULATION VALUE
INSURED
PERSON'S      40 or     45     50     55     60     65     70     75    95+
AGE           under
    %         250%     215%   185%   150%   130%   120%   115%   105%   100%

__________________________________

* Age nearest birthday at the beginning of the Policy year in which the insured person dies. The percentages are interpolated for ages that are not shown here.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. You need to invest only enough to ensure either that your Policy's cash surrender value stays above zero. ("Cash surrender value" is explained under "Full surrender" on page 22.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value falls to an amount insufficient to cover the monthly changes, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you would have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. In the Policy you will find additional information about the values and terms of the Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have," beginning on page 51. Also, you may not in any one Policy year make transfers out of our declared fixed interest account option that aggregate more than 25% of the accumulation value you had invested in that option at the beginning of that Policy year.

     You may make transfers at any time, except that transfers out of our declared fixed interest account option must be made within 60 days after a Policy anniversary. We will not honor any request received outside that period.

     Market timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase. Also an additional monthly expense charge applies for the first two years following the request for an increase in specified amount. This amount is also the same as it would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor(SM) II Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. The minimum is $250,000 for a Platinum Investor(SM) II Policy (or, if greater, the minimum amount that the tax law requires relative to the amount of premium payments you have made).

     Change of death benefit option. You may at any time request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change.

     . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 34 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. You can purchase this rider at the time we issue your Policy.

     . Automatic Increase Rider. This rider provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 18). If you choose not to accept an automatic increase, this rider, and any future increases under it, will be cancelled.

     There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage. You may choose this rider only at the time that your Policy is issued.

     . Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You can purchase this rider at the time we issue your Policy.

     . Maturity Extension Rider. This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in all states.

     The Accumulation Value version provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach the original maturity date. Thereafter we will charge a monthly fee of no more than $10.

     The Death Benefit version provides for a death benefit after the original maturity date equal to the death benefit in effect on the day prior to the original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. There is a monthly charge of no more than $30 for each $1000 of the net amount at risk that will be charged for this rider beginning 9 years before the maturity date and terminating on the original maturity date. If you elect to extend the maturity date, we will charge a monthly fee of no more than $10 beginning on the original maturity date. Nine years and 60 days before the original maturity date, we will notify you that you will incur these charges if you keep the rider on the Policy. You will then have until the original maturity date to terminate the rider and your right to extend the Policy maturity date. If you terminate the rider, there will be no charges.

          The Accumulation Value version of the rider may be selected at any time before the original maturity date. The Death Benefit version of the rider may be selected only at the time we issue your Policy. In Illinois you may select either version of the rider only after we issue your Policy, and prior to the original maturity date.

     There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond the original maturity date. We do not allow additional premium payments, new loans, or changes in specified amount after the original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page 7. Once you have exercised your right to extend the original maturity date, you cannot revoke it. You can, however, surrender your Policy at any time.

     Extension of the maturity date beyond the insured person's age 100 may result in current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     . Return of Premium Death Benefit Rider. This rider provides additional term life insurance coverage on the person insured under the Policy. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments). You can purchase this rider at the time we issue your Policy.

     . Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You can purchase this rider at the time we issue your Policy.

     . Terminal Illness Rider. This rider provides for a benefit to be requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit payable under the Policy (excluding any rider benefits) or, if less, $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. The cash surrender value of the Policy also will be reduced by the amount of the lien. You can purchase this rider at any time prior to the maturity date.

     . Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55. You can purchase this rider at the time we issue your Policy.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 34. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned interest, and less any applicable surrender charge. We call this amount your "cash surrender value."

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500.

          . If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

          . We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

          . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value (less our estimate of three months' charges and less the interest that will be payable on your loan through your next Policy anniversary.) This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

          . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

          . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We intend to set the rate of interest we credit to your preferred loan collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.50%.

     Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 95(th) birthday.

     Tax considerations. Please refer to "How will my Policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICIES IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance Policy we issued with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Platinum Investor(SM) II Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which Platinum Investor(SM) II is sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and riders, or related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policies where special circumstances result in sales or administrative or other expenses, mortality risks, or other risks that are different from those normally associated with the Policies.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 34.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

          . transfer of accumulation value;

          . loan;

          . full surrender;

          . partial surrender;

          . change of beneficiary or contingent beneficiary;

          . change of allocation percentages for premium payments;

          . loan repayments or loan interest payments;

          . change of death benefit option or manner of death benefit payment;

          . changes in specified amount;

          . addition or cancellation of, or other action with respect to, any rider benefits;

          . election of a payment option for Policy proceeds;

          . tax withholding elections; and

          . telephone transaction privileges.

     You should mail or express these requests to the Administrative Center address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request, if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policies work, we have prepared the following tables:

                                                   PAGES TO SEE IN THIS
                                                        PROSPECTUS
                                                       -----------

Death Benefit Option 1 - Current Charges...............      30
Death Benefit Option 1 - Guaranteed Maximum Charges....      31

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Platinum Investor(SM) II Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user and who is a better-than-average mortality risk in other respects as well. Planned premium payments of $10,560 for an initial $250,000 of specified amount coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor(SM) II Policy. The samples assume no Policy loan has been taken. As illustrated, this Policy would not be classified as a modified endowment contract (see "Tax Effects" beginning on page 33 for further discussion).

     Although the tables that follow do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits, lower cash values, and a greater risk of lapse.

     Separate tables are included to show both current and guaranteed maximum charges. The charges assumed in the following tables include:

          . a daily charge at an annual effective rate of 0.75% for the first 10
            Policy years (for both current and guaranteed maximum charges);

          . a daily charge at an annual effective rate of 0.50% after 10 Policy years (for both current and guaranteed maximum charges);

          . a daily charge at an annual effective rate of 0.25% after 20 Policy years (for both current and guaranteed maximum charges);

          . a monthly charge for the first two Policy years (and first two years after any increase in the specified amount) between $0.0999 and $1.88 for each $1,000 of specified amount, assumed to be $0.2647 (for both current and guaranteed maximum charges);

          . a charge for state premium tax ranging from 0.75% to 3.5% of each premium payment, depending on the state, assumed to be 2.0% (for both current and guaranteed maximum charges);

          . a charge of 2.5% and 5.0% from each after-tax premium payment for current charges and guaranteed maximum charges, respectively;

          . the monthly insurance charge (for both current and guaranteed maximum charges, respectively); and

          . a flat monthly charge of $6 and $12 for current charges and guaranteed maximum charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Funds assets. This percentage is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, plus the arithmetic average of all other operating expenses of each such Fund after all reimbursements, as reflected on pages 10 - 15. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.82% of aggregate Mutual Fund assets. The total assumed tax charges for all of the tables are 2.5% of premiums.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                            PLATINUM INVESTOR(SM) II



PLANNED PREMIUM $ 5,280                  INITIAL SPECIFIED AMOUNT  $ 250,000
                                         DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                               NON-TOBACCO USER
                           ASSUMING CURRENT CHARGES



    END                   DEATH BENEFIT                   ACCUMULATION VALUE             CASH SURRENDER VALUE
     OF             ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHE3TICAL GROSS     ASSUMING HYPOTHETICAL GROSS
   POLICY           ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
    YEAR             0.0%       6.0%      12.0%      0.0%       6.0%         12.0%      0.0%       6.0%      12.0%

      1            250,000    250,000    250,000     3,385      3,635        3,885     3,385      3,635      3,885
      2            250,000    250,000    250,000     6,700      7,412        8,156     6,700      7,412      8,156
      3            250,000    250,000    250,000    10,735     12,154       13,695    10,735     12,154     13,695
      4            250,000    250,000    250,000    14,692     17,093       19,798    14,692     17,093     19,798
      5            250,000    250,000    250,000    18,628     22,293       26,582    18,628     22,293     26,582
      6            250,000    250,000    250,000    22,514     27,739       34,092    22,514     27,739     34,092
      7            250,000    250,000    250,000    26,452     33,543       42,507    26,452     33,543     42,507
      8            250,000    250,000    250,000    30,315     39,594       51,794    30,315     39,594     51,794
      9            250,000    250,000    250,000    34,153     45,954       62,095    34,153     45,954     62,095
     10            250,000    250,000    250,000    38,037     52,703       73,579    38,037     52,703     73,579

     15            250,000    250,000    250,000    56,465     91,692      153,218    56,465     91,692    153,218

     20            250,000    250,000    348,177    71,321    139,187      285,391    71,321    139,187    285,391


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                            PLATINUM INVESTOR(SM) II



PLANNED PREMIUM $ 5,280                  INITIAL SPECIFIED AMOUNT  $ 250,000
                                         DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                               NON-TOBACCO USER
                      ASSUMING GUARANTEED MAXIMUM CHARGES


    END                    DEATH BENEFIT                   ACCUMULATION VALUE             CASH SURRENDER VALUE
     OF              ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHE3TICAL GROSS     ASSUMING HYPOTHETICAL GROSS
   POLICY            ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
    YEAR              0.0%       6.0%      12.0%      0.0%       6.0%      12.0%      0.0%       6.0%      12.0%

       1            250,000    250,000    250,000     2,796     3,023       3,251     2,796     3,023      3,251
       2            250,000    250,000    250,000     5,474     6,104       6,763     5,474     6,104      6,763
       3            250,000    250,000    250,000     8,826    10,062      11,407     8,826    10,062     11,407
       4            250,000    250,000    250,000    12,031    14,100      16,440    12,031    14,100     16,440
       5            250,000    250,000    250,000    15,092    18,226      21,910    15,092    18,226     21,910
       6            250,000    250,000    250,000    18,014    22,449      27,870    18,014    22,449     27,870
       7            250,000    250,000    250,000    20,773    26,749      34,354    20,773    26,749     34,354
       8            250,000    250,000    250,000    23,348    31,109      41,402    23,348    31,109     41,402
       9            250,000    250,000    250,000    25,744    35,540      49,088    25,744    35,540     49,088
      10            250,000    250,000    250,000    27,938    40,024      57,470    27,938    40,024     57,470

      15            250,000    250,000    250,000    35,917    63,881     114,534    35,917    63,881    114,534

      20            250,000    250,000    257,486    36,530    88,925     211,054    36,530    88,925    211,054


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

THE ACTUAL INVESTMENT RATES OF RETURN WILL FLUCTUATE OVER TIME AND LIKELY WILL BE BOTH POSITIVE AND NEGATIVE. THE ACTUAL VALUES UNDER THE POLICY COULD BE SIGNIFICANTLY DIFFERENT FROM THOSE SHOWN EVEN IF ACTUAL RETURNS AVERAGED 0%, 6% AND 12% BUT FLUCTUATED OVER AND UNDER THAT AVERAGE THROUGHOUT THE YEARS SHOWN.

                             ADDITIONAL INFORMATION

     A general overview of the Policies appears at pages 1 through 31. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                   PAGE TO
                                                                 SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                                PROSPECTUS
----------------------------------                                ----------
AGL..........................................................         33
Separate Account VL-R........................................         33
Tax Effects..................................................         34
Voting Privileges............................................         42
Your Beneficiary.............................................         42
Assigning Your Policy........................................         42
More About Policy Charges....................................         43
Effective Date of Policy and Related Transactions............         45
More About Our Declared Fixed Interest Account Option........         47
Distribution of the Policies.................................         48
Payment of Policy Proceeds...................................         49
Adjustments to Death Benefit.................................         51
Additional Rights That We Have...............................         51
Performance Information......................................         52
Our Reports to Policy Owners.................................         53
AGL's Management.............................................         53
Principal Underwriter's Management...........................         56
Legal Matters................................................         58
Legal Proceedings............................................         58
Accounting and Auditing Experts..............................         58
Actuarial Expert.............................................         58
Services Agreements..........................................         58
Certain Potential Conflicts..................................         59
Financial Statements.........................................         59


     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 61, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name for AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2001, AGL received $54,693,167 in total premium payments from Platinum Investor II and Platinum Investor I Policy owners. AGL also received in 2001 the following fees and charges for Platinum Investor II and Platinum Investor I Policies:

    .      mortality and expense fees       $   305,724

    .      administrative fees              $13,732,872

    .      cost of insurance charges        $ 1,340,850


Prior to May 1, 2002, the prospectus for Platinum Investor II was combined in one prospectus with AGL's Platinum Investor I Policies. As a result, certain financial information for the Platinum Investor II Policies, such as the amounts above, continues on a combined basis with the Platinum Investor I Policies.

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in our Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions," 46 of which correspond to the 46 available variable "investment options." The remaining 24 divisions, and some of these 46 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to Separate Account VL-R.

TAX EFFECTS

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. However, the premium payments for the same rider will would be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment--contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .  is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .  to taxpayers 59 1/2 years of age or older;

     .  in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002, indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P. S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P. S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the IRS Notice 2002-8 and any subsequent guidance that is released.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. The rules for determining P. S. 58 costs are being reviewed by the IRS and may change. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policies are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policies. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policies. These include:

        . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

        . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

        . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

        . expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

     If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

     The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as the insured person dies.

     Any excess from the charges discussed in the preceding paragraph, as well as revenues from the daily charge, are primarily intended to:

        . offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

        . compensate us for the risks we assume under the Policies; or

        . otherwise to be retained by us as profit.

The additional monthly charge during the first two years under a Platinum Investor(SM) II Policy have also been designed primarily for these purposes.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral policies. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating, and premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Platinum Investor(SM) II Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly insurance charge" beginning on page 8.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. No payments have yet been made under these arrangements, because the number of Policies issued does not require a payment. See "What payments does AGL receive from the Mutual Funds?" on page 15.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under Policies on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate and premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate and premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, and reinstatements of Policies that have lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

..    If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mail it to us, the date it is postmarked; and

..    If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation payable to the broker-dealers or banks for the Platinum Investor(SM) II Policies may vary with the sales agreement, but is generally not expected to exceed:

     . 20% of premiums paid in the first Policy year up to the "target" amount;

     . 12% of the premiums not in excess of the target amount paid in each of Policy years 2 through 7;

     . 2.5% on the premiums in excess of the target amount received in any of Policy years 1 through 7;

     . 0.25% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1;

     . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

     . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

     The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page __. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

     We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our subsidiary broker-dealer, American General Securities Incorporated, and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

..    the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

..    an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

..    the SEC by order permits the delay for the protection of owners.

     Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

..    We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way. Some states may also require that we calculate the amount we are required to pay in another way.)

..    We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

..    We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request under a Policy until we receive instructions from the appropriate regulator.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders. A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance on a pro-rata basis to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

..    end the automatic rebalancing feature if your accumulation value falls below $5,000;

..    change interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

..    change the underlying Mutual Fund that any investment option uses;

..    add, delete or limit investment options, combine two or more investment options, Aor withdraw assets relating to Platinum Investor(SM) II from one investment option and put them into another;

..    operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

..    change our underwriting and premium class guidelines;

..    operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

..    make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ------------------------------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of American General Life
2929 Allen Parkway              Insurance Company (1996 - present).  Previously Chief
Houston, TX 77019               Executive Officer (April 2000 - November 2001), Senior
                                Chairman of the Board (April 1998 - January 2000), and
                                President (August 1996 - July 1998) of American General Life
                                Insurance Company.

David J. Dietz                  Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5th Floor      Corporate Markets Group of AGL since January 1999.
New York, NY 10022              President and Chief Executive Officer - Individual Insurance
                                Operations of The United States Life Insurance Company in the
                                City of New York since September 1997.  President of
                                Prudential Select Life, Newark, New Jersey (August 1990 -
                                September 1997).

Robert F. Herbert, Jr.          Director of AGL since March 2002.  Senior Vice President and
2727-A Allen Parkway            Treasurer of AGL since May 1996.  Controller of AGL since
Houston, TX 77019               February 1991.

David L. Herzog                 Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway              of AGL since March 2000.  Vice President of General American,
Houston, TX 77019               St. Louis, Missouri (June 1991 - February 2000).

Royce G. Imhoff, II             Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019               of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

Gary D. Reddick                 Executive Vice President of American General Life Insurance
2929 Allen Parkway              Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019               Chairman and Executive Vice President of The Franklin Life
                                Insurance Company (1995 - April 1998).


NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ------------------------------------------------------------------
R. Kendall Nottingham           Director of AGL since March 2002.  Currently, Executive Vice
70 Pine Street                  President for American International Group.  Previously held
New York, NY 10270              various positions with subsidiaries of American International
                                Group, including Chairman of the Board and Chief Executive
                                Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of
                                New York since 1998.

Nicholas A. O'Kulich            Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                  for American International Group.  Previously held various
New York, NY 10270              positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide Life
                                Organization and Director of American International Life Assurance
                                Company of New York since 1990.

Paul L. Mistretta               Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway              President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019               (1992 - July 1999).

Wayne A. Barnard                Senior Vice President of AGL since November 1997.
2929 Allen Parkway              Previously held various positions with AGL, including Vice
Houston, TX 77019               President since February 1991.

Robert M. Beuerlein             Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway            September 1999.  Previously held position as Vice President of
Houston, TX 77019               AGL since December 1998.  Director, Senior Vice President and
                                Chief Actuary of The Franklin Life Insurance Company,
                                Springfield, Illinois (January 1991 - June 1999).

Pauletta P. Cohn                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019               Secretary of AGL (November 2001 - March 2002).  Previously
                                held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                November  2001), Associate General Counsel (1998 - 2000) and
                                Senior Attorney (1993 - 1998).

NAME AND PRINCIPAL
BUSINESS ADDRESS                BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------   ------------------------------------------------------------------
William Guterding               Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5th Floor      President and Chief Underwriting Officer of The United States
New York, NY 10022              Life Insurance Company in the City of New York since October,
                                1980.

Kyle L. Jennings                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and General Counsel of
Houston, TX 77019               AGL (November 2001 - March 2002).  Previously held position of Deputy General Counsel-Litigation of American General Life
                                Companies (1998 - November 2001).  Partner with Beirne, Maynard
                                & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                  Senior Vice President of AGL since July 1997.  Previously
2929 Allen Parkway              held various positions with AGL since 1981, including Vice
Houston, TX 77019               President - Policy Administration in 1995.

Mark R. McGuire                 Senior Vice President of AGL since April 2001.  Vice President
2727 Allen Parkway              of American General Life Companies (2000 - March 2001).
Houston, TX 77019               Vice President of The Franklin Life Insurance Company (1997 -
                                2000). Previously held various positions with AGL since August
                                1988, including Director of Work Site Marketing Administration
                                (1996 - 1997).

Lawrence J. O'Brien             Senior Vice President of AGL since November 2001.  Senior Vice
2929 Allen Parkway              President of American General Life Companies since February
Houston, TX 77019               1998.  Vice President - Insurance Marketing of Business Men's
                                Assurance Company of America, Kansas City, Missouri (1995 -
                                February 1998).

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:


NAME AND PRINCIPAL              POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                AMERICAN GENERAL DISTRIBUTORS, INC.
-----------------------------   ------------------------------------------------------------------
Robert P. Condon                Director, Chairman,
2929 Allen Parkway              President and Chief Executive Officer
Houston, TX  77019


NAME AND PRINCIPAL              POSITION AND OFFICES WITH UNDERWRITER,
BUSINESS ADDRESS                AMERICAN GENERAL DISTRIBUTORS, INC.
-----------------------------   ------------------------------------------------------------------
Mary L. Cavanaugh               Director and Assistant Secretary
2929 Allen Parkway
Houston, TX  77019

David H. den Boer               Director, Senior Vice President and Secretary
2929 Allen Parkway
Houston, TX  77019

Jennifer D. Cobbs               Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Krien Verberkmoes               Chief Compliance Officer
2929 Allen Parkway
Houston, TX  77019

John Reiner                     Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Kurt W. Bernlohr                Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Tracey E. Harris                Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                Assistant Tax Officer
2929 Allen Parkway
Houston, TX  77019

James D. Bonsall                Assistant Treasurer
2919 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, has opined as to the validity of the Policies.

LEGAL PROCEEDINGS

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of the Platinum Investor I and II Divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001 and 2000 and 1999 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a Delaware business trust established on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Platinum Investor/SM/ II Policies.

     For more information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 15.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our Policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we may know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under Platinum Investor(SM) II Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

     Prior to May 1, 2002, the prospectus for Platinum Investor II was combined in one prospectus with AGL's Platinum Investor I Policies. As a result, certain financial information for the Platinum Investor II Policies, such as the financial statements of Separate Account VL-R, continues on a combined basis with the Platinum Investor I Policies.

                                                                       PAGE TO
                                                                     SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                        PROSPECTUS
--------------------------------------------------                   -----------
Report of Ernst & Young LLP, Independent Auditors...............        VL-R-1
Summary of Financial Statements.................................        VL-R-3
Statements of Net Assets as of December 31, 2001................        VL-R-4
Statements of Operations for the twelve months
   ended December 31, 2001, 2000 and 1999.......................        VL-R-6
Statements of Changes in Net Assets for the twelve months
   ended December 31, 2001, 2000 and 1999.......................        VL-R-17
Notes to Financial Statements...................................        VL-R-28


                                                                       PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                                 SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                              PROSPECTUS
--------------------------------------------------                   -----------

Report of Ernst & Young, LLP Independent Auditors...............         F-1
Consolidated Balance Sheets as of December 31, 2001 and 2000....         F-2
Consolidated Statements of Income for the years ended
   December 31, 2001, 2000 and 1999.............................         F-4
Consolidated Statements of Shareholders' Equity for the years
   ended December 31, 2001, 2000 and 1999.......................         F-5
Consolidated Statements of Comprehensive Income
   for the years ended December 31, 2001, 2000 and 1999.........         F-6
Consolidated Statements of Cash Flows for the years
   ended December 31, 2001, 2000 and 1999.......................         F-7
Notes to Consolidated Financial Statements......................         F-8


                    [ERNST & YOUNG LETTERHEAD APPEARS HERE]

                        REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R-PLATINUM INVESTOR


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-Platinum Investor (comprised of the following divisions: AIM V.I. International Equity Fund - Class I Shares, AIM V.I. Value Fund - Class I Shares, American Century VP Value Fund, Ayco Growth Fund, Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio, Dreyfus IP MidCap Stock Portolio - Initial Shares, Dreyfus VIF Quality Bond Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series International Growth Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, J.P. Morgan Small Company Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American - AG International Equities Fund, North American - AG Mid Cap Index Fund, North American - AG Money Market Fund, North American - AG Nasdaq-100 Index Fund, North American - T.Rowe Price Science & Technology Fund, North American - AG Small Cap Index Fund, North American - AG Stock Index Fund, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund - Class IB, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Growth and Income Fund - Class IB, SAFECO RST - Equity Portfolio, SAFECO RST - Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio - Class I Shares) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods ended December 31, 2001, 2000, and 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-Platinum Investor at December 31, 2001, and the results of their operations and the changes in their net assets for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ ERNST & YOUNG LLP

March 7, 2002

                                    VL-R-1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)


                                    VL-R-2


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                 All Divisions
                                                 -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
 Investment securities - at
  market (cost $142,653,471)                     $ 122,400,696
 Due from American General
  Life Insurance Company                                 1,446
                                                 -------------
  NET ASSETS                                     $ 122,402,142
                                                 =============

STATEMENT OF OPERATIONS                                          For the Years Ended December 31,
                                                --------------------------------------------------------------
                                                      2001                   2000                     1999
                                                 -------------           ------------              -----------
INVESTMENT INCOME:
 Dividends from mutual funds                     $   1,881,305           $  1,491,035              $   548,707

EXPENSES:
 Mortality and expense risk                           (805,724)              (620,987)                (207,093)
                                                 -------------           ------------              -----------
  NET INVESTMENT INCOME                              1,075,581                870,048                  341,614
                                                 -------------           ------------              -----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investments                                       (6,830,940)             1,401,981                  319,326
 Capital gain distributions
  from mutual funds                                  2,956,627              6,912,798                  968,029
 Net unrealized appreciation
  (depreciation) of
  investments                                       (8,489,706)           (16,371,331)               4,188,998
                                                 -------------           ------------              -----------
  NET REALIZED AND
   UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                     (12,364,019)            (8,056,552)               5,476,353
                                                 -------------           ------------              -----------

  INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                                    $(11,288,438)           $(7,186,504)              $ 5,817,967
                                                 =============           ============              ===========

STATEMENTS OF CHANGES IN NET ASSETS                               For the Years Ended December 31,
                                                 -------------------------------------------------------------
                                                       2001                   2000                     1999
                                                 -------------           ------------              -----------
OPERATIONS:
 Net investment income                           $   1,075,581           $    870,048              $   341,614
 Net realized gain (loss) on
  investments                                       (6,830,940)             1,401,981                  319,326
 Capital gain distributions
  from mutual funds                                  2,956,627              6,912,798                  968,029
 Net unrealized appreciation
  (depreciation) of
  investments                                       (8,489,706)           (16,371,331)               4,188,998
                                                 -------------           ------------              -----------
  Increase (decrease) in net
   assets resulting from
   operations                                      (11,288,438)            (7,186,504)               5,817,967
                                                 -------------           ------------              -----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                       53,642,578             62,375,862               39,086,929
 Net transfers                                        (628,993)              (184,103)                 (77,657)
 Internal rollovers                                  4,425,549              7,550,436                6,371,853
 Cost of insurance and other
  charges                                          (13,732,872)           (10,331,968)              (4,008,688)
 Administrative charges                             (1,340,850)            (1,562,410)                (793,831)
 Policy loans                                       (5,528,389)            (1,093,573)              (2,664,047)
 Terminations and withdrawals                       (4,215,837)            (1,625,441)                (212,685)
                                                 -------------           ------------              -----------
  Increase in net assets
   resulting from principal
   transactions                                     32,621,186             55,128,803               37,701,874
                                                 -------------           ------------              -----------
 TOTAL INCREASE IN NET ASSETS                       21,332,748             47,942,299               43,519,841

NET ASSETS:
 Beginning of year                                 101,069,394             53,127,095                9,607,254
                                                 -------------           ------------              -----------
 End of year                                     $ 122,402,142           $101,069,394              $53,127,095
                                                 =============           ============              ===========

See accompanying notes.

                                    VL-R-3


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                         STATEMENTS OF NET ASSETS
SEPARATE ACCOUNT VL-R                                                  DECEMBER 31, 2001

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                Credit Suisse
                                        AIM V.I.                                                                Warburg Pincus
                                    International        AIM V.I. Value                                          Trust Small
                                    Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                    Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $3,002,923           $10,833,071          $1,342,682        $   206,616       $213,652
 Due from (to) American
  General Life Insurance Company            (30)                  237                  27                  4              5
                                     ----------           -----------          ----------        -----------       --------

   NET ASSETS                        $3,002,893           $10,833,308          $1,342,709        $   206,620       $213,657
                                     ==========           ===========          ==========        ===========       ========
                                                                                                Fidelity VIP     Fidelity VIP
                                     Dreyfus IP            Dreyfus VIF      Dreyful VIF         Asset Manager     Contrafund
                                       MidCap             Quality Bond       Small Cap           Portfolio         Portfolio
                                   Stock Portfolio-    Portfolio-Initial  Portfolio-Initial       Service           Service
                                    Initial Shares           Shares            Shares             Class 2           Class 2
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  384,959           $ 7,700,719          $6,037,781        $   110,939       $790,727
 Due from American General
  Life Insurance Company                      1                   188                  35                  7             16
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  384,960           $ 7,700,907          $6,037,816        $   110,946       $790,743
                                     ==========           ===========          ==========        ===========       ========
                                                                              Janus Aspen        Janus Aspen       Janus Aspen
                                                                                 Series             Series           Series
                                     Fidelity VIP        Fidelity VIP         Aggressive       International      Worldwide
                                    Equity-Income           Growth               Growth             Growth           Growth
                                     Portfolio-            Portfolio-          Portfolio-          Portfolio-       Portfolio-
                                      Service               Service             Service            Service           Service
                                      Class 2               Class 2              Shares             Shares            Shares
                                  ------------------   -----------------   ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $1,723,467           $ 1,409,992          $  150,355        $   434,158       $359,326
 Due from American General
  Life Insurance Company                     65                    21                   1                  6              2
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $1,723,532           $ 1,410,013          $  150,356        $   434,164       $359,328
                                     ==========           ===========          ==========        ===========       ========
                                     J.P. Morgan               MFS                MFS
                                        Small                Capital           Emerging           MFS New            MFS
                                       Company            Opportunities         Growth           Discovery         Research
                                      Portfolio              Series             Series            Series            Series
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  103,900           $   614,834          $7,875,374        $   718,191       $328,278
 Due from American General
  Life Insurance Company                      2                    46                  79                 23              5
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  103,902           $   614,880          $7,875,453        $   718,214       $328,283
                                     ==========           ===========          ==========        ===========       ========
                                      Neuberger             North             North                North             North
                                       Berman             American-         American-            American-         American-
                                     AMT Mid-Cap       AG International     AG Mid Cap           AG Money       AG Nasdaq-100
                                       Growth              Equities           Index               Market            Index
                                      Portfolio              Fund             Fund                 Fund              Fund
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  251,462           $ 1,320,470          $6,695,248        $23,446,029       $219,562
 Due from (to) American
  General Life Insurance Company              3                   (90)                 67                442              1
                                     ----------           -----------          ----------        -----------       --------
   NET ASSETS                        $  251,465           $ 1,320,380          $6,695,315        $23,446,471       $219,563
                                     ==========           ===========          ==========        ===========       ========

See accompanying notes.

                                    VL-R-4


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                          STATEMENTS OF NET ASSETS
SEPARATE ACCOUNT VL-R                                                   DECEMBER 31, 2001


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                   North American-
                                    T. Rowe Price       North American-    North American-                         PIMCO
                                      Science &          AG Small Cap         AG Stock           PIMCO Real     Short-Term
                                     Technology             Index              Index             Return Bond       Bond
                                        Fund                 Fund               Fund              Portfolio      Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $  130,354           $  456,036           $16,931,341       $  980,268        $293,334
 Due from (to) American
  General Life Insurance Company            (21)                  13                   303               80              11
                                     ----------           ----------           -----------       ----------        --------
   NET ASSETS                        $  130,333           $  456,049           $16,931,644       $  980,348        $293,345
                                     ==========           ==========           ===========       ==========        ========
                                     PIMCO Total           Putnam VT         Putnam VT         International
                                       Return             Diversified       Growth and          Growth and           SAFECO
                                        Bond              Income Fund-       Income Fund-       Income Fund-       RST-Equity
                                      Portfolio            Class IB           Class IB           Class IB          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $1,454,828           $1,299,744           $ 5,625,260       $1,942,300        $4,767,808
 Due from (to) American
  General Life Insurance Company            102                   33                   118                5              (590)
                                     ----------           ----------           -----------       ----------        ----------
   NET ASSETS                        $1,454,930           $1,299,777           $ 5,625,378       $1,942,305        $4,767,218
                                     ==========           ==========           ===========       ==========        ==========
                                     SAFECO RST-                                                 Vanguard
                                       Growth             UIF Equity           UIF High          VIF High        Vanguard VIF
                                    Opportunities           Growth              Yield           Yield Bond        REIT Index
                                      Portfolio           Portfolio           Portfolio         Portfolio          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
ASSETS:
 Investment securities - at
  market                             $4,098,496           $4,741,873           $ 1,640,631       $  254,715        $  185,004
 Due from American General
  Life Insurance Company                     11                  111                    27               11                30
                                     ----------           ----------           -----------       ----------        ----------
   NET ASSETS                        $4,098,507           $4,741,984           $ 1,640,658       $  254,726        $  185,034
                                     ==========           ==========           ===========       ==========        ==========
                                   Van Kampen LIT
                                   Strategic Stock
                                  Portfolio-Class I
                                       Shares
                                  -------------------
ASSETS:
 Investment securities - at
  market                             $1,323,989
 Due from American General
  Life Insurance Company                     39
                                     ----------
   NET ASSETS                        $1,324,028
                                     ==========

See accompanying notes.

                                    VL-R-5


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                               STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                           FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                 Credit Suisse
                                         AIM V.I.                                                                Warburg Pincus
                                     International        AIM V.I. Value                                          Trust Small
                                     Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                     Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                   ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  10,182         $     14,338         $     249           $    692         $       -

EXPENSES:
  Mortality and expense risk              (25,469)             (87,711)           (5,057)              (621)             (459)
                                        ---------         ------------         ---------           --------         ---------
    NET INVESTMENT INCOME (LOSS)          (15,287)             (73,373)           (4,808)                71              (459)
                                        ---------         ------------         ----------          --------         ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        (692,660)            (633,102)              (69)             1,679           (14,416)
  Capital gain distributions
   from mutual funds                       79,625              217,641                 -                640                -
  Net unrealized appreciation
   (depreciation) of investments         (343,276)          (1,269,739)          112,044             (6,489)           52,492
                                        ---------         ------------         ---------           --------         ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               (956,311)          (1,685,200)          111,975             (4,170)           38,076
                                        ---------         ------------         ---------           --------         ---------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $ (971,598)        $(1,758,573)        $ 107,167           $ (4,099)        $  37,617
                                        ==========         ===========         =========           ========         =========
                                       Dreyfus IP         Dreyfus VIF         Dreyfus VIF        Fidelity VIP       Fidelity VIP
                                      MidCap Stock       Quality Bond          Small Cap         Asset Manager       Contrafund
                                       Portfolio-          Portfolio-          Portfolio-         Portfolio-        Trust Small
                                     Initial shares      Initial shares     Initial shares      Service Class 2    Service Class 2
                                   ------------------   -----------------  ------------------   ---------------   -----------------
INVESTMENT INCOME:
  Dividends from mutual funds           $     611          $   445,045          $   25,708           $      -          $    358

EXPENSES:
  Mortality and expense risk                 (977)             (55,977)            (43,934)              (264)           (2,236)
                                        ---------          -----------          ----------           --------          --------
    NET INVESTMENT INCOME (LOSS)             (366)             389,068             (18,226)              (264)           (1,878)
                                        ---------          -----------          ----------           --------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         (30,132)              54,245            (810,137)              (133)          (55,238)
  Capital gain distributions
   from mutual funds                            -               53,301             396,489                  -             1,341
  Net unrealized appreciation
   (depreciation) of investments           42,710              (84,089)             (9,897)             3,197            46,218
                                        ---------          -----------           ---------           --------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                 12,578               23,457            (423,545)             3,064            (7,679)
                                        ---------          -----------           ---------           --------          --------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $   12,212         $   412,525           $(441,771)          $   2,800         $ (9,557)
                                        ==========         ===========           =========           =========         ========


See accompanying notes.

                                    VL-R-6


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                               STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                           FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                             Janus Aspen       Janus Aspen       Janus Aspen
                                                                               Series             Series           Series
                                     Fidelity VIP         Fidelity VIP         Growth          International      Worldwide
                                    Equity-Income           Growth           Aggressive           Growth           Growth
                                     Portfolio-            Portfolio-        Portfolio-          Portfolio-      Portfolio-
                                   Service Class 2     Service Class 2      Service Shares     Service Shares   Service Shares
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $   275             $      88        $          -         $    2,250        $   1,056

EXPENSES:
  Mortality and expense risk            (3,647)               (4,689)               (697)            (1,840)          (2,695)
                                       -------             ---------        ------------          ---------        ---------
    NET INVESTMENT INCOME (LOSS)        (3,372)               (4,601)               (697)               410           (1,639)
                                       -------             ---------        ------------          ---------        ---------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on investments        (373)             (105,822)            (15,453)           (28,825)        (107,723)
  Capital gain distributions
   from mutual funds                       792                 8,231                   -                  -                -
  Net unrealized appreciation
   (depreciation) of investments        29,483                67,872             (33,847)           (15,955)          40,330
                                       -------             ---------        ------------          ---------        ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS              29,902               (29,719)            (49,300)           (44,780)         (67,393)
                                       -------             ---------        ------------          ---------        ---------

    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $26,530             $ (34,320)       $    (49,997)         $ (44,370)       $ (69,032)
                                       =======             =========        ============          =========        =========
                                     J.P. Morgan            MFS Capital                              MFS New            MFS
                                    Small Company           Opportunities   MFS Emerging             Discovery         Research
                                      Portfolio                Series       Growth Series              Series            Series
                                    -------------          -------------    -------------        --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $     4              $      22       $          -            $      -         $      13

EXPENSES:
  Mortality and expense risk              (209)                (3,249)           (63,203)             (2,112)           (1,180)
                                       -------              ---------       ------------            --------          --------
    NET INVESTMENT INCOME (LOSS)          (205)                (3,227)           (63,203)             (2,112)           (1,167)
                                       -------              ---------       ------------            --------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on
   investments                             (69)              (182,177)          (939,130)            (42,577)           (4,268)
  Capital gain distributions
   from mutual funds                         -                 43,702            532,818              11,659                 -
  Net unrealized appreciation
   (depreciation) of investments         4,097                 86,413         (3,477,160)             17,504           (28,282)
                                       -------              ---------       ------------            --------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               4,028                (52,062)        (3,883,472)            (13,414)          (32,550)
                                       -------              ---------       ------------            --------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $ 3,823              $ (55,289)       $(3,946,675)           $(15,526)         $(33,717)
                                       =======              =========        ===========            ========          ========

See accompanying notes.

                                    VL-R-7


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                           STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                      Neuberger             North               North              North             North
                                       Berman             American-           American-           American-        American-
                                     ATM Mid-Cap       AG International       AG Mid Cap          AG Money      AG Nasdaq-100
                                       Growth              Equities             Index              Market           Index
                                      Portfolio              Fund               Fund                Fund             Fund
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds          $       -           $   20,598         $     46,690         $ 494,354        $     119

EXPENSES:
  Mortality and expense risk              (1,200)              (7,318)             (45,099)        (111,472)             (949)
                                       ---------           ----------         ------------         ---------        ---------
    NET INVESTMENT INCOME (LOSS)          (1,200)              13,280                1,591           382,882             (830)
                                       ---------           ----------         ------------         ---------        ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on investments           (78)            (180,325)            (393,363)                -                -
  Capital gain distributions
   from mutual funds                           -              104,881              610,349                 -                -
  Net unrealized depreciation of
   investments                           (22,961)            (194,826)            (364,661)                -          (28,139)
                                       ---------           ----------         ------------         ---------        ---------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                 (23,039)            (270,270)            (147,675)                -          (28,139)
                                       ---------           ----------         ------------         ---------        ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $(24,239)           $(256,990)         $  (146,084)         $ 382,882        $(28,969)
                                       =========           ==========         ============         =========        =========
                                   North American-
                                    T. Rowe Price       North American-     North American-                           PIMCO
                                      Science &          AG Small Cap          AG Stock          PIMCO Real        Short-Term
                                     Technology             Index               Index            Return Bond          Bond
                                        Fund                 Fund                Fund             Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------   -----------------
INVESTMENT INCOME:
  Dividends from mutual funds        $       -             $    2,197        $    164,727          $  34,070       $   8,307

EXPENSES:
  Mortality and expense risk            (1,523)                (1,473)           (128,581)           (4,563)            (600)
                                     ---------             ----------        ------------          ---------       ---------
    NET INVESTMENT INCOME (LOSS)        (1,523)                   724              36,146             29,507           7,707
                                     ---------             ----------        ------------          ---------       ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                      (65,338)                (3,947)           (753,666)             1,031             (22)
  Capital gain distributions
   from mutual funds                     7,791                 60,658             662,037             12,410           1,159
  Net unrealized appreciation
   (depreciation) of investments       (18,793)               (40,116)         (2,341,428)          (17,640)           1,032
                                     ---------             ----------        ------------          ---------       ---------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS             (76,340)                16,595          (2,433,057)           (4,199)           2,169
                                     ---------             ----------        ------------          ---------       ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS       $(77,863)             $   17,319        $(2,396,911)          $  25,308       $   9,876
                                     =========             ==========        ============          =========       =========

See accompanying notes.

                                    VL-R-8


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                             STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                 Putnam
                                    PIMCO Total           Putnam VT         Putnam VT         International
                                       Return             Diversified       Growth and          Growth and           SAFECO
                                        Bond              Income Fund-       Income Fund-       Income Fund-      RST-Equity
                                      Portfolio            Class IB           Class IB           Class IB          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $ 20,513             $     84,760       $  126,235         $  131,643        $   35,345

EXPENSES:
  Mortality and expense risk            (3,511)                  (9,739)         (35,891)           (16,366)          (38,744)
                                      --------             ------------       ----------         ----------        ----------
    NET INVESTMENT INCOME (LOSS)        17,002                   75,021           90,344            115,277            (3,399)
                                      --------             ------------       ----------         ----------        ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        6,991                  (50,126)        (123,622)          (426,305)         (293,290)
  Capital gain distributions
   from mutual funds                    24,531                        -                -             30,139                 -
  Net unrealized appreciation
   (depreciation) of investments       (27,597)                   5,678         (286,947)          (272,990)         (265,998)
                                      --------             ------------       ----------         ----------        ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               3,925                  (44,448)        (410,569)          (669,156)         (559,288)
                                      --------             ------------       ----------         ----------        ----------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS        $ 20,927             $     30,573       $(320,225)         $(553,879)        $(562,687)
                                      ========             ============       ==========         ==========        ==========
                                     SAFECO RST-                                                 Vanguard
                                       Growth             UIF Equity           UIF High          VIF High        Vanguard VIF
                                    Opportunities           Growth              Yield           Yield Bond        REIT Index
                                      Portfolio           Portfolio           Portfolio         Portfolio          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $    (1)           $          -         $  186,309         $       62       $      756

EXPENSES:
  Mortality and expense risk           (27,419)               (41,146)           (13,124)              (635)            (638)
                                      --------           ------------         ----------         ----------       ----------
    NET INVESTMENT INCOME (LOSS)       (27,420)               (41,146)           173,185               (573)             118
                                      --------           ------------         ----------         ----------       ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                       (3,742)              (817,192)          (141,320)             2,605            4,403
  Capital gain distributions
   from mutual funds                    89,434                  6,917                  -                  -               82
  Net unrealized appreciation
   (depreciation) of investments       563,644               (270,228)          (122,090)             2,978            6,423
                                      --------           ------------         ----------         ----------       ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS             649,336             (1,080,503)          (263,410)             5,583           10,908
                                      --------           ------------         ----------         ----------       ----------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS        $621,916           $ (1,121,649)        $  (90,225)        $    5,010       $   11,026
                                      ========           ============         ==========         ==========       ==========

See accompanying notes.

                                    VL-R-9


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                 ----------------------------------------------------------------------------------------------

                                                         Van Kampen LIT
                                                         Strategic Stock
                                                       Portfolio-Class I
                                                              Shares
                                                       ------------------
INVESTMENT INCOME:
  Dividends from mutual funds                               $ 23,730

EXPENSES:
  Mortality and expense risk                                  (9,507)
                                                            --------
   NET INVESTMENT INCOME                                      14,223
                                                            --------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on investments                           12,746
  Capital gain distributions from mutual funds                    -
  Net unrealized depreciation of investments                (28,489)
                                                           --------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                                    (15,743)
                                                           --------
    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                             $ (1,520)
                                                           ========

See accompanying notes.


                                    VL-R-10

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                        AIM V.I.                                                 Dreyfus IP       Dreyfus VIF
                                    International          AIM V.I.                             MidCap Stock      Quality Bond
                                    Equity Fund -         Value Fund          Ayco Growth        Portfolio-        Portfolio-
                                    Class I Shares      Class I Shares           Fund          Initial shares    Initial shares
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds       $      9,435         $      14,777          $     8            $    10          $330,669

EXPENSES:
  Mortality and expense risk             (24,918)              (74,891)              (4)                (1)          (38,795)
                                    ------------         -------------          -------             ------          --------
    NET INVESTMENT INCOME (LOSS)         (15,483)              (60,114)               4                  9           291,874
                                    ------------         -------------          -------             ------          --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                        295,131               295,322               -                  -            (29,853)
  Capital gain distributions
   from mutual funds                     241,532               514,795               -                 87                  -
  Net unrealized appreciation
   (depreciation) of investments      (1,612,830)          (2,732,337)            (417)               248            299,624
                                    ------------         -------------          -------             ------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS            (1,076,167)          (1,922,220)            (417)               335            269,771
                                    ------------         -------------          -------             ------          --------

    INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                     $ (1,091,650)        $  (1,982,334)         $  (413)            $  344          $561,645
                                    ============         =============          =======             ======          ========
                                                                                                Janus Aspen        Janus Aspen
                                                                                                   Series             Series
                                     Dreyfus VIF         Fidelity VIP       Fidelity VIP         Aggressive       International
                                     Small Cap          Equity-Income          Growth              Growth             Growth
                                     Portfolio-            Portfolio-         Portfolio-         Portfolio-          Portfolio-
                                      Initial               Service            Service            Service            Service
                                       Shares               Class 2            Class 2             Shares             Shares
                                  ------------------   -----------------  -----------------   ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds        $     19,878         $         -         $        -            $      -           $    9

EXPENSES:
  Mortality and expense risk              (34,559)                 (8)               (37)                 (1)              (2)
                                     ------------         -----------         ----------            --------           ------
    NET INVESTMENT INCOME (LOSS)          (14,681)                 (8)               (37)                 (1)               7
                                     ------------         -----------         ----------            --------           ------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         218,126                   -              (1,013)                 -              (32)
  Capital gain distributions
   from mutual funds                    2,606,064                   -                   -                  -                -
  Net unrealized appreciation
   (depreciation) of investments       (2,392,534)                340              (2,525)              (246)              41
                                     ------------         -----------         -----------           --------           ------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                431,656                 340              (3,538)              (246)               9
                                     ------------         -----------         -----------           --------           ------

    INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                      $    416,975         $       332         $    (3,575)          $   (247)          $   16
                                     ============         ===========         ===========           ========           ======

See accompanying notes.

                                    VL-R-11


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                            STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                        FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                    Janus Aspen          J.P. Morgan              MFS                 MFS
                                  Series Worldwide          Small               Capital             Emerging           MFS New
                                  Growth Portfolio-       Company           Opportunities           Growth           Discovery
                                   Service Shares        Portfolio             Series               Series            Series
                                  -----------------   ------------------  -----------------    ------------------  --------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  15              $      -           $        -         $          -          $     -

EXPENSES:
  Mortality and expense risk               (5)                   (1)                   -              (68,546)               (1)
                                        -----              --------           ----------         ------------          --------
    NET INVESTMENT INCOME
     (LOSS)                                10                    (1)                   -              (68,546)               (1)
                                        -----              --------           ----------         ------------          --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on investments          -                     -                    -              408,360                 -
  Capital gain distributions
   from mutual funds                        -                     -                    -              467,445                 -
  Net unrealized appreciation
   (depreciation) of investments          (73)                  189                    -           (3,412,811)               37
                                        -----              --------           ----------         ------------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               (73)                   189                    -           (2,537,006)               37
                                        -----              --------           ----------         ------------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $(63)              $    188                    -         $ (2,605,552)         $     36
                                        =====              ========           ==========         ============          ========
                                                          Neuberger             North                 North             North
                                                           Berman             American-             American-          American-
                                         MFS             AMT Mid-Cap      AG International         AG Mid Cap         AG Money
                                      Research              Growth             Equities               Index             Market
                                       Series             Portfolio             Fund                  Fund              Fund
                                   -----------------  ----------------    -----------------    ------------------   -------------
INVESTMENT INCOME:
  Dividends from mutual funds           $   -              $      -           $    8,780         $     38,169          $502,009

EXPENSES:
  Mortality and expense risk               (3)                  (30)             (5,889)              (30,781)          (64,769)
                                        -----              --------           ---------          ------------          --------
    NET INVESTMENT INCOME (LOSS)           (3)                  (30)              2,891                 7,388           437,240
                                        -----              --------           ---------          ------------          --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                           -               (3,001)               2,268               (14,243)                -
  Capital gain distributions
   from mutual funds                        -                     -             128,988             1,278,577                 -
  Net unrealized appreciation
   (depreciation) of investments           59                 (458)            (287,902)             (743,776)                -
                                        -----              --------           ---------          ------------          --------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                 59               (3,459)            (156,646)              520,558                 -
                                        -----              --------           ---------          ------------          --------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS          $  56              $ (3,489)          $(153,755)         $    527,946          $437,240
                                        =====              ========           =========          ============          ========

See accompanying notes.

                                    VL-R-12


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                                STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                            FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                                         North American-
                                   North American-       T. Rowe Price      North American-     North American-
                                    AG Nasdaq-100          Science &         AG Small Cap          AG Stock        PIMCO Real
                                       Index              Technology            Index               Index          Return Bond
                                        Fund                 Fund                Fund                Fund           Portfolio
                                  -----------------    -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
  Dividends from mutual funds         $      6              $   -               $     -         $    126,783        $       -

EXPENSES:
  Mortality and expense risk               (12)                 -                     -             (110,933)               -
                                      --------              -----               -------         ------------        ---------
    NET INVESTMENT INCOME (LOSS)            (6)                 -                     -               15,850                -
                                      --------              -----               -------         ------------        ---------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on investments           -                  -                     -              241,938                -
  Capital gain distributions
   from mutual funds                         -                  -                     -              476,215                -
  Net unrealized depreciation of
   investments                          (5,126)              (237)                    -           (2,482,593)               -
                                      --------              -----               -------         ------------        ---------
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS                (5,126)              (237)                    -           (1,764,440)               -
                                      --------              -----               -------         ------------        ---------

    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS        $ (5,132)             $(237)              $     -         $ (1,748,590)       $       -
                                      ========              =====               =======         ============        =========
                                                                                                                     Putnam VT
                                       PIMCO             PIMCO Total           Putnam VT         Putnam VT         International
                                     Short-Term            Return             Diversified       Growth and          Growth and
                                        Bond                Bond              Income Fund-       Income Fund-       Income Fund-
                                      Portfolio           Portfolio            Class IB           Class IB           Class IB
                                  -----------------   ------------------   -----------------  ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds          $     25                    -            $  75,607        $     47,920        $  69,877

EXPENSES:
  Mortality and expense risk                 (2)                   -               (7,550)            (22,746)         (13,729)
                                       --------            ---------            ---------        ------------        ---------
    NET INVESTMENT INCOME (LOSS)             23                    -               68,057              25,174           56,148
                                       --------            ---------            ---------        ------------        ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                             -                    -              (43,714)           (174,805)           9,555
  Capital gain distributions
   from mutual funds                          -                    -                    -             229,780          154,309
  Net unrealized appreciation
   (depreciation) of investments             21                    -              (37,643)            145,753         (175,763)
                                       --------            ---------            ---------        ------------        ---------
    NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS              21                    -              (81,357)            200,728          (11,899)
                                       --------            ---------            ---------        ------------        ---------
    INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS         $     44                    -            $ (13,300)       $    225,902        $  44,249
                                       ========            =========            =========        ============        =========

See accompanying notes.

                                    VL-R-13


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                             STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                         FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                                          SAFECO RST-                                                Vanguard
                                     SAFECO RST-            Growth          UIF Equity            UIF High          VIF High
                                       Equity            Opportunities        Growth               Yield           Yield Bond
                                      Portfolio            Portfolio         Portfolio            Portfolio         Portfolio
                                 -----------------    ------------------ -----------------   ------------------   --------------
INVESTMENT INCOME:
  Dividends from mutual funds      $   43,090            $        -         $          -         $  194,199           $ -

EXPENSES:
  Mortality and expense risk          (40,309)              (22,547)             (44,492)           (10,231)            -
                                   ----------            ----------         ------------         ----------           ---
    NET INVESTMENT INCOME (LOSS)        2,781               (22,547)             (44,492)           183,968             -
                                   ----------            ----------         ------------         ----------           ---

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss)
   on investments                    (113,835)               51,044              304,377            (16,049)            -
  Capital gain distributions
   from mutual funds                        -               363,673              430,889                  -             -
  Net unrealized appreciation
   (depreciation) of investments     (360,317)             (661,337)          (1,693,012)          (342,805)            -
                                   ----------            ----------         ------------         ----------           ---
    NET REALIZED AND UNREALIZED
     LOSS ON INVESTMENTS             (474,152)             (246,620)            (957,746)          (358,854)            -
                                   ----------            ----------         ------------         ----------           ---

    DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     $ (471,371)           $ (269,167)        $ (1,002,238)        $ (174,886)          $ -
                                   ==========            ==========         ============         ==========           ===
                                                        Van Kampen LIT
                                  Vanguard VIF         Strategic Stock
                                   REIT Index          Portfolio - Class I
                                   Portfolio                Shares
                                -----------------     --------------------
INVESTMENT INCOME:
  Dividends from mutual funds      $       -               $    9,769

EXPENSES:
  Mortality and expense risk               -                   (5,195)
                                   ---------               ----------
    NET INVESTMENT INCOME                  -                    4,574
                                   ---------               ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on
   investments                            -                   (27,595)
  Capital gain distributions
   from mutual funds                      -                    20,444
  Net unrealized appreciation
   of investments                        14                   127,085
                                   --------                ----------
    NET REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS                 14                   119,934
                                   --------                ----------
    INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS     $     14                $  124,508
                                   ========                ==========

See accompanying notes.

                                    VL-R-14


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                        STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                  FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                1999
                                  --------------------------------------------------------------------------------------------
                                       AIM V.I.                                                 Dreyfus VIF
                                    International        AIM V.I. Value   Dreyfus VIF Quality    Small Cap
                                    Equity Fund -        Fund - Class I     Bond Portfolio -    Portfolio -     MFS Emerging
                                    Class I Shares           Shares         Initial Shares     Initial Shares   Growth Series
                                  ------------------   -----------------  ------------------   --------------  ---------------
INVESTMENT INCOME:
  Dividends from mutual funds           $ 13,830           $ 18,359             $ 86,730           $      487    $         -

EXPENSES:
  Mortality and expense risk              (8,556)           (28,267)              (8,976)              (7,123)       (17,077)
                                        --------           --------             --------           ----------    -----------
    NET INVESTMENT INCOME (LOSS)           5,274             (9,908)              77,754               (6,636)       (17,077)
                                        --------           --------             --------           ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss)
   on investments                         21,154             25,143              (14,321)               2,452         67,519
  Capital gain distributions
   from mutual funds                      58,038             96,007                    -                    -              -
  Net unrealized appreciation
   (depreciation) of investments         529,122            857,137              (58,368)             267,550      1,407,958
                                        --------           --------             --------           ----------    -----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS               608,314            978,287              (72,689)             270,002      1,475,477
                                        --------           --------             --------           ----------    -----------
    INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                   $613,588           $968,379             $  5,065           $  263,366    $ 1,458,400
                                        ========           ========             ========           ==========    ===========
                                   North American -     North American -   North American -     North American -   Putnam  VT
                                   AG International    AG Mid Cap Index    AG Money Market     AG Stock Index  Diversified Income
                                    Equities Fund           Fund                Fund                Fund         Fund - Class IB
                                  ------------------   -----------------  ------------------   --------------  ------------------
INVESTMENT INCOME:
  Dividends from mutual funds           $  1,692           $  6,985             $236,479           $   60,715     $  23,107

EXPENSES:
  Mortality and expense risk              (1,639)            (7,270)             (28,393)             (43,521)       (3,217)
                                        --------           --------             --------           ----------     ----------
    NET INVESTMENT INCOME (LOSS)              53               (285)             208,086               17,194        19,890
                                        --------           --------             --------           ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on
   investments                             3,319             14,314                    -              184,308        (3,110)
  Capital gain distributions
   from mutual funds                      19,333            397,105                    -               86,440             -
  Net unrealized appreciation
   (depreciation) of investments          42,209           (228,619)                   -              838,489         (7,535)
                                        --------           --------             --------           ----------     ----------
    NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS                64,861            182,800                    -            1,109,237        (10,645)
                                        --------           --------             --------           ----------     ----------
    INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                   $ 64,914           $182,515             $208,086           $1,126,431     $    9,245
                                        ========           ========             ========           ==========     ==========

See accompanying notes.

                                    VL-R-15


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                          STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT VL-R                    FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                1999
                                  ----------------------------------------------------------------------------------------------
                                                           Putnam VT
                                                         International                           SAFECO RST -
                                  Putnam VT Growth        Growth and                               Growth
                                  and Income Fund -      Income Fund -       SAFECO RST -       Opportunities  UIF Equity Growth
                                      Class IB             Class IB        Equity Portfolio       Portfolio        Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
INVESTMENT INCOME:
     Dividends from mutual funds      $  16,627           $        -           $ 23,571           $        -       $         -

EXPENSES:
     Mortality and expense risk         (10,216)              (4,057)           (11,672)             (10,281)          (11,314)
                                      ---------           ----------           --------           ----------       -----------
       NET INVESTMENT INCOME (LOSS)       6,411               (4,057)            11,899              (10,281)          (11,314)
                                      ---------           ----------           --------           ----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain (loss)
      on investments                     18,418                4,190             23,265              (44,931)           13,446
     Capital gain distributions
      from mutual funds                  83,791                    -            135,302                    -            91,761
     Net unrealized appreciation
      (depreciation) of investments    (145,838)              82,489            (57,164)             227,476           476,708
                                      ---------           ----------           --------           ----------       -----------
       NET REALIZED AND UNREALIZED
        GAIN (LOSS) ON INVESTMENTS      (43,629)              86,679            101,403              182,545           581,915
                                      ---------           ----------           --------           ----------       -----------
        INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS                   $ (37,218)          $   82,622           $113,302           $  172,264       $   570,601
                                      =========           ==========           ========           ==========       ===========

                                                         Van Kampen LIT
                                                         Strategic Stock
                                    UIF High Yield          Portfolio -
                                      Portfolio           Class I Shares
                                    --------------       ---------------
INVESTMENT INCOME:
     Dividends from mutual funds       $ 59,164           $      961

EXPENSES:
     Mortality and expense risk          (3,812)              (1,702)
                                       --------           ----------
        NET INVESTMENT INCOME (LOSS)     55,352                 (741)
                                       --------           ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
     Net realized gain on investments     1,271                2,889
     Capital gain distributions from
      mutual funds                            -                  252
     Net unrealized depreciation of
      investments                       (22,995)             (19,621)
                                       --------           ----------
        NET REALIZED AND UNREALIZED
         LOSS ON INVESTMENTS            (21,724)             (16,480)
                                       --------           ----------
        INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM
         OPERATIONS                    $ 33,628           $  (17,221)
                                       ========           ==========

See accompanying notes.

                                    VL-R-16


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                    STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                     FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                                Credit Suisse
                                        AIM V.I.                                                                Warburg Pincus
                                    International        AIM V.I. Value                                          Trust Small
                                    Equity Fund -        Fund - Class I    American Century      Ayco Growth    Company Growth
                                    Class I Shares         Shares           VP Value Fund           Fund          Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
 Net investment income (loss)        $  (15,287)          $   (73,373)        $   (4,808)        $       71        $   (459)
 Net realized gain (loss) on
  investments                          (692,660)             (633,102)               (69)             1,679         (14,416)
 Capital gain distributions
  from mutual funds                      79,625               217,641                  -                640               -
 Net unrealized appreciation
  (depreciation) of investments        (343,276)           (1,269,739)           112,044             (6,489)         52,492
                                     ----------           -----------         ----------         ----------        --------
   Increase (decrease) in net
    assets resulting from operations   (971,598)           (1,758,573)           107,167             (4,099)         37,617
                                     ----------           -----------         ----------         ----------        --------
PRINCIPAL TRANSACTIONS:
 Net premiums                         1,072,503             3,040,753            121,997             46,649           5,747
 Net transfers                         (311,228)             (718,063)         1,191,487            168,045         222,256
 Internal rollovers                      (1,543)               47,352                  -                  -               -
 Cost of insurance and other
  charges                              (512,932)           (1,420,506)           (48,516)           (11,102)        (51,820)
 Administrative charges                 (26,781)              (75,998)            (3,050)            (1,166)           (143)
 Policy loans                             6,992              (152,346)            (4,071)                 -               -
 Terminations and withdrawals           (68,583)             (329,449)           (22,305)                 -               -
                                     ----------           -----------         ----------         ----------        --------
    Increase in net assets resulting
    from principal transactions         158,428               391,743          1,235,542            202,426         176,040
                                     ----------           -----------         ----------         ----------        --------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (813,170)           (1,366,830)         1,342,709            198,327         213,657

NET ASSETS:
 Beginning of year                    3,816,063            12,200,138                  -              8,293               -
                                     ----------           -----------         ----------         ----------        --------
  End of year                        $3,002,893           $10,833,308         $1,342,709         $  206,620        $213,657
                                     ==========           ===========         ==========         ==========        ========
                                                         Dreyfus VIF                                               Fidelity VIP
                                   Dreyfus IP MidCap     Quality Bond     Dreyfus VIF Small  Fidelity VIP Asset    Contrafund
                                    Stock Portfolio        Portfolio        Cap Portfolio -  Manager Portfolio -    Portfolio -
                                    Initial Shares       Initial Shares     Initial Shares     Service Class 2    Service Class 2
                                  ------------------   -----------------  ------------------   --------------    -----------------
OPERATIONS:
 Net investment income (loss)          $     (366)         $  389,068          $  (18,226)         $    (264)      $ (1,878)
 Net realized gain (loss) on
  investments                             (30,132)             54,245             (810,137)              (133)        (55,238)
 Capital gain distributions
  from mutual funds                             -              53,301              396,489                  -           1,341
 Net unrealized appreciation
  (depreciation) of investments            42,710             (84,089)              (9,897)             3,197          46,218
                                       ----------          ----------          -----------         ----------      ------------
   Increase (decrease) in net
    assets resulting from operations       12,212             412,525             (441,771)          2,800            (9,557)
                                       ----------          ----------          -----------         ----------      ------------
PRINCIPAL TRANSACTIONS:
 Net premiums                              23,418             881,860            1,412,185             29,876         110,324
 Net transfers                            386,934             631,254               71,308             86,562         746,929
 Internal rollovers                             -                   -                 (771)                 -               -
 Cost of insurance and other charges      (42,802)           (645,751)            (801,545)            (7,770)        (54,512)
 Administrative charges                      (586)            (22,047)             (35,298)              (747)         (2,759)
 Policy loans                                   1              (4,497)              22,009                225           6,853
 Terminations and withdrawals                   -            (284,113)            (222,905)                 -          (6,535)
                                       ----------          ----------          -----------         ----------      ------------
   Increase in net assets resulting
    from principal transactions           366,965             556,706              444,983            108,146           800,300
                                       ----------          ----------          -----------         ----------      ------------
 TOTAL INCREASE IN NET ASSETS             379,177             969,231                3,212            110,946           790,743

NET ASSETS:
 Beginning of year                          5,783           6,731,676            6,034,604                  -                 -
                                       ----------          ----------          -----------         ----------      ------------
 End of year                           $  384,960          $7,700,907          $ 6,037,816         $  110,946      $    790,743
                                       ==========          ==========          ===========         ==========      ============

See accompanying notes.

                                    VL-R-17


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R                                          STATEMENTS OF CHANGES IN NET ASSETS
                                          FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2001
                                  ----------------------------------------------------------------------------------------------
                                                                                                 Janus Aspen        Janus Aspen
                                    Fidelity VIP                            Janus Aspen             Series        Series Worldwide
                                   Equity - Income       Fideltiy VIP     Series Aggressive     International         Growth
                                      Portfolio -     Growth Portfolio -  Growth Portfolio -   Growth Portfolio -    Portfolio -
                                    Service Class 2    Service Class 2      Service Shares      Service Shares     Service Shares
                                  -------------------  -----------------  ------------------   ----------------   ---------------
OPERATIONS:
 Net investment income (loss)          $  (3,372)           $  (4,601)          $     (697)        $    410           $ (1,639)
 Net realized loss on investments           (373)            (105,822)             (15,453)        (28,825)           (107,723)
 Capital gain distributions
  from mutual funds                           792                8,231                    -               -                   -
 Net unrealized appreciation
  (depreciation) of investments            29,483               67,872              (33,847)        (15,955)             40,330
                                       ----------           ----------          -----------        --------           ---------
   Increase (decrease) in net assets
    resulting from operations              26,530              (34,320)             (49,997)        (44,370)            (69,032)
                                       ----------           ----------          -----------        --------           ---------
PRINCIPAL TRANSACTIONS:
 Net premiums                             211,636              147,544               58,695          42,582              37,171
 Net transfers                          1,567,310            1,270,295              151,143         485,890             421,250
 Internal rollovers                             -                    -                    -               -                   -
 Cost of insurance and other
  charges                                 (26,302)             (86,426)             (14,760)        (14,868)            (83,873)
 Administrative charges                    (5,291)              (3,689)              (1,468)         (1,064)               (929)
 Policy loans                               1,302                3,335                  240             470               5,622
 Terminations and withdrawals             (64,781)                (238)                (180)        (46,143)             (4,665)
                                       ----------           ----------          -----------        --------           ---------
   Increase in net assets resulting
    from principal transactions         1,683,874            1,330,821              193,670         466,867             374,576
                                       ----------           ----------          -----------        --------           ---------
 TOTAL INCREASE IN NET ASSETS           1,710,404            1,296,501              143,673         422,497             305,544

NET ASSETS:
 Beginning of year                         13,128              113,512                6,683          11,667              53,784
                                       ----------           ----------          -----------        --------           ---------
 End of year                           $1,723,532           $1,410,013          $   150,356        $434,164           $ 359,328
                                       ==========           ==========          ===========        ========           =========
                                     J.P. Morgan          MFS Capital
                                    Small Company        Opportunities     MFS Emerging           MFS New          MFS Research
                                      Portfolio             Series         Growth Series      Discovery Series        Series
                                    -------------        -------------     -------------      ----------------     ------------
OPERATIONS:
 Net investment loss                   $     (205)          $  (3,227)         $  (63,203)           $(2,112)         $ (1,167)
 Net realized loss on investments             (69)           (182,177)           (939,130)           (42,577)           (4,268)
 Capital gain distributions
  from mutual funds                             -              43,702             532,818             11,659                 -
 Net unrealized appreciation
  (depreciation) of investments             4,097              86,413          (3,477,160)            17,504           (28,282)
                                       ----------          ----------         -----------           --------         ---------
   Increase (decrease) in net assets
    resulting from operations               3,823             (55,289)         (3,946,675)           (15,526)          (33,717)
                                       ----------          ----------         -----------           --------         ---------
PRINCIPAL TRANSACTIONS:
 Net premiums                               2,819              68,274           2,994,421            516,321            72,061
 Net transfers                             96,389             767,976            (366,937)           243,695           279,012
 Internal rollovers                             -                   -              47,352                  -                 -
 Cost of insurance and other charges       (1,951)           (165,394)         (1,469,199)           (19,171)          (17,349)
 Administrative charges                       (71)             (1,705)            (74,810)           (12,908)           (1,801)
 Policy loans                                   -               7,011             (99,309)              (100)              684
 Terminations and withdrawals                   -              (6,851)           (133,320)               (73)                -
                                       ----------          ----------         -----------           --------         ---------
   Increase in net assets resulting
    from principal transactions            97,186             669,311             898,198            727,764           332,607
                                       ----------          ----------         -----------           --------         ---------
 TOTAL INCREASE (DECREASE) IN
  NET ASSETS                              101,009             614,022          (3,048,477)           712,238           298,890

NET ASSETS:
 Beginning of year                          2,893                 858          10,923,930              5,976            29,393
                                       ----------          ----------         -----------           --------         ---------
 End of year                           $  103,902          $  614,880         $ 7,875,453           $718,214         $ 328,283
                                       ==========          ==========         ===========           ========         =========

See accompanying notes.

                                    VL-R-18

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                   FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2001
                                 ---------------------------------------------------------------------------------------------
                                     Neuberger             North               North              North            North
                                      Berman             American-           American-          American-         American-
                                    AMT Mid-Cap       AG International      AG Mid Cap           AG Money       AG Nasdaq-100
                                  Growth Portfolio     Equities Fund        Index Fund         Market Fund       Index Fund
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)         $(1,200)           $   13,280         $     1,591        $    382,882       $   (830)
 Net realized loss on investments         (78)            (180,325)           (393,363)                  -              -
 Capital gain distributions
  from mutual funds                          -              104,881             610,349                   -              -
 Net unrealized depreciation
  of investments                       (22,961)            (194,826)           (364,661)                  -        (28,139)
                                      --------           ----------         -----------        ------------       --------
   Increase (decrease) in net assets
    resulting from operations          (24,239)            (256,990)           (146,084)            382,882        (28,969)
                                      --------           ----------         -----------        ------------       --------

PRINCIPAL TRANSACTIONS:
 Net premiums                           38,203              709,866           2,094,117          28,847,426         44,753
 Net transfers                         146,369              (81,745)           (278,501)        (11,621,396)       190,966
 Internal rollovers                          -                 (386)               (771)          4,239,226              -
 Cost of insurance and other
  charges                              (11,181)            (108,730)           (649,441)         (2,854,856)        (9,317)
 Administrative charges                   (955)             (17,747)            (52,362)           (721,190)        (1,119)
 Policy loans                              225               (3,045)            (37,552)         (4,924,852)             -
 Terminations and withdrawals             (189)              (9,047)           (117,980)           (193,725)          (208)
                                      --------           ----------         -----------        ------------       --------
   Increase in net assets resulting
    from principal transactions        172,472              489,166             957,510          12,770,633        225,075
                                      --------           ----------         -----------        ------------       --------
 TOTAL INCREASE IN NET ASSETS          148,233              232,176             811,426          13,153,515        196,106

NET ASSETS:
 Beginning of year                     103,232            1,088,388           5,883,889          10,292,956         23,457
                                      --------           ----------         -----------        ------------       --------
 End of year                          $251,465           $1,320,564         $ 6,695,315        $ 23,446,471       $219,563
                                      ========           ==========         ===========        ============       ========
                                        North
                                      American-             North               North
                                   T. Rowe Price          American-           American-         PIMCO Real         PIMCO
                                     Science &          AG Small Cap          AG Stock         Return Bond      Short-Term
                                   Technology Fund       Index Fund          Index Fund         Portfolio      Bond Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)         $  (1,523)         $      724         $    36,146        $     29,507       $  7,707
 Net realized gain (loss) on
  investments                           (65,338)             (3,947)           (753,666)              1,031            (22)
 Capital gain distributions
  from mutual funds                       7,791              60,658             662,037              12,410          1,159
 Net unrealized appreciation
  (depreciation) of investments         (18,793)            (40,116)         (2,341,428)            (17,640)         1,032
                                       --------          ----------         -----------        ------------       --------
   Increase (decrease) in net assets
    resulting from operations           (77,863)             17,319          (2,396,911)             25,308          9,876
                                       --------          ----------         -----------        ------------       --------

PRINCIPAL TRANSACTIONS:
 Net premiums                            24,576              25,147           4,822,401              73,816          8,819
 Net transfers                          199,533             483,914              71,625             960,057        288,796
 Internal rollovers                           -                   -              35,863                   -              -
 Cost of insurance and other charges    (20,897)             (7,922)         (1,653,514)            (38,451)       (12,151)
 Administrative charges                    (614)               (629)           (120,558)             (1,845)          (220)
 Policy loans                               829               1,045            (132,692)             (8,775)             -
 Terminations and withdrawals                 -             (63,851)         (1,228,471)            (30,326)       (28,702)
                                       --------          ----------         -----------        ------------       --------
   Increase in net assets resulting
    from principal transactions         203,427             437,704           1,794,654             954,476        256,542
                                       --------          ----------         -----------        ------------       --------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         125,564             455,023            (602,257)            979,784        266,418

NET ASSETS:
 Beginning of year                        4,769               1,026          17,533,901                 564         26,927
                                       --------          ----------         -----------        ------------       --------
 End of year                           $130,333          $  456,049         $16,931,644        $    980,348       $293,345
                                       ========          ==========         ===========        ============       ========


See accompanying notes.

                                    VL-R-19


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                       STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                      FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2001
                                 ---------------------------------------------------------------------------------------------
                                                                                               Putnam VT
                                                          Putnam VT          Putnam VT        International
                                    PIMCO Total          Diversified        Growth and         Growth and        SAFECO RST-
                                    Return Bond          Income Fund-       Income Fund-       Income Fund-        Equity
                                     Portfolio             Class IB           Class IB           Class IB         Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)        $   17,002           $    75,021         $   90,344          $  115,277      $  (3,399)
 Net realized gain (loss) on
  investments                             6,991               (50,126)          (123,622)           (426,305)       (293,290)
 Capital gain distributions
  from mutual funds                      24,531                     -                  -              30,139               -
 Net unrealized appreciation
  (depreciation) of investments         (27,597)                5,678           (286,947)           (272,990)       (265,998)
                                     ----------           -----------         ----------          ----------      ----------
   Increase (decrease) in net assets
    resulting from operations            20,927                30,573           (320,225)           (553,879)       (562,687)
                                     ----------           -----------         ----------          ----------      ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                            72,263               325,834          1,275,145             570,708         792,863
 Net transfers                        1,399,166               105,356          1,467,701            (244,840)        (82,727)
 Internal rollovers                           -                     -             12,261              11,875               -
 Cost of insurance and other
  charges                               (24,129)             (139,811)          (624,613)           (210,740)       (595,568)
 Administrative charges                  (1,806)               (8,148)           (31,825)            (14,259)        (19,807)
 Policy loans                             4,547                (6,218)            95,177             (23,027)        (11,575)
 Terminations and withdrawals           (16,599)              (26,246)          (280,730)           (190,189)       (378,923)
                                     ----------           -----------         ----------          ----------      ----------
   Increase (decrease) in net assets
    resulting from principal
    transactions                      1,433,442               250,767          1,913,116            (100,472)       (295,737)
                                     ----------           -----------         ----------          ----------      ----------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       1,454,369               281,340          1,592,891            (654,351)       (858,424)

NET ASSETS:
 Beginning of year                          561             1,018,437          4,032,487           2,596,656       5,625,642
                                     ----------           -----------         ----------          ----------      ----------
 End of year                         $1,454,930           $ 1,299,777         $5,625,378          $1,942,305      $4,767,218
                                     ==========           ===========         ==========          ==========      ==========
                                    SAFECO RST-                                                  Vanguard         Vanguard
                                      Growth             UIF Equity            UIF High          VIF High         VIF REIT
                                   Opportunities           Growth               Yield           Yield Bond         Index
                                     Portfolio            Portfolio           Portfolio          Portfolio        Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)       $ (27,420)           $  (41,146)          $  173,185         $    (573)      $      118
 Net realized gain (loss) on
  investments                           (3,742)             (817,192)           (141,320)             2,605           4,403
 Capital gain distributions
  from mutual funds                     89,434                 6,917                   -                  -              82
 Net unrealized appreciation
  (depreciation) of investments        563,644              (270,228)           (122,090)             2,978           6,423
                                    ----------           -----------          ----------         ----------      ----------
   Increase (decrease) in net assets
    resulting from operations          621,916            (1,121,649)            (90,225)             5,010          11,026
                                    ----------           -----------          ----------         ----------      ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                          945,663             1,305,734             365,511             14,178          30,848
 Net transfers                        (157,630)           (1,289,327)            (47,712)           263,234         196,900
 Internal rollovers                       (386)               35,477                   -                  -               -
 Cost of insurance and other
  charges                             (424,828)             (525,544)           (159,133)           (10,085)         (6,850)
 Administrative charges                (23,625)              (32,627)             (9,140)              (354)           (771)
 Policy loans                          (86,305)             (180,264)             (5,428)            (1,422)              -
 Terminations and withdrawals         (111,906)             (148,796)            (80,090)           (16,399)        (47,264)
                                    ----------           -----------          ----------         ----------      ----------
   Increase(decrease) in net assets
    resulting from principal
    transactions                       140,983              (835,347)             64,008            249,152         172,863
                                    ----------           -----------          ----------         ----------      ----------
 TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        762,899            (1,956,996)            (26,217)           254,162         183,889

NET ASSETS:
 Beginning of year                   3,335,608             6,698,980           1,666,875                564           1,145
                                    ----------           -----------          ----------         ----------      ----------
 End of year                        $4,098,507           $ 4,741,984          $1,640,658         $  254,726      $  185,034
                                    ==========           ===========          ==========         ==========      ==========

See accompanying notes.

                                    VL-R-20


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                    STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                     FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                       2001
                                                                ------------------
                                                                 Van Kampen LIT
                                                                 Strategic Stock
                                                                  Portfolio-
                                                                Class I Shares
                                                               -------------------
OPERATIONS:
 Net investment income                                              $   14,223
 Net realized gain on investments                                       12,746
 Capital gain distributions from mutual funds                                -
 Net unrealized depreciation of investments                            (28,489)
                                                                    ----------
  Decrease in net assets resulting from operations                      (1,520)
                                                                    ----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                                          357,871
 Net transfers                                                           9,761
 Internal rollovers                                                          -
 Cost of insurance and other charges                                  (148,562)
 Administrative charges                                                 (8,938)
 Policy loans                                                           (3,478)
 Terminations and withdrawals                                          (56,055)
                                                                    ----------
  Increase in net assets resulting from principal
   transactions                                                        150,599
                                                                    ----------
 TOTAL INCREASE IN NET ASSETS                                          149,079

NET ASSETS:
 Beginning of year                                                   1,174,949
                                                                    ----------
 End of year                                                        $1,324,028
                                                                    ==========

See accompanying notes.

                                    VL-R-21


VL-R -
PLATINUM INVESTOR DIVISIONS                                  STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                   FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------
                                        AIM V.I.                                              Dreyfus IP          Dreyfus VIF
                                    International        AIM V.I. Value                      MidCap Stock       Quality Bond
                                    Equity Fund -        Fund - Class I     Ayco Growth        Portfolio-         Portfolio-
                                    Class I Shares         Shares              Fund          Initial Shares     Initial Shares
                                  ------------------   -----------------  ---------------   -----------------  -----------------
OPERATIONS:
 Net investment income (loss)       $  (15,483)            $  (60,114)       $      4           $       9        $  291,874
 Net realized gain (loss) on
  investments                           295,131                295,322              -                   -          (29,853)
 Capital gain distributions
  from mutual funds                     241,532                514,795              -                  87                 -
 Net unrealized appreciation
  (depreciation) of investments      (1,612,830)            (2,732,337)          (417)                248           299,624
                                    -----------            -----------       --------           ---------        ----------
   Increase (decrease) in net assets
    resulting from operations        (1,091,650)            (1,982,334)          (413)                344           561,645
                                    -----------            ----------        --------                ----        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           796,946              2,231,610              -                   -           592,079
 Net transfers                        2,207,738              6,033,121          8,692               5,453         3,852,840
 Internal rollovers                      25,127                 41,361              -                   -                 -
 Cost of insurance and other
  charges                              (417,615)            (1,104,638)            32                 (1)          (456,805)
 Administrative charges                 (21,985)              (129,536)            (3)                (2)           (15,450)
 Policy loans                            33,161                 23,502              -                   -            70,169
 Terminations and withdrawals            89,076               (164,471)           (15)               (11)          (175,495)
                                    -----------            -----------       --------           ---------        -----------
   Increase in net assets resulting
    from principal transactions       2,712,448              6,930,949          8,706               5,439         3,867,338
                                    -----------            -----------       --------            --------        ----------
 TOTAL INCREASE IN NET ASSETS         1,620,798              4,948,615          8,293               5,783         4,428,983

NET ASSETS:
 Beginning of year                    2,195,265              7,251,523              -                   -         2,302,693
                                    -----------            -----------       --------           ---------        ----------
 End of year                        $ 3,816,063            $12,200,138       $  8,293           $   5,783        $6,731,676
                                    ===========            ===========       ========           =========        ==========
                                                                                               Janus Aspen         Janus Aspen
                                     Dreyfus VIF          Fidelity VIP      Fidelity VIP          Series             Series
                                      Small Cap           Equity-Income        Growth           Aggressive        International
                                     Portfolio-            Portfolio-         Portfolio-    Growth Portfolio-   Growth Portfolio-
                                    Initial Shares      Service Class 2   Service Class 2     Service Shares     Service Shares
                                  ------------------   -----------------  ---------------   -----------------  -----------------
OPERATIONS:
 Net investment income (loss)       $   (14,681)           $        (8)      $    (37)          $      (1)       $        7
 Net realized gain (loss) on
  investments                           218,126                      -         (1,013)                  -               (32)
 Capital gain distributions
  from mutual funds                   2,606,064                      -              -                   -                 -
 Net unrealized appreciation
  (depreciation) of investments      (2,392,534)                   340         (2,525)               (246)               41
                                    -----------            -----------       --------           ---------        ----------
   Increase (decrease) in net
    assets resulting from
    operations                          416,975                    332         (3,575)               (247)               16
                                    -----------            -----------       --------           ---------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           844,458                    136             65                  29               150
 Net transfers                        3,449,959                 12,680        119,689               6,958            11,554
 Internal rollovers                       5,843                      -              -                   -                 -
 Cost of insurance and other
  charges                              (419,999)                    12         (2,421)                (42)              (23)
 Administrative charges                 (25,311)                    (8)           (38)                 (3)               (8)
 Policy loans                            (8,128)                     -              -                   -                 -
 Terminations and withdrawals           (56,212)                   (24)          (208)                (12)              (22)
                                    -----------             ----------       --------           ---------        ----------
   Increase in net assets resulting
    from principal transactions       3,790,610                 12,796        117,087               6,930            11,651
                                    -----------             ----------       --------           ---------        ----------
 TOTAL INCREASE IN NET ASSETS         4,207,585                 13,128        113,512               6,683            11,667

NET ASSETS:
 Beginning of year                    1,827,019                      -              -                   -                 -
                                    -----------             ----------       --------           ---------        ----------
 End of year                        $ 6,034,604             $   13,128       $113,512           $   6,683        $   11,667
                                    ===========             ==========       ========           =========        ==========

See accompanying notes.

                                    VL-R-22


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                 STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                    FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2000
                                 ---------------------------------------------------------------------------------------------
                                    Janus Aspen
                                   Series Worldwide                        MFS Capital
                                  Growth Portfolio-   J.P. Morgan Small    Opportunities      MFS Emerging          MFS New
                                   Service Shares      Company Portfolio      Series          Growth Series     Discovery Series
                                 ------------------   -----------------  ------------------   --------------    ----------------
OPERATIONS:
 Net investment income (loss)          $    10               $    (1)          $        -          $  (68,546)       $        (1)
 Net realized gain on investments            -                      -                   -              408,360                  -
 Capital gain distributions
  from mutual funds                          -                      -                   -              467,445                  -
 Net unrealized appreciation
  (depreciation) of investments            (73)                   189                   -           (3,412,811)                37
                                       -------               --------          ----------          -----------       ------------
   Increase (decrease) in net assets
    resulting from operations              (63)                   188                   -           (2,605,552)                36
                                       -------               --------          ----------          -----------       ------------

PRINCIPAL TRANSACTIONS:
 Net premiums                                -                     39                  34            1,806,994                 68
 Net transfers                          53,973                  2,684                 835            8,440,340              5,879
 Internal rollovers                          -                      -                   -               53,922                  -
 Cost of insurance and other
  charges                                   (9)                   (10)                 (9)            (727,586)                 8
 Administrative charges                    (18)                    (2)                 (1)             (36,825)                (4)
 Policy loans                                -                      -                   -              (74,541)                 -
 Terminations and withdrawals              (99)                    (6)                 (1)            (313,696)               (11)
                                       -------               --------          ----------          -----------       ------------
   Increase in net assets resulting
    from principal transactions         53,847                  2,705                 858            9,148,608              5,940
                                       -------               --------          ----------          -----------       ------------
 TOTAL INCREASE IN NET ASSETS           53,784                  2,893                 858            6,543,056              5,976

NET ASSETS:
 Beginning of year                           -                      -                   -            4,380,874                  -
                                       -------               --------          ----------          -----------       ------------
 End of year                           $53,784               $  2,893          $      858          $10,923,930       $      5,976
                                       =======               ========          ==========          ===========       ============

                                                                                                                        North
                                                         Newberger Berman     North American-      North American-     American-
                                    MFS Research           AMT Mid-Cap        AG International     AG Mid Cap Index  AG Money Market
                                        Series           Growth Portfolio      Equities Fund             Fund            Fund
                                 ------------------      -----------------    ------------------   --------------   ---------------
OPERATIONS:
 Net investment income (loss)          $    (3)              $    (30)         $    2,891          $     7,388       $    437,240
 Net realized gain (loss) on
  investments                                -                 (3,001)              2,268              (14,243)                 -
 Capital gain distributions
  from mutual funds                          -                      -             128,988            1,278,577                  -
 Net unrealized appreciation
  (depreciation) of investments             59                   (458)           (287,902)            (743,776)                 -
                                       -------               --------          ----------          -----------       ------------
   Increase (decrease) in net assets
    resulting from operations               56                 (3,489)           (153,755)             527,946            437,240
                                       -------               --------          ----------          -----------       ------------

PRINCIPAL TRANSACTIONS:
 Net premiums                                -                     36             146,223              745,532         45,679,836
 Net transfers                          29,406                111,642             786,662            3,056,252        (44,687,294)
 Internal rollovers                          -                      -                 386                2,329          7,228,677
 Cost of insurance and other
  charges                                   (5)                (4,734)           (103,823)            (365,157)        (2,979,864)
 Administrative charges                    (10)                   (34)             (3,496)              (6,383)        (1,127,283)
 Policy loans                                -                      -                (272)              68,927         (1,043,919)
 Terminations and withdrawals              (54)                  (189)             (3,994)             (10,609)          (498,368)
                                       -------               --------          ----------          -----------       ------------
   Increase in net assets resulting
    from principal transactions         29,337                106,721             821,686            3,490,891          2,571,785
                                       -------               --------          ----------          -----------       ------------
 TOTAL INCREASE IN NET ASSETS           29,393                103,232             667,931            4,018,837          3,009,025

NET ASSETS:
 Beginning of year                           -                      -             420,457            1,865,052          7,283,931
                                       -------               --------          ----------          -----------       ------------
 End of year                           $29,393               $103,232          $1,088,388          $ 5,883,889       $ 10,292,956
                                       =======               ========          ==========          ===========       ============


See accompanying notes.

                                    VL-R-23

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                               2000
                                 ---------------------------------------------------------------------------------------------
                                                        Norh American-                             North
                                  North American-       T. Rowe Price     North American-        American-       PIMPCO Real
                                   AG Nasdaq-100          Science &        AG Small Cap       AG Stock Index     Return Bond
                                    Index Fund         Technology Fund      Index Fund             Fund            Portfolio
                                 ------------------   -----------------  ------------------   --------------   ---------------

OPERATIONS:
 Net investment income (loss)        $   (6)                 $    -           $        -         $    15,850         $        -
 Net realized gain on
  investments                              -                      -                    -             241,938                  -
 Capital gain distributions
  from mutual funds                        -                      -                    -             476,215                  -
 Net unrealized depreciation
  of investments                      (5,126)                 (237)                    -          (2,482,593)                 -
                                     -------                 ------           ----------         -----------         ----------
  Decrease in net assets
   resulting from operations          (5,132)                 (237)                    -          (1,748,590)                 -
                                     -------                 ------           ----------         -----------         ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                         29,325                      -                   53           4,260,120                 20
 Net transfers                            52                  5,047                  997           5,458,207                544
 Internal rollovers                        -                      -                    -             147,430                  -
 Cost of insurance and other
  charges                                 (4)                  (30)                  (20)         (1,315,464)                 2
 Administrative charges                 (741)                   (2)                   (2)           (131,640)                (1)
 Policy loans                              -                      -                    -            (155,885)                 -
 Terminations and withdrawals            (43)                   (9)                   (2)           (144,981)                (1)
                                     -------                 ------           ----------         -----------         ----------
  Increase in net assets resulting
   from principal transactions        28,589                  5,006                1,026           8,117,787                564
                                     -------                 ------           ----------         -----------         ----------
 TOTAL INCREASE IN NET ASSETS         23,457                  4,769                1,026           6,369,197                564

NET ASSETS:
 Beginning of year                         -                      -                    -          11,164,704                  -
                                     -------                 ------           ----------         -----------         ----------
 End of year                         $23,457                 $4,769           $    1,026         $17,533,901         $      564
                                     =======                 ======           ==========         ===========         ==========

                                                                                                                   International
                                                          PIMCO Total          Putnam VT       Putnam VT Growth     Growth and
                                 PIMCO Short-Term         Return Bond      Diversified Income  and Income Fund-    Income Fund-
                                  Bond Portfolio          Portfolio         Fund - Class IB       Class IB           Class IB
                                ------------------    -----------------   ------------------   --------------    -----------------
OPERATIONS:
 Net investment income               $    23                 $    -           $   68,057         $    25,174         $   56,148
 Net realized gain (loss) on
  investments                              -                      -              (43,714)           (174,805)             9,555
 Capital gain distributions
  from mutual funds                        -                      -                    -             229,780            154,309
 Net unrealized appreciation
  (depreciation) during the year          21                      -              (37,643)            145,753           (175,763)
                                     -------                 ------           ----------         -----------         ----------
  Increase (decrease) in net assets
   resulting from operations              44                      -              (13,300)            225,902             44,249
                                     -------                 ------           ----------         -----------         ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                             41                     20              191,539             908,484            510,220
 Net transfers                        26,906                    543              129,459             831,366          1,287,661
 Internal rollovers                        -                      -                    -              (7,178)               386
 Cost of insurance and other
  charges                                 (5)                     -              (79,335)           (543,334)          (259,316)
 Administrative charges                  (10)                   (1)                2,000              47,333             (4,472)
 Policy loans                              -                      -              (31,393)             17,009             (2,790)
 Terminations and withdrawals            (49)                   (1)               (5,744)            (67,836)           (20,005)
                                     -------                 ------           ----------         -----------         ----------
  Increase in net assets resulting
   from principal transactions        26,883                    561              206,526           1,185,844          1,511,684
                                     -------                 ------           ----------         -----------         ----------
 TOTAL INCREASE IN NET ASSETS         26,927                    561              193,226           1,411,746          1,555,933

NET ASSETS:
 Beginning of year                         -                      -              825,211           2,620,741          1,040,723
                                     -------                 ------           ----------         -----------         ----------
 End of year                         $26,927                 $  561           $1,018,437         $ 4,032,487         $2,596,656
                                     =======                 ======           ==========         ===========         ==========

See accompanying notes.

                                    VL-R-24

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999

                                                                                2000
                                  ----------------------------------------------------------------------------------------------

                                                         SAFECO RST-
                                                           Growth                                              Vanguard VIF High
                                      SAFECO RST-       Opportunities      UIF Equity Growth   UIF High Yield      Yield Bond
                                   Equity Portfolio       Portfolio           Portfolio           Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
 Net investment income (loss)          $    2,781          $ (22,547)          $  (44,492)         $  183,968       $        -
 Net realized gain (loss) on
  investments                            (113,835)             51,044              304,377            (16,049)               -
 Capital gain distributions
  from mutual funds                             -             363,673              430,889                  -                -
 Net unrealized depreciation
  of investments                         (360,317)           (661,337)          (1,693,012)          (342,805)               -
                                       ----------          ----------          -----------         ----------       ----------
  Decrease in net assets
   resulting from operations             (471,371)           (269,167)          (1,002,238)          (174,886)               -
                                       ----------          ----------          -----------         ----------       ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                             750,201             641,820            1,389,292            502,186               20
 Net transfers                          2,913,391             828,338            3,906,199            541,398              544
 Internal rollovers                        (7,183)             (3,203)              62,539                  -                -
 Cost of insurance and other
  charges                                (461,854)           (422,449)            (440,431)          (134,982)               2
 Administrative charges                   (16,512)            (14,535)             (37,477)           (11,422)             (1)
 Policy loans                              75,227             (30,859)             (49,911)            (4,496)               -
 Terminations and withdrawals            (150,488)            (31,890)             (31,509)           (28,857)             (1)
                                       ----------          ----------          -----------         ----------       ----------
  Increase in net assets resulting
   from principal transactions          3,102,782             967,222            4,798,702            863,827              564
                                       ----------          ----------          -----------         ----------       ----------
 TOTAL INCREASE IN NET ASSETS           2,631,411             698,055            3,796,464            688,941              564

NET ASSETS:
 Beginning of year                      2,994,231           2,637,553            2,902,516            977,934                -
                                       ----------          ----------          -----------         ----------       ----------
 End of year                           $5,625,642          $3,335,608          $ 6,698,980         $1,666,875             $564
                                       ==========          ==========          ===========         ==========       ==========
                                                          VAN Kampen LIT
                                      Vanguard VIF        Strategic Stock
                                       REIT Index       Portfolio - Class I
                                       Portfolio              Shares
                                  ------------------    -------------------
OPERATIONS:
 Net investment income                 $        -          $    4,574
 Net realized loss on
  investments                                   -             (27,595)
 Capital gain distributions
  from mutual funds                             -              20,444
 Net unrealized appreciation
  of investments                               14             127,085
                                       ----------          ----------
  Increase in net assets
   resulting from operations                   14             124,508
                                       ----------          ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                                  39             348,247
 Net transfers                              1,082             375,099
 Internal rollovers                             -                   -
 Cost of insurance and other
  charges                                      13             (92,072)
 Administrative charges                        (1)            (28,525)
 Policy loans                                   -              20,626
 Terminations and withdrawals                  (2)             (9,602)
                                       ----------          ----------
  Increase in net assets resulting
   from principal transactions              1,131             613,773
                                       ----------          ----------
 TOTAL INCREASE IN NET ASSETS               1,145             738,281

NET ASSETS:
 Beginning of year                              -             436,668
                                       ----------          ----------
 End of year                           $    1,145          $1,174,949
                                       ==========          ==========

See accompanying notes.

                                    VL-R-25

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                          FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999


                                                                                1999
                                  ----------------------------------------------------------------------------------------------

                                        AIM V.I.
                                    International        AIM V.I. Value   Drefus VIF Quality   Dreyfus VIF Small
                                    Equity Fund -        Fund - Class I     Bond Portfolio-     Cap Portfolio-    MFS Emerging
                                    Class I Shares          Shares          Initial Shares      Initial Shares    Growth Series
                                  ------------------   -----------------  ------------------   --------------   ----------------
OPERATIONS:
 Net investment income (loss)        $    5,274             $  (9,908)       $     77,754         $   (6,636)        $ (17,077)
 Net realized gain (loss) on
  investments                            21,154                 25,143            (14,321)              2,452            67,519
 Capital gain distributions
  from mutual funds                      58,038                 96,007                  -                   -                 -
 Net unrealized appreciation
  (depreciation) of investments         529,122                857,137            (58,368)            267,550         1,407,958
                                     ----------             ----------       ------------         -----------        ----------
   Increase (decrease) in net assets
    resulting from operations           613,588                968,379              5,065             263,366         1,458,400
                                     ----------             ----------       ------------         -----------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                           286,903                984,166            329,825             371,635           498,236
 Net transfers                        1,181,464              4,607,016          1,900,001             957,570         2,015,446
 Internal rollovers                       2,644                 89,183              2,644               1,999            89,183
 Cost of insurance and other
  charges                               (70,408)              (339,819)          (106,769)           (199,356)         (116,079)
 Administrative charges                 (15,169)               (22,231)            (6,897)             (6,716)          (11,055)
 Policy loans                           (10,656)              (106,562)           (55,945)            (39,961)          (85,249)
 Terminations and withdrawals           (96,669)               489,891             23,861              31,400           190,142
                                     ----------             ----------       ------------         -----------        ----------
   Increase in net assets resulting
    from principal transactions       1,278,109              5,701,644          2,086,720           1,116,571         2,580,624
                                     ----------             ----------       ------------         -----------        ----------
 TOTAL INCREASE IN NET ASSETS         1,891,697              6,670,023          2,091,785           1,379,937         4,039,024

NET ASSETS:
 Beginning of year                      303,568                581,500            210,908             447,082           341,850
                                     ----------             ----------       ------------         -----------        ----------
 End of year                         $2,195,265             $7,251,523       $  2,302,693         $ 1,827,019        $4,380,874
                                     ==========             ==========       ============         ===========        ==========
                                                                                                                      Putnam VT
                                    North American-       North American    North American-      North American-    Diversified
                                    AG International     AG Mid Cap Index   AG Money Market       AG Stock Index    Income Fund-
                                     Equities Fund            Fund                Fund               Fund             Class IB
                                  ------------------   -----------------  ------------------     --------------    -------------
OPERATIONS:
 Net investment income (loss)        $       53             $    (285)       $    208,086         $    17,194        $   19,890
 Net realized gain (loss) on
  investments                             3,319                 14,314                  -             184,308            (3,110)
 Capital gain distributions
  from mutual funds                      19,333                397,105                  -              86,440                 -
 Net unrealized appreciation
  (depreciation) of investments          42,209               (228,619)                 -             838,489            (7,535)
                                     ----------             ----------       ------------         -----------        ----------
   Increase (decrease) in net assets
    resulting from operations            64,914                182,515            208,086           1,126,431             9,245
                                     ----------             ----------       ------------         -----------        ----------

PRINCIPAL TRANSACTIONS:
 Net premiums                            79,364                252,322         31,550,723           2,009,489           216,432
 Net transfers                          142,711              1,197,690        (27,758,134)          6,436,932           315,630
 Internal rollovers                           -                 29,388          6,018,001              95,070                 -
 Cost of insurance and other
  charges                               (43,653)               (82,297)        (1,324,931)           (647,275)         (147,199)
 Administrative charges                  (3,130)                (4,331)          (602,302)            (43,998)           (5,373)
 Policy loans                                 -                 (2,664)        (2,213,823)            (47,953)                -
 Terminations and withdrawals           132,969                 57,227         (2,105,668)            953,732           177,331
                                     ----------             ----------       ------------         -----------        ----------
   Increase in net assets resulting
    from principal transactions         308,261              1,447,335          3,563,866           8,755,997           556,821
                                     ----------             ----------       ------------         -----------        ----------
 TOTAL INCREASE IN NET ASSETS           373,175              1,629,850          3,771,952           9,882,428           566,066

NET ASSETS:
 Beginning of year                       47,282                235,202          3,511,979           1,282,276           259,145
                                     ----------             ----------       ------------         -----------        ----------
 End of year                         $  420,457             $1,865,052       $  7,283,931         $11,164,704        $  825,211
                                     ==========             ==========       ============         ===========        ==========

See accompanying notes.

                                    VL-R-26


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS                                     STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT VL-R                       FOR THE YEARS ENDED DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999



                                                                                1999
                                  ----------------------------------------------------------------------------------------------
                                                          Putnam VT
                                                         International                          SAFECO RST-
                                  Putnam VT Growth        Growth and                              Growth
                                  and Income Fund-       Income Fund-         SAFECO RST-      Opportunities   UIF Equity Growth
                                      Class IB             Class IB         Equity Portfolio     Portfolio         Portfolio
                                  ------------------   -----------------  ------------------   --------------  -----------------
OPERATIONS:
  Net investment income (loss)        $    6,411           $  (4,057)           $   11,899         $ (10,281)       $ (11,314)
  Net realized gain (loss)
   on investments                         18,418                4,190               23,265           (44,931)           13,446
  Capital gain distributions
   from mutual funds                      83,791                    -              135,302                  -           91,761
  Net unrealized appreciation
   (depreciation) of investments        (145,838)              82,489              (57,164)           227,476          476,708
                                      ----------           ----------           ----------         ----------       ----------
     Increase (decrease) in net assets
      resulting from operations          (37,218)              82,622              113,302            172,264          570,601
                                      ----------           ----------           ----------         ----------       ----------

PRINCIPAL TRANSACTIONS:
  Net premiums                           454,003              108,262              523,017            585,529          441,551
  Net transfers                        2,690,521              762,299            1,300,599          1,784,126        1,535,577
  Internal rollovers                      23,192                    -                    4                  -           20,545
  Cost of insurance and other charges   (193,191)             (40,984)            (205,956)         (281,525)          (99,667)
  Administrative charges                 (24,140)              (2,497)             (11,971)          (14,076)           (9,618)
  Policy loans                           (39,961)                   -              (50,617)           (5,328)           (5,328)
  Terminations and withdrawals          (555,686)             (27,553)             886,417          (353,421)          (78,916)
                                      ----------           ----------           ----------         ----------       ----------
     Increase in net assets resulting
      from principal transactions      2,354,738              799,527            2,441,493          1,715,305        1,804,144
                                      ----------           ----------           ----------         ----------       ----------
  TOTAL INCREASE IN NET ASSETS         2,317,520              882,149            2,554,795          1,887,569        2,374,745

NET ASSETS:
  Beginning of year                      303,221              158,574              439,436            749,984          527,771
                                      ----------           ----------           ----------         ----------       ----------
  End of year                         $2,620,741           $1,040,723           $2,994,231         $2,637,553       $2,902,516
                                      ==========           ==========           ==========         ==========       ==========
                                                        Van Kampen LIT
                                                        Strategic Stock
                                   UIF High Yield     Portfolio - Class I
                                      Portfolio            Shares
                                  ------------------  -----------------
OPERATIONS:
  Net investment income (loss)        $   55,352           $    (741)
  Net realized gain on investments         1,271                2,889
  Capital gain distributions
   from mutual funds                           -                  252
  Net unrealized depreciation of
   investments                           (22,995)             (19,621)
                                      ----------           ----------
     Increase (decrease) in net assets
      resulting from operations           33,628              (17,221)
                                      ----------           ----------

PRINCIPAL TRANSACTIONS:
  Net premiums                           294,761              100,711
  Net transfers                          575,334              277,561
  Internal rollovers                           -                    -
  Cost of insurance and other charges    (81,812)             (27,767)
  Administrative charges                  (6,823)              (3,504)
  Policy loans                                 -                    -
  Terminations and withdrawals            18,710               43,548
                                      ----------           ----------
     Increase in net assets resulting
      from principal transactions        800,170              390,549
                                      ----------           ----------
  TOTAL INCREASE IN NET ASSETS           833,798              373,328

NET ASSETS:
  Beginning of year                      144,136               63,340
                                      ----------           ----------
  End of year                         $  977,934           $  436,668
                                      ==========           ==========

See accompanying notes.

                                    VL-R-27

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

Note A - Organization

  The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 1998. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

  The forty-one Divisions, as of December 31, 2001, available to the Platinum Investor policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: (1) (2)

AIM Variable Insurance Funds - Class I Shares ("V.I."):
  AIM V.I. International Equity Fund (3)
  AIM V.I. Value Fund (4)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):
  VP Value Fund (5)

AYCO SERIES TRUST:
  Ayco Growth Fund (6)

CREDIT SUISSE WARBURG PINCUS TRUST: (7)
  Small Company Growth Portfolio (5) (7)

DREYFUS INVESTMENT PORTFOLIOS ("IP"):
  MidCap Stock Portfolio - Initial shares

DREYFUS VARIABLE INVESTMENT FUND ("VIF")
  Quality Bond Portfolio - Initial shares
  Small Cap Portfolio - Initial shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):
  VIP Asset Manager(SM) Portfolio - Service Class 2 (5)
  VIP Contrafund(R) Portfolio - Service Class 2 (5)
  VIP Equity-Income Portfolio - Service Class 2
  VIP Growth Portfolio - Service Class 2

JANUS ASPEN SERIES - SERVICE SHARES:
  Aggressive Growth Portfolio
  International Growth Portfolio
  Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company Portfolio (8)

MFS VARIABLE INSURANCE TRUST:
  MFS Capital Opportunities Series
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Research Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  Mid-Cap Growth Portfolio

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (9)
(A RELATED PARTY):
  North American - AG International Equities Fund
  North American - AG MidCap Index Fund (9)
  North American - AG Money Market Fund (9)
  North American - AG Nasdaq-100(R) Index Fund
  North American - T.Rowe Price Science & Technology Fund
  North American - AG Small Cap Index Fund
  North American - AG Stock Index Fund

PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  PIMCO Real Return Bond Portfolio (10)
  PIMCO Short-Term Bond Portfolio (10)
  PIMCO Total Return Bond Portfolio (10)

PUTNAM VARIABLE TRUST ("VT"):
  Putnam VT Diversified Income Fund - Class IB
  Putnam VT Growth and Income Fund - Class IB
  Putnam VT International Growth and Income Fund - Class IB

SAFECO RESOURCE SERIES TRUST ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio

VANGUARD VARIABLE INSURANCE FUND ("VIF"):
  High Yield Bond Portfolio
  REIT Index Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES ("LIT"):
  Strategic Stock Portfolio (11)

(1) Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing Divisions:
     Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
(2) On May 1, 2002, the following SunAmerica Series Trust funds will be added to the existing Divisions: Aggressive Growth Portfolio; SunAmerica Balanced Portfolio.
(3) Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(4) Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
(5)  First date of activity in Division was January 2001.
(6) Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund.
(7) Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
(8) Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
(9) Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(10) Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
(11) Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth and Income Portfolio.

  Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                    VL-R-28

Note B - Summary of Significant Accounting Policies and Basis of Presentation

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions
and the methods of applying those principles are presented below.   For the
purpose of comparison with current year financials, certain line items have been reclassified in the 1999 and 2000 statement of operations and statement of changes in net assets.

  SECURITY VALUATION - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. Prior to allocation to the Separate Account, an additional 2.50% is deducted from each after-tax premium payment.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 1998, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly maintenance charges, the cost of insurance, additional benefit riders, and surrender charges.

  The monthly maintenance charge deduction is $6 for each policy in force. An additional monthly expense deduction for Platinum Investor II policies is charged during the first two policy years, and for the first two years on any increase in specified amount. The amount of this charge varies from $0.0999 per $1,000 of specified amount to $1.88 per $1,000 of specified amount (or increase in specified amount), depending upon the age and other characteristics of the insured person.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  Also, monthly charges are deducted, if you select additional benefits riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the contingent insureds or the specific coverage you chose under the rider.

  Surrender charges are deducted for the Platinum Investor I policies if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $10 transaction fee per policy is charged for each partial surrender made.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-29

SEPARATE ACCOUNT VL-R - Platinum Investor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:

                       Divisions                                         Purchases        Sales
---------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund - Class I Shares                      $ 1,288,765    $ 1,065,683
AIM V.I. Value Fund - Class I Shares                                       3,277,528      2,740,775
American Century VP Value Fund                                             1,271,001         40,295
Ayco Growth Fund                                                             222,846         19,715
Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio            317,719        142,143
Dreyfus IP MidCap Stock Portfolio - Initial shares                           580,735        214,138
Dreyfus VIF Quality Bond Portfolio - Initial shares                        2,237,101      1,237,639
Dreyfus VIF Small Cap Portfolio - Initial shares                           1,967,361      1,143,665
Fidelity VIP Asset Manager Portfolio - Service Class 2                       115,920          8,045
Fidelity VIP Contrafund Portfolio - Service Class 2                        1,144,142        344,395
Fidelity VIP Equity-Income Portfolio - Service Class 2                     1,796,791        115,222
Fidelity VIP Growth Portfolio - Service Class 2                            1,726,402        391,975
Janus Aspen Series Aggressive Growth Portfolio - Service Shares              220,883         28,718
Janus Aspen Series International Growth Portfolio - Service Shares           600,621        133,348
Janus Aspen Series Worldwide Growth Portfolio - Service Shares               736,767        363,834
J.P.  Morgan Small Company Portfolio                                          98,311          1,332
MFS Capital Opportunities Series                                           1,189,900        479,301
MFS Emerging Growth Series                                                 3,468,105      2,099,455
MFS New Discovery Series                                                   1,021,357        285,021
MFS Research Series                                                          345,030         13,595
Neuberger Berman AMT Mid-Cap Growth Portfolio                                171,501            234
North American - AG International Equities Fund                              907,764        301,039
North American - AG Mid Cap Index Fund                                     2,770,896      1,201,026
North American - AG Money Market Fund                                     24,750,908     11,596,988
North American - AG Nasdaq 100 Index Fund                                    224,260              -
North American - T.Rowe Price Science & Technology Fund                      364,502        155,583
North American - AG Small Cap Index Fund                                     675,547        175,448
North American - AG Stock Index Fund                                       6,158,981      3,664,964
PIMCO Real Return Bond Portfolio                                           1,272,242        275,366
PIMCO Short-Term Bond Portfolio                                              599,457        334,060
PIMCO Total Return Bond Portfolio                                          1,763,827        288,392
Putnam VT Diversified Income Fund - Class IB                                 724,497        398,588
Putnam VT Growth and Income Fund - Class IB                                2,733,400        729,689
Putnam VT International Growth and Income - Class IB                         989,713        943,567
Safeco RST-Equity Portfolio                                                  853,764      1,151,132
Safeco RST-Growth Opportunities Portfolio                                  1,033,211        829,978
UIF Equity Growth Portfolio                                                1,431,191      2,300,348
UIF High Yield Portfolio                                                     665,706        428,406
Vanguard VIF High Yield Bond Portfolio                                       542,200        293,068
Vanguard VIF REIT Index Portfolio                                            276,092        103,059
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                    634,409        469,283
                                                                         -----------    -----------
Total                                                                    $73,171,353    $36,508,512
                                                                         ===========    ===========

                                    VL-R-30

NOTE E - INVESTMENTS

  The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.


                                                                        Net          Value of                          Unrealized
                                                                       Asset         Shares at         Cost of        Appreciation/
           Divisions                                  Shares           Value           Market        Shares Held      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
 AIM V.I. International Equity Fund                   201,403.249      $14.91       $ 3,002,923      $ 4,406,180        $(1,403,257)
 AIM V.I. Value Fund                                  463,943.090       23.35        10,833,071       13,928,986         (3,095,915)

American Century Variable Portfolios, Inc.:
-------------------------------------------
 VP Value Fund                                        180,467.946        7.44         1,342,682        1,230,637            112,045

Ayco Series Trust:
------------------
 Ayco Growth Fund                                      21,887.321        9.44           206,616          213,524             (6,908)

Credit Suisse Warburg Pincus Trust:
-----------------------------------
 Small Company Growth Portfolio                        15,249.938       14.01           213,652          161,160             52,492

Dreyfus Investment Portfolios:
------------------------------
 MidCap Stock Portfolio - Initial shares               27,895.600       13.80           384,959          342,001             42,958

Dreyfus Variable Investment Fund:
---------------------------------
 Quality Bond Portfolio - Initial shares              677,283.952       11.37         7,700,719        7,545,681            155,038
 Small Cap Portfolio - Initial shares                 171,869.680       35.13         6,037,781        8,155,920         (2,118,139)

Fidelity Variable Insurance Products Fund:
------------------------------------------
 VIP Asset Manager Portfolio - Service Class 2          7,725.525       14.36           110,939          107,741              3,198
 VIP Contrafund Portfolio - Service Class 2            39,536.333       20.00           790,727          744,509             46,218
 VIP Equity-Income Portfolio - Service Class 2         76,293.375       22.59         1,723,467        1,693,645             29,822
 VIP Growth Portfolio - Service Class 2                42,291.295       33.34         1,409,992        1,344,645             65,347

Janus Aspen Series - Service Shares:
------------------------------------
 Aggressive Growth Portfolio - Service Shares           6,919.254       21.73           150,355          184,448            (34,093)
 International Growth Portfolio - Service Shares       18,633.388       23.30           434,158          450,072            (15,914)
 Worldwide Growth Portfolio - Service shares           12,661.253       28.38           359,326          319,070             40,256

J. P. Morgan Series Trust II:
-----------------------------
 J. P. Morgan Small Company Portfolio                   7,859.293       13.22           103,900           99,613              4,287

MFS Variable Insurance Trust:
-----------------------------
 MFS Capital Opportunities Series                      45,341.734       13.56           614,834          528,421             86,413
 MFS Emerging Growth Series                           438,007.447       17.98         7,875,374       13,299,865         (5,424,491)
 MFS New Discovery Series                              47,032.786       15.27           718,191          700,649             17,542
 MFS Research Series                                   22,924.420       14.32           328,278          356,501            (28,223)

                                    VL-R-31

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED



NOTE E - INVESTMENTS -  CONTINUED


                                                                        Net          Value of                          Unrealized
                                                                       Asset         Shares at         Cost of        Appreciation/
           Divisions                                  Shares           Value           Market        Shares Held      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------
 Mid-Cap Growth Portfolio                              14,844.294      $16.94       $    251,462     $   274,882         $  (23,420)

North American Funds Variable Product Series I
----------------------------------------------
 International Equities Fund                          201,598.706        6.55          1,320,470       1,759,853           (439,383)
 MidCap Index Fund                                    386,338.598       17.33          6,695,248       8,002,890         (1,307,642)
 Money Market Fund                                 23,446,029.310        1.00         23,446,029      23,446,029                  -
 Nasdaq-100 Index Fund                                 49,118.922        4.47            219,562         252,827            (33,265)
 Science & Technology Fund                             10,419.962       12.51            130,354         149,383            (19,029)
 Small Cap Index Fund                                  37,971.325       12.01            456,036         496,152            (40,116)
 Stock Index Fund                                     522,249.863       32.42         16,931,341      20,759,282         (3,827,941)

PIMCO Variable Insurance Trust Administrative Class
---------------------------------------------------
 PIMCO Real Return Bond Portfolio                      92,828.397       10.56            980,268         997,908            (17,640)
 PIMCO Short-Term Bond Portfolio                       29,100.627       10.08            293,334         292,281              1,053
 PIMCO Total Return Bond Portfolio                    147,100.924        9.89          1,454,828       1,482,425            (27,597)

Putnam Variable Trust:
----------------------
 Putnam VT Diversified Income Fund - Class IB         148,542.119        8.75          1,299,744       1,336,567            (36,823)
 Putnam VT Growth and Income Fund - Class IB          239,985.502       23.44          5,625,260       5,894,937           (269,677)
 Putnam VT International Growth and Income Fund -
  Class IB                                            199,619.758        9.73          1,942,300       2,300,234           (357,934)

SAFECO Resource Series Trust:
-----------------------------
 RST-Equity Portfolio                                 193,028.613       24.70          4,767,808       5,429,885           (662,077)
 RST-Growth Opportunities Portfolio                   187,231.439       21.89          4,098,496       3,982,423            116,073

The Universal Institutional Funds, Inc.:
----------------------------------------
 Equity Growth Portfolio                              333,699.699       14.21          4,741,873       6,178,821         (1,436,948)
 High Yield Portfolio                                 243,417.026        6.74          1,640,631       2,131,603           (490,972)

Vanguard Variable Insurance Fund
--------------------------------
 High Yield Bond Portfolio                             29,652.535        8.59            254,715         251,737              2,978
 REIT Index Portfolio                                  14,198.324       13.03            185,004         178,567              6,437

Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
 Strategic Stock Portfolio                            111,729.061       11.85          1,323,989       1,241,517             82,472

Total                                                                               $122,400,696    $142,653,471       $(20,252,775)
                                                                                    ============    ============       ============

                                    VL-R-32

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Credit Suisse
                                                                                               Warburg Pincus
                                  AIM V.I.                                                      Trust Small          Dreyfus IP
                                International      AIM V.I.       American                        Company           MidCap Stock
                                Equity Fund -    Value Fund -    Century VP         Ayco           Growth            Portfolio -
                                Class I Shares   Class I Shares   Value Fund     Growth Fund     Portfolio          Initial Shares
Outstanding at beginning of
 period                           343,503.148     961,067.888               -        852.830                -           589.240
Net premiums                      111,852.537     256,991.273      10,321.705      4,630.902          785.328         2,431.570
Transfers between funds           (36,178.869)    (64,823.694)    107,316.475     17,210.863       28,363.914        40,545.357
Cost of insurance and
 administrative charges           (58,333.145)   (132,840.069)     (3,884.664)      (790.114)      (1,256.708)       (2,712.673)
Policy loans                        3,151.970     (10,402.041)       (455.872)             -                -                 -
Surrenders                         (7,825.519)    (26,587.700)     (2,062.489)             -                -                 -
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period      356,170.122     983,405.657     111,235.155     21,904.481       27,892.534        40,853.494
                                  ===========     ===========     ===========    ===========      ===========     =============

                                  Dreyfus VIF      Dreyfus VIF    Fidelity VIP   Fidelity VIP     Fidelity VIP      Fidelity
                                 Quality Bond      Small Cap     Asset Manager    Contrafund      Equity-Income    VIP Growth
                                  Portfolio -      Portfolio -    Portfolio -     Portfolio -      Portfolio -     Portfolio -
                                   Initial          Initial         Service        Service          Service         Service
                                    shares           shares         Class 2        Class 2          Class 2         Class 2

Outstanding at beginning of
 period                           611,171.527     468,476.170               -               -       1,298.375        12,688.881
Net premiums                       75,679.111     115,256.317       3,197.584     12,866.306       21,969.388        19,637.955
Transfers between funds            55,762.657       3,606.575       9,654.615     86,671.774      168,086.827       168,712.727
Cost of insurance and
 administrative charges           (56,307.879)    (64,486.004)       (877.553)    (4,657.927)      (3,702.557)       (8,133.987)
Policy loans                         (404.216)     (1,244.796)         24.904        815.941          140.370           484.490
Surrenders                        (25,618.921)    (18,559.788)              -       (787.083)      (6,578.523)          (33.312)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period      660,282.279     503,048.474      11,999.550     94,909.011      181,213.880       193,356.754
                                  ===========     ===========     ===========    ===========      ===========     =============

                                Janus Aspen       Janus Aspen       Janus Aspen
                                 Series             Series            Series
                                Aggressive        International      Worldwide
                                 Growth             Growth           Growth        J.P. Morgan          MFS            MFS
                                Portfolio -        Portfolio -      Portfolio -      Small            Capital        Emerging
                                 Service            Service          Service        Company        Opportunities      Growth
                                 Shares             Shares           Shares        Portfolio           Series         Series
Outstanding at beginning of
 period                               861.017       1,302.400       5,971.961        306.563           96.135       657,978.793
Net premiums                       11,783.854       6,110.130       5,202.582        328.278        9,160.491       246,395.324
Transfers between funds            22,571.523      64,775.201      46,738.882     11,659.202       90,435.702       (40,015.380)
Cost of insurance and
 administrative charges            (2,915.268)     (1,958.055)     (6,112.569)      (232.071)      (8,968.319)     (130,189.700)
Policy loans                           49.823          64.552         834.634              -        1,043.361        (4,702.467)
Surrenders                            (39.193)     (6,518.478)       (685.768)             -       (1,023.095)      (10,877.543)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period       32,311.756      63,775.750      51,949.722     12,061.972       90,744.275       718,589.027
                                  ===========     ===========     ===========    ===========      ===========     =============

                                                                   Neuberger
                                                                    Berman           North            North           North
                                    MFS New           MFS         AMT Mid-Cap    American - AG    American - AG   American - AG
                                   Discovery        Research        Growth       International    Mid Cap Index    Money Market
                                    Series           Series         Portfolio    Equities Fund        Fund            Fund
Outstanding at beginning of
 period                               639.747       3,266.797      12,427.475     97,047.375      395,606.281       917,345.841
Net premiums                       58,527.775       9,805.362       6,325.356     78,049.285      141,605.570     2,832,736.305
Transfers between funds            26,181.013      35,916.863      23,559.613     (9,806.863)     (22,545.217)   (1,020,943.685)
Cost of insurance and
 administrative charges            (3,758.499)     (2,406.542)     (1,841.939)   (12,004.874)     (46,791.740)     (247,229.706)
Policy loans                          (10.984)        100.103          37.765       (322.354)      (2,332.743)     (434,457.162)
Surrenders                            (10.219)              -         (30.492)      (932.587)      (7,666.667)      (16,855.488)
                                  -----------     -----------     -----------    -----------      -----------     -------------
Outstanding at end of period       81,568.833      46,682.583      40,477.778    152,029.982      457,875.484     2,030,596.105
                                  ===========     ===========     ===========    ===========      ===========     =============

                                    VL-R-33

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                              DIVISIONS
                                ----------------------------------------------------------------------------------------------------
                                                   North
                                                  American -
                                    North        T. Rowe Price     North          North                              PIMCO
                                American - AG     Science &      American -     American -         PIMCO Real       Short-Term
                                  Nasdaq 100      Technology    AG Small Cap     AG Stock         Return Bond          Bond
                                 Index  Fund        Fund         Index Fund     Index Fund         Portfolio         Portfolio

Outstanding at beginning of
 period                             3,215.675         629.273         104.852    1,435,517.445           54.940       2,673.619
Net premiums                        8,754.410       5,640.897       2,683.790      420,730.271        6,491.825         826.636
Transfers between funds            35,028.209      27,811.603      50,424.356        7,361.829       88,339.469      27,901.559
Cost of insurance and
 administrative charges            (2,042.589)     (4,836.821)       (689.540)    (156,617.895)      (3,557.095)     (1,165.264)
Policy loans                                -         211.559          87.643      (12,749.820)        (878.718)              -
Surrenders                            (41.210)              -      (6,558.428)    (103,443.264)      (2,684.179)     (2,754.244)
                                  -----------     -----------     -----------    -------------      -----------     -----------
Outstanding at end of period       44,914.495      29,456.511      46,052.673    1,590,798.566       87,766.242      27,482.306
                                  ===========     ===========     ===========    =============      ===========     ===========

                                                                                    Putnam VT
                                                    Putnam VT       Putnam VT     International                        SAFECO
                                   PIMCO Total     Diversified     Growth and      Growth and        SAFECO          RST-Growth
                                  Return Bond     Income Fund -   Income Fund -   Income Fund -     RST-Equity      Opportunities
                                   Portfolio        Class IB        Class IB        Class IB        Portfolio         Portfolio

Outstanding at beginning of
 period                                54.430     107,206.344     360,304.925    222,879.091      525,483,607       398,260.210
Net premiums                        6,391.880      32,706.877     115,550.968     58,040.322       78,002,533       104,363.914
Transfers between funds           129,080.988      11,057.624     140,104.120    (23,420.037)     (10,680.109)      (18,368.251)
Cost of insurance and
 administrative charges            (3,126.283)    (14,551.435)    (55,695.014)   (25,594.800)     (60,170.727)      (48,735.586)
Policy loans                          411.586        (640.148)      5,902.386     (2,237.623)      (1,139.168)       (8,551.155)
Surrenders                         (1,522.109)     (2,599.888)    (25,142.577)   (17,553.932)     (36,313.767)      (13,130.417)
                                  -----------     -----------     -----------    -----------      -----------       -----------
Outstanding at end of period      131,290.492     133,179.374     541,024.808    212,113.021      495,182.369       413,838.715
                                  ===========     ===========     ===========    ===========      ===========      ============

                                                                                                    Van Kampen
                                                                                                  LIT Strategic
                                  UIF Equity       UIF High      Vanguard VIF   Vanguard VIF          Stock
                                   Growth           Yield         High Yield     REIT Index        Portfolio -
                                  Portfolio        Portfolio     Bond Portfolio   Portfolio      Class I Shares

Outstanding at beginning of
 period                           522,047.496     177,064.449          57.087        104.923      103,852.489
Net premiums                      116,056.910      37,754.322       1,351.145      2,624.909       31,025.630
Transfers between funds          (120,099.482)     (5,291.599)     26,451.557     17,055.233          321.418
Cost of insurance and
 administrative charges           (56,298.846)    (16,906.240)       (981.015)      (588.917)     (13,245.100)
Policy loans                      (10,668.528)       (562.280)       (144.923)             -         (314.270)
Surrenders                        (12,414.392)     (8,237.394)     (1,596.906)    (3,960.721)      (4,986.655)
                                  -----------     -----------     -----------    -----------      -----------
Outstanding at end of period      438,623.158     183,821.258      25,136.945     15,235.427      116,653.512
                                  ===========     ===========     ===========    ===========      ===========

                                    VL-R-34

NOTE G - PER UNIT DATA

  A summary of unit values and units outstanding for variable account policies and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                 Investment
                                                                                  Income           Expense         Total
         Divisions                  Units      Unit Value       Net Assets         Ratio            Ratio          Return
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
 - Class I Shares:
------------------------------
  AIM V.I. International
   Equity Fund                   356,170.122   $ 8.431062      $ 3,002,893          0.30%            0.75%         -24.11%
  AIM V.I. Value Fund            983,405.657    11.016113       10,833,308          0.12%            0.75%         -13.22%

American Century Variable
 Portfolios, Inc.:
------------------------------
  VP Value Fund (1)              111,235.155    12.070904        1,342,709          0.04%            0.75%          12.85%

Ayco Series Trust:
------------------------------
  Ayco Growth Fund                21,904.481     9.432765          206,620          0.64%            0.75%          -2.99%

Credit Suisse Warburg Pincus
 Trust:
------------------------------
  Small Company Growth
   Portfolio (1)                  27,892.534     7.660004          213,657          0.00%            0.75%          -3.32%

Dreyfus Investment Portfolios:
------------------------------
  MidCap Stock Portfolio -
   Initial shares                 40,853.494     9.422956          384,960          0.31%            0.75%          -3.99%

Dreyfus Variable Investment
 Fund:
------------------------------
  Quality Bond Portfolio -
   Initial shares                660,282.279    11.663052        7,700,907          6.17%            0.75%           5.89%
  Small Cap Portfolio -
   Initial shares                503,048.474    12.002454        6,037,816          0.43%            0.75%          -6.82%

Fidelity Variable Insurance
 Products Fund:
------------------------------
  VIP Asset Manager Portfolio
   - Service Class 2 (2)          11,999.550     9.245777          110,946          0.00%            0.75%           2.78%
  VIP Contrafund Portfolio -
   Service Class 2 (1)            94,909.011     8.331585          790,743          0.09%            0.75%         -10.27%
  VIP Equity-Income Portfolio
   - Service Class 2             181,213.880     9.511041        1,723,532          0.03%            0.75%          -5.94%
  VIP Growth Portfolio -
   Service Class 2               193,356.754     7.292288        1,410,013          0.01%            0.75%         -18.48%

Janus Aspen Series - Service
 Shares:
------------------------------
  Aggressive Growth Portfolio     32,311.756     4.653294          150,356          0.00%            0.75%         -40.04%
  International Growth
   Portfolio                      63,775.750     6.807670          434,164          1.01%            0.75%         -24.01%
  Worldwide Growth Portfolio      51,949.722     6.916841          359,328          0.51%            0.75%         -23.20%

J. P. Morgan Series Trust II:
------------------------------
  J. P. Morgan Small Company
   Portfolio                      12,061.972     8.614017          103,902          0.01%            0.75%          -8.72%

MFS Variable Insurance Trust:
------------------------------
  MFS Capital Opportunities
   Series (1)                     90,744.275     6.775961          614,880          0.01%            0.75%         -24.06%
  MFS Emerging Growth Series     718,589.027    10.959606        7,875,453          0.00%            0.75%         -33.99%
  MFS New Discovery Series        81,568.833     8.805005          718,214          0.00%            0.75%          -5.74%
  MFS Research Series             46,682.583     7.032225          328,283          0.01%            0.75%         -21.84%

(1) Since inception January 2001

                                    VL-R-35

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE G - PER UNIT DATA - CONTINUED

                                                                                 Investment
                                                                                  Income           Expense         Total
         Divisions                  Units      Unit Value       Net Assets         Ratio            Ratio          Return
------------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers
 Management Trust:
-----------------------------
  Mid-Cap Growth Portfolio         40,477.778   $ 6.212423      $    251,465      0.00%              0.75%        -25.21%

North American Funds
 Variable Product Series I:
-----------------------------
  International Equities Fund     152,029.982     8.684995         1,320,380      1.71%              0.75%        -22.56%
  MidCap Index Fund               457,875.484    14.622567         6,695,315      0.74%              0.75%         -1.68%
  Money Market Fund             2,030,596.105    11.546595        23,446,471      2.93%              0.75%          2.91%
  Nasdaq-100 Index Fund            44,914.495     4.888457           219,563      0.10%              0.75%        -32.99%
  Science & Technology Fund        29,456.511     4.424590           130,333      0.00%              0.75%        -41.62%
  Small Cap Index Fund (1)         46,052.673     9.902767           456,049      0.96%              0.75%          1.23%
  Stock Index Fund              1,590,798.566    10.643487        16,931,644      0.96%              0.75%        -12.86%

PIMCO Variable Insurance
 Trust Administrative Class
-----------------------------
  PIMCO Real Return Bond
   Portfolio (1)                   87,766.242    11.169982           980,348      6.95%              0.75%          8.83%
  PIMCO Short-Term Bond
   Portfolio                       27,482.306    10.673957           293,345      5.19%              0.75%          5.98%
  PIMCO Total Return Bond
   Portfolio (1)                  131,290.492    11.081760         1,454,930      2.82%              0.75%          7.58%

Putnam Variable Trust:
-----------------------------
  Putnam VT Diversified
   Income Fund - Class IB         133,179.374     9.759590         1,299,777      7.31%              0.75%          2.73%
  Putnam VT Growth and
   Income Fund - Class IB         541,024.808    10.397634         5,625,378      2.61%              0.75%         -7.10%
  Putnam VT Int'l Growth and
   Income Fund - Class IB         212,113.021     9.156935         1,942,305      5.80%              0.75%        -21.40%

SAFECO Resource Series Trust:
-----------------------------
  RST Equity Portfolio            495,182.369     9.627194         4,767,218      0.68%              0.75%        -10.07%
  RST Growth Opportunities
   Portfolio                      413,838.715     9.903635         4,098,507      0.00%              0.75%         18.25%

The Universal Institutional
 Funds, Inc.:
-----------------------------
  Equity Growth Portfolio         438,623.158    10.811066         4,741,984      0.00%              0.75%        -15.75%
  High Yield Portfolio            183,821.258     8.925286         1,640,658     11.27%              0.75%         -5.19%

Vanguard Variable Insurance
 Fund:
-----------------------------
  High Yield Bond Portfolio (1)    25,136.945    10.133522           254,726      0.05%              0.75%          2.55%
  REIT Index Portfolio             15,235.427    12.144954           185,034      0.81%              0.75%         11.29%

Van Kampen Life Investment
 Trust - Class I Shares:
-----------------------------
  Strategic Stock Portfolio       116,653.512    11.350093         1,324,028      1.90%              0.75%          0.32%

Total                                                           $122,402,142
                                                                ============


(1) Since inception January 2001

                                    VL-R-36

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                           INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------
accumulation value.................................................       6
Administrative Center..............................................       1
AGL................................................................       33
amount at risk.....................................................       8
automatic rebalancing..............................................       6
basis..............................................................       36
beneficiary........................................................       42
cash surrender value...............................................       22
close of business..................................................       45
Code...............................................................       34
cost of insurance rates............................................       44
daily charge.......................................................       8
date of issue......................................................       46
death benefit......................................................       15
declared fixed interest account option.............................       47
division...........................................................       34
dollar cost averaging..............................................       5
Fund...............................................................       2
full surrender.....................................................       22
grace period.......................................................       17
Home Office........................................................       1
insured person.....................................................       5
investment option..................................................       1
lapse..............................................................       17
loan, loan interest................................................       23
maturity, maturity date............................................       24
modified endowment contract........................................       35
monthly deduction day..............................................       46
Monthly insurance charge...........................................       8
Mutual Fund........................................................       2
Option 1, 2........................................................       16
partial surrender..................................................       22
payment option.....................................................       24
planned periodic premium...........................................       17

                                                                       PAGE TO
                                                                     SEE IN THIS
DEFINED TERM                                                          PROSPECTUS
------------                                                         -----------
Platinum Investor(SM) II...........................................       1
Policy.............................................................       1
Policy loan........................................................       23
Policy month, year.................................................       46
preferred loan interest............................................       24
premiums...........................................................       5
premium payments...................................................       5
prospectus.........................................................       1
reinstate, reinstatement...........................................       17
rider..............................................................       19
SEC................................................................       2
separate account...................................................       1
Separate Account VL-R..............................................       33
seven-pay test.....................................................       34
specified amount...................................................       15
surrender..........................................................       22
target.............................................................       49
telephone transactions.............................................       27
transfers..........................................................       18
valuation date, period.............................................       45
variable investment options........................................       1
you, your..........................................................       26

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

AIG American
      |General

                                                                  PRIVACY NOTICE
--------------------------------------------------------------------------------


AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

..    Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

     - Information provided to us, such as on applications or other forms

     - Information about transactions with us, our affiliates or third parties

     - Information from others, such as credit reporting agencies, employers, and federal and state agencies

..    The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

..    We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

..    We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

..    We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

..    We do not share nonpublic personal information about you except as permitted by law.

..    We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

     (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

     (ii) other financial institutions with whom we have joint marketing agreements.

..    Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

..    Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

..    Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

..    You will receive appropriate notice if our privacy policy changes.

..    Our privacy policy applies to current and former customers.

 THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.


New Mexico and Vermont Residents Only:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

         American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

         American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross_Reference Table.
Prospectus consisting of 62 pages of text, plus 36 financial pages of Separate
         Account VL-R, plus 46 financial pages of American General Life Insurance Company. Prospectus consisting of 63 pages of text, plus 36 financial pages of Separate Account VL-R, plus 46 financial pages of American General Life Insurance Company
The undertaking to file reports. The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

         Independent Auditors

The following exhibits:

         1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

         (1)  (a)    Resolutions of Board of Directors of American General Life
                     Insurance Company authorizing the establishment of Separate
                     Account VL-R. (1)

              (b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

         (2)         Not applicable.

         (3)  (a)    Form of Distribution Agreement between American General
                     Life Insurance Company and American General Distributors,
                     Inc. (17)

              (b)    Form of Selling Group Agreement.  (17)

              (c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

         (4)         Not applicable.

         (5)  (a) (i)   Specimen form of the "Platinum Investor I" Variable
                        Universal Life Insurance Policy (Policy Form No. 97600).
                        (1)

                  (ii) Specimen form of the "Platinum Investor II" Variable Universal Life Insurance Policy (Policy Form No. 97610).
                        (1)

         (6)  (a)       Amended and Restated Articles of Incorporation of
                        American General Life Insurance Company, effective
                        December 31, 1991. (2)

              (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

              (c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

         (7)            Not applicable.

         (8)  (a) (i)   Form of Participation Agreement by and Among AIM
                        Variable Insurance Funds, Inc., A I M Distributors,
                        Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American
                        General Securities Incorporated. (6)

                  (ii) Form of Amendment Four to Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

              (b) (i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

                  (ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

                  (iii) Form of Amendment Two to Participation Agreement by and
                        between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (15)

                  (iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

              (c) (i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

                  (ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

              (d) (i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

                  (ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (15)

              (e) (i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

                  (ii) Amendment Number 1 to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

                  (iii) Amended Number 2 to Participation Agreement Among Morgan
                        Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

                  (iv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (17)

              (f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

              (g) (i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust and SAFECO Securities, Inc. (6)

                  (ii) Form of Amendment Four Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (17)

              (h) (i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

                  (ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

                  (iii) Form of Amendment Two to Amended and Restated
                        Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen American Capital Asset Management, Inc. (6)

                  (iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company, and American General Securities Incorporated.
                        (17)

              (i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

              (j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

              (k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

              (l) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

              (m) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

              (n) (i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

                  (ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

              (o) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (14)

              (p) (i) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (15)

                  (ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (18)

              (q) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

              (r) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

              (s) Form of Participation Agreement by and between American General Life Insurance Company and J. P. Morgan Series Trust II. (15)

              (t) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (15)

              (u) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (15)

              (v) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (15)

              (w) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (15)

              (x) (i) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (15)

                  (ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (18)

              (y) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (15)

              (z) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (15)

              (aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (15)

              (bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (15)

              (cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (15)

              (dd) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (15)

              (ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (15)

              (ff)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (19)

                  (ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000.
                        (16)

                  (iii) Form of Amendment to Participation Agreement by and
                        among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (20)

              (gg)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (21)

                  (ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (20)

              (hh) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (22)

              (ii) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (22)

              (jj) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (22)

              (kk) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (22)

          (9)           Not applicable.

          (10)(a) Form of amended Life Insurance Application - Part A, Form No. AGLC0336-2001. (12)

              (b) Form of amended Life Insurance Application - Part B, Form No. AGLC0337-2001. (12)

              (c)       Medical Exam Form Life Insurance Application. (13)

              (d) Specimen form of amended Supplemental Application. (Filed herewith)

              (e)       Form of amended Service Request Form. (Filed herewith)

              (f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (16)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.


          Other Exhibits

            2(a) Opinion and Consent of Steven A. Glover, Senior Counsel of American General Life Companies. (6)

            2(b) Opinion and Consent of American General Life Insurance Company's actuary. (6)

            3           Not applicable.

            4           Not applicable.

            6           Consent of Independent Auditors.  (Filed herewith)

            7           Powers of Attorney.  (Filed herewith on Signature Pages)

--------------------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed April 23, 2002.

(13) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(19) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(21) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(22) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 26th day of April, 2002.

                                   AMERICAN GENERAL LIFE INSURANCE
                                   COMPANY
                                   SEPARATE ACCOUNT VL-R
                                   (Registrant)

                          BY:      AMERICAN GENERAL LIFE INSURANCE
                                   COMPANY
                                   (On behalf of the Registrant and itself)



                          BY:      /s/  ROBERT F. HERBERT, JR.
                                   -----------------------------------
                                   Robert F. Herbert, Jr.
                                   Senior Vice President, Treasurer and
                                      Controller

[SEAL]



ATTEST:  /s/  LAUREN W. JONES
         --------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

/s/  RODNEY O. MARTIN, JR.          Director and Chairman     April 26, 2002
--------------------------
Rodney O. Martin, Jr.


/s/  ROYCE G. IMHOFF, II            Director and President    April 26, 2002
------------------------
Royce G. Imhoff, II


/s/  DAVID L. HERZOG                Director and Chief        April 26, 2002
--------------------                Financial Officer
David L. Herzog


/s/  DAVID J. DIETZ                 Director                  April 26, 2002
-------------------
David J. Dietz


/s/  ROBERT F. HERBERT, JR.         Director                  April 26, 2002
---------------------------
Robert F. Herbert, Jr.


/s/  GARY D. REDDICK                Director                  April 26, 2002
--------------------
Gary D. Reddick


/s/  R. KENDALL NOTTINGHAM          Director                  April 26, 2002
--------------------------
R. Kendall Nottingham


/s/  NICHOLAS A. O'KULICH           Director                  April 26, 2002
-------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX:

The following exhibits:

     1. Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(d)  Specimen form of amended Supplemental Application.

          (10)(e)  Form of amended Service Request Form.


        Other Exhibits

          6        Consent of Independent Auditors.

                                      E-1